Registration No. 333-124412
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


          Pre-Effective Amendment No.                                      [ ]
                                      -----

          Post-Effective Amendment No.   1                                 [X]
                                       ----

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

          Amendment No.
                        ----

                        (Check appropriate box or boxes)
                        --------------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agents for Service)

                           --------------------------

                  Please send copies of all communications to:
                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                           --------------------------



         Approximate Date of Proposed Public Offering: Continuous.

         It is proposed that this filing will become effective (check appropriate box):


[_]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2006 pursuant to paragraph (b) of Rule 485.

[_]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[_]      On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

Members Retirement Program




PROSPECTUS DATED MAY 1, 2006



--------------------------------------------------------------------------------

Please read this prospectus and keep it for future reference. It contains important information you should know before participating in the Program or allocating amounts under the contract.


ABOUT THE MEMBERS RETIREMENT PROGRAM


The Program provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. There are currently 21 investment options under the Program including: 3-year and 5-year Guaranteed Rate Accounts and the Money Market Guarantee Account (the "guaranteed options"), and 18 investment funds (the "Funds").



WHAT IS THE MEMBERS RETIREMENT PROGRAM CONTRACT?

The Members Retirement Program contract is a group annuity contract issued by AXA Equitable Life Insurance Company. Contributions to the trusts maintained under the plans will be allocated among our investment funds and guaranteed options in accordance with participant instructions.


--------------------------------------------------------------------------------
 Investment options
--------------------------------------------------------------------------------
 Asset Allocation
--------------------------------------------------------------------------------
o Alliance Balanced Fund
--------------------------------------------------------------------------------
 Cash Equivalents
--------------------------------------------------------------------------------
o Money Market Guarantee Account
--------------------------------------------------------------------------------
 International Stocks
--------------------------------------------------------------------------------
o EQ/Alliance International            o EQ/Van Kampen Emerging Markets
o EQ/Capital Guardian International      Equity
--------------------------------------------------------------------------------
 Investment Grade Bonds
--------------------------------------------------------------------------------
o Guaranteed Rate Accounts             o EQ/PIMCO Real Return
o EQ/Alliance Intermediate Government
  Securities
--------------------------------------------------------------------------------
 Large Cap Blend
--------------------------------------------------------------------------------
o EQ/Capital Guardian Research         o EQ/Equity 500 Index
o EQ/Capital Guardian U.S. Equity
--------------------------------------------------------------------------------
 Large Cap Growth
--------------------------------------------------------------------------------
o Alliance Growth Equity Fund(1)       o EQ/MFS Emerging Growth Companies
o EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------
  Large Cap Value
--------------------------------------------------------------------------------
o EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------
 Mid Cap
--------------------------------------------------------------------------------
o Alliance Mid Cap Growth Fund         o EQ/FI Mid Cap Value
--------------------------------------------------------------------------------
 Small Cap
--------------------------------------------------------------------------------
o EQ/Small Company Index
--------------------------------------------------------------------------------
 Small Cap Value
--------------------------------------------------------------------------------
o EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------
 Specialty
--------------------------------------------------------------------------------
o AXA Premier VIP Technology
--------------------------------------------------------------------------------


(1) There is no capitalization constraint on this Fund. The capitalization size of the Fund is driven by stock selection. Currently, the Fund may be considered to be large capitalization.

The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are managed by AXA Equitable. Each of the other Funds invests in shares of a corresponding portfolio ("Portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Trusts"). You should also read the prospectuses for the Trusts and keep them for future reference.

GUARANTEED OPTIONS. The guaranteed options we offer include a 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account, and the Money Market Guarantee Account.


We have filed registration statements relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2006, which is part of one of the registration statements, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC website at www.sec.gov. The SAI is available free of charge. You may request one by writing to our processing office at The Members Retirement Program, c/o AXA Equitable, Box 2011, Secaucus, NJ 07096 or calling 1-800-523-1125.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The securities are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                      x01288/MRP

Contents of this prospectus
--------------------------------------------------------------------

--------------------------------------------------------------------------------
MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
The Program at a glance -- key features                                      7
Employer choice of retirement plans                                          7
Plan features                                                                7
The Contract at a glance -- key features                                     8

--------------------------------------------------------------------------------
FEE TABLE                                                                    9
--------------------------------------------------------------------------------
Examples                                                                    11
Condensed financial information                                             12
Financial statements of investment funds                                    12

--------------------------------------------------------------------------------
1. INVESTMENT OPTIONS                                                       13
--------------------------------------------------------------------------------
The Funds                                                                   13
Risks of investing in the Funds                                             17
Additional information about the Funds                                      18
The guaranteed options                                                      18

--------------------------------------------------------------------------------
2. HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS                           20
--------------------------------------------------------------------------------
For amounts in the Funds                                                    20
How we determine the unit value                                             20
How we value the assets of the Funds                                        20

--------------------------------------------------------------------------------
3. TRANSFERS AND ACCESS TO YOUR ACCOUNT                                     22
--------------------------------------------------------------------------------
Transfers among investment options                                          22
Disruptive transfer activity                                                22
Our Account Investment Management System (AIMS) and
     our internet website                                                   23
Participant loans                                                           23
Choosing benefit payment options                                            23
Spousal consent                                                             24
Benefits payable after the death of a participant                           24


----------------------
When we use the words "we," "us" and "our," we mean AXA Equitable. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual participant in one or more of the plans available in the Program unless otherwise explained. For example, "The Program" section of the prospectus is primarily directed at the employer.

"You" and "your" also can refer to the plan participant when the contract owner has instructed us to take participant in plan instructions as the contract owner's instructions under the contract, for example "Transfers and access to your account."



2  Contents of this prospectus

--------------------------------------------------------------------------------
4. THE PROGRAM                                                              25
--------------------------------------------------------------------------------
Summary of plan choices                                                     25
Getting started                                                             25
How to make Program contributions                                           25
Allocating Program contributions                                            26
Distributions from the investment options                                   26
Rules applicable to participant distributions                               26

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     28
--------------------------------------------------------------------------------
Charges based on amounts invested in the Program                            28
Plan and transaction expenses                                               28
Individual annuity charges                                                  28
Charges for state premium and other applicable taxes                        28
Fees paid to associations                                                   29
General information of fees and charges                                     29

--------------------------------------------------------------------------------
6. TAX INFORMATION                                                          30
--------------------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                          30

Income taxation of distributions to qualified plan participants             30


--------------------------------------------------------------------------------
7. MORE INFORMATION                                                         32
--------------------------------------------------------------------------------
About Program changes or terminations                                       32
IRS disqualification                                                        32
About the separate accounts                                                 32

About the general account                                                   32

About legal proceedings                                                     32
Financial Statements                                                        32
About the trustee                                                           32
Distribution of the contracts                                               32
Reports we provide and available information                                33
Acceptance                                                                  33

--------------------------------------------------------------------------------
APPENDIX
--------------------------------------------------------------------------------
I -- Condensed financial information                                       A-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.



                                                  Page
   AIMS                                             23
   AXA Equitable                                     5
   beneficiary                                      24
   benefit payment options                          23
   business day                                     23
   contract                                         25
   corresponding portfolios                front cover
   disruptive transfer activity                     22
   eligible rollover distributions                  30
   fair valuation                                   21
   GRAs                                             18
   guaranteed options                               18
   individually designed plan                       25
   IRA                                              30
   investment funds                        front cover
   investment options                               13
   market timing                                    22
   Master Trust                                     25
   Money Market Guarantee Account                   19
   Pooled Trust                                     25
   Program                                          25
   Roth 401(k)                                       7
   separate accounts                                32
   Trusts                                  front cover
   unit value                                       20
   unit                                             20
   Volume Submitter Plan                            25
   Volume Submitter Retirement Trust                25
   3-year GRA                                       18
   5-year GRA                                       18


4  Index of key words and phrases

Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

You can reach us as indicated below to obtain:

o Copies of any plans, trusts, participation agreements, or enrollment or other forms used in the Program.

o    Unit values and other account information under your plan,

o Any other information or materials that we provide in connection with the Program.


INFORMATION ON JOINING THE PROGRAM


--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------

1-800-523-1125 (Retirement Program Specialists available weekdays 9 AM to 5 PM Eastern Time)


--------------------------------------------------------------------------------
 BY REGULAR MAIL:
--------------------------------------------------------------------------------

The Members Retirement Program
c/o AXA Equitable
Box 2011
Secaucus, NJ 07096


--------------------------------------------------------------------------------
 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------


The Members Retirement Program
c/o AXA Equitable
200 Plaza Drive, First Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------

The Members Retirement Program website www.equitable.com/mrp, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on either "Contact us" or "Send E-Mail to AXA Equitable."

No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written material issued by AXA Equitable. You should not rely on any other information or representation.


INFORMATION ONCE YOU JOIN THE PROGRAM


--------------------------------------------------------------------------------
 BY PHONE:
--------------------------------------------------------------------------------

1-800-526-2701 (U.S.) or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom (Account Executives available weekdays 9 AM to 5 PM Eastern Time).


--------------------------------------------------------------------------------
 TOLL-FREE AIMS:
--------------------------------------------------------------------------------

By calling 1-800-526-2701 or 1-800-526-2701-0, you may, with your assigned personal security code, use AIMS to:

o    Transfer between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing guaranteed options.

o Hear investment performance information, including investment fund unit values and current guaranteed option interest rates.

AIMS operates 24 hours a day. You may speak with our Account Executives during regular business hours about any matters covered by the AIMS.


--------------------------------------------------------------------------------
 BY INTERNET FOR AMOUNTS IN THE TRUST
--------------------------------------------------------------------------------

By logging on to www.axa-equitable.com/mrp, Participant Services you may, with your social security number and your personal security code, use the Internet to access certain retirement account information such as:

o Investment performance, current and historical investment fund unit values, and current guaranteed option interest rates.

o Transfer assets between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing Guaranteed Rate Accounts.


--------------------------------------------------------------------------------
 BY REGULAR MAIL:
--------------------------------------------------------------------------------

(correspondence):
The Members Retirement Program
Box 2468 G.P.O.
New York, NY 10116


--------------------------------------------------------------------------------
 FOR CONTRIBUTION CHECKS ONLY:
--------------------------------------------------------------------------------

The Members Retirement Program
P.O. Box 1599
Newark, NJ 07101-9764


--------------------------------------------------------------------------------
 FOR REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
--------------------------------------------------------------------------------


The Members Retirement Program
c/o AXA Equitable
200 Plaza Drive, First Floor
Secaucus, NJ 07094



--------------------------------------------------------------------------------
 BY E-MAIL
--------------------------------------------------------------------------------

We welcome your comments and questions regarding the Members Retirement Program. If you have a comment or suggestion about the Members Website we would appreciate hearing from you. Go to www.axa-equitable.com/mrp, Participant Services and click on "Contact Us" or click on "email the Members Retirement Program."


6  Who is AXA Equitable?

The Program at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER CHOICE OF RETIREMENT PLANS

Our Members Retirement Plan is a defined contribution master plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k), safe harbor 401(k) and Roth 401(k) features are available) and a defined contribution pension plan, or both. A "designated Roth contribution" (Roth 401(k))" may be added to any of the 401(k) features. It allows eligible employees to designate all or part of their elective deferrals as Roth contributions. See "Tax information" below. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the Members Retirement Plan.


Our Volume Submitter Plan is a defined contribution plan that can be adopted as a profit-sharing plan (new comparability or age weighted) with or without 401(k) features. The Program's investment options are the only investment choices under the Volume Submitter Plan.

Our Pooled Trust for Individually Designed Plans, which invests through our Investment Only arrangement, allows you to use the investment options in the Program through our Pooled Trust.


PLAN FEATURES


MEMBERS RETIREMENT PLAN:

o    The Program investment options are the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o    Use of our Master Trust.

o    No minimum amount must be invested.

o    5500 reporting.

o    Automatic updates for law changes.


VOLUME SUBMITTER PLAN:

o    Program investment options used as the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o    Use of our Volume Submitter Retirement Trust.

o    No minimum amount must be invested.

o    5500 reporting.

o    Automatic updates for law changes (requires employer adoption).


INVESTMENT ONLY:

o    Our Pooled Trust is used for investment only.

o    Recordkeeping services provided for plan assets in Pooled Trust.

PLAN CHARGES AND EXPENSES:


o Plan and transaction charges vary by type of plan adopted, or by specific transaction.



ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUST:

o    Toll-free number available for transfers and account information.

o    Internet website access to account information and transactions.

o    Participant loans (if elected by your employer; some restrictions apply).

o    Regular statements of account.

o    Retirement Program Specialist and Account Executive support.

o    Daily valuation of accounts.

--------------------------------------------------------------------------------
                        Members
                        Retirement Plan         Pooled Trust for
                        and Volume              Individually
                        Submitter Plan          Designed Plans
--------------------------------------------------------------------------------
Who selects             Participant.            Participant or
investments?                                    Trustee, as
                                                specified under
                                                your Plan.
--------------------------------------------------------------------------------
Are loans available?    Yes, if permitted       Yes, if permitted
                        under your Plan.        under your Plan.
--------------------------------------------------------------------------------
When are you eligible   Upon retirement,        Benefits depend
for distributions?      death, disability       upon the terms of
                        or termination of       your Plan.
                        employment.
--------------------------------------------------------------------------------

                                       The Program at a glance -- key features 7

The Contract at a glance -- key features

--------------------------------------------------------------------------------

CONTRIBUTIONS:

o    Can be allocated to any one option or divided among them.

o    Must be made by check or money order payable to AXA Equitable.

o    Must be sent along with a Contribution Remittance Form.

o Are credited on the day of receipt if accompanied by properly completed forms.


TRANSFERS AMONG INVESTMENT OPTIONS:

o Generally, amounts may be transferred among the investment options at any time.

o    Transfers may be made by telephone on AIMS or on our Internet Website.

o    There is no charge for transfers and no tax liability.

o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity.


CHARGES AND EXPENSES:

o Program expense charge assessed against combined value of Program assets in the Trust.

o Investment management and accounting fees and other expenses charged on an investment fund-by-fund basis, as applicable.

o    Record maintenance and report fee.

o    Enrollment fee.

o    Annuity administrative charge.


o Indirectly, charges of underlying variable investment options for investment management, 12b-1 fees and other expenses.



PROFESSIONAL INVESTMENT MANAGEMENT:


Through the investment funds under our contract we make available these professional investment managers who advise or sponsor the different Funds:

o    AllianceBernstein L.P.

o    Bridgeway Capital Management, Inc.


o    Calvert Asset Management Company, Inc.

o    Capital Guardian Trust Company

o    Fidelity Management & Research Company

o    Firsthand Capital Management, Inc.


o    GAMCO Investors, Inc.


o    MFS Investment Management


o    Morgan Stanley Investment Management, Inc.

o    Pacific Investment Management Company, LLC


o    RCM Capital Management LLC

o    Wellington Management Company, LLP


BENEFIT PAYMENT OPTIONS:

o    Lump sum.

o    Installments on a time certain or dollar certain basis.

o Variety of annuity benefit payout options as available under your employer's plan.

o    Fixed or variable annuity options available.


GUARANTEED OPTIONS:

The three guaranteed options include two Guaranteed Rate Accounts and a Money Market Guarantee Account.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days.


TAX ADVANTAGES:

o    On earnings No tax on investment earnings until withdrawn.

o    On transfer No tax on internal transfers.


TAX NOTE:

o Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code (the "Code") you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the features, benefits and costs of the contract relative to other types of arrangements. (For more information, see "Tax information" later in the prospectus.)



8  The Contract at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay if you purchase an annuity payout option. When you purchase or redeem units of any of the investment funds, you will pay no sales load, no deferred sales charge, no surrender fees and no transfer or exchange fees. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value if you purchase an annuity payout option
----------------------------------------------------------------------------------------------------------------------------------
Charge if you purchase an annuity payout option                                     $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.



----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your investment funds expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Maximum program expense charge(1)                                                   1.00%
Maximum program-related Other expenses                                              0.16%
Maximum program-related Investment management and accounting fees(2)                0.65%
----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the end of each calendar quarter
----------------------------------------------------------------------------------------------------------------------------------
Record maintenance and report fee:                                                 $ 3.75


----------------------------------------------------------------------------------------------------------------------------------
 Charges we may deduct from your account value
----------------------------------------------------------------------------------------------------------------------------------
Enrollment fee:(3)                                                                 $25 per participant


----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from amounts in the GRAs and the Money Market Guarantee Account
----------------------------------------------------------------------------------------------------------------------------------
Maximum program expense charge(1)                                                  1.00%



A proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any investment fund of the Trusts to which monies are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31,
2005) charged by any of the Portfolios that apply periodically during the time that you own the contract. These fees and expenses are reflected in the investment funds' net asset value each day. Therefore, they reduce the investment return of the fund and the related investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each
Portfolio's fees and expenses is contained in the prospectuses for the Trusts.



----------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)                                                                    0.63%      1.88%


                                                                     Fee table 9

PORTFOLIO OPERATING EXPENSES AND SEPARATE ACCOUNT EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS FOR AXA PREMIER VIP TECHNOLOGY, EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES, EQ/ALLIANCE INTERNATIONAL, EQ/BERNSTEIN DIVERSIFIED VALUE, EQ/CALVERT SOCIALLY RESPONSIBLE, EQ/CAPITAL GUARDIAN INTERNATIONAL, EQ/CAPITAL GUARDIAN RESEARCH, EQ/CAPITAL GUARDIAN U.S. EQUITY, EQ/EQUITY 500 INDEX, EQ/FI MID CAP VALUE, EQ/GAMCO SMALL COMPANY VALUE, EQ/MFS EMERGING GROWTH COMPANIES, EQ/PIMCO REAL RETURN, EQ/SMALL COMPANY INDEX FUNDS AND EQ/VAN KAMPEN EMERGING MARKETS EQUITY FUND.



-------------------------------------------------------------------------------------------------------------------------
                                                         TRUST RELATED EXPENSES
-------------------------------------------------------------------------------------------------------------------------
                                                                              Net Total                    Net Total
                                                                               Annual      Fee waivers      Annual
                                                                              Expenses       and/or        Expenses
                                       Investment                              Before        Expense        After
                                         Mgmt.        12b-1        Other       Expense     Reimburse-      Expense
            Portfolio Name              Fees(4)      Fee(5)    Expenses(6)   Limitation     ments(7)     Limitations
-------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology              1.20%         0.25%      0.22%         1.67%          0.00%        1.67%
-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
  Securities                            0.50%         0.25%      0.14%         0.89%            --         0.89%
EQ/Alliance International               0.72%         0.00%      0.21%         0.93%         (0.08)%       0.85%
EQ/Bernstein Diversified Value          0.61%         0.25%      0.13%         0.99%         (0.04)%       0.95%
EQ/Calvert Socially Responsible         0.65%         0.25%      0.27%         1.17%         (0.12)%       1.05%
EQ/Capital Guardian International       0.85%         0.25%      0.23%         1.33%         (0.13)%       1.20%
EQ/Capital Guardian Research            0.65%         0.25%      0.13%         1.03%         (0.08)%       0.95%
EQ/Capital Guardian U.S. Equity         0.65%         0.25%      0.13%         1.03%         (0.08)%       0.95%
EQ/Equity 500 Index                     0.25%         0.25%      0.13%         0.63%            --         0.63%
EQ/FI Mid Cap Value                     0.73%         0.25%      0.14%         1.12%         (0.02)%       1.10%
EQ/GAMCO Small Company Value            0.79%         0.25%      0.14%         1.18%          0.00%        1.18%
EQ/MFS Emerging Growth Companies        0.65%         0.25%      0.14%         1.04%            --         1.04%
EQ/PIMCO Real Return                    0.55%         0.25%      0.24%         1.04%         (0.14)%       0.90%
EQ/Small Company Index                  0.25%         0.25%      0.16%         0.66%          0.00%        0.66%
EQ/Van Kampen Emerging Markets Equity   1.15%         0.25%      0.48%         1.88%         (0.08)%       1.80%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                                                            TOTAL
                                          PROGRAM RELATED EXPENSES        EXPENSES
--------------------------------------------------------------------------------------
                                       Program                               Net
                                       Expense       Other                 Total
            Portfolio Name             Charge    Expenses(8)     Total    Expenses
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------
AXA Premier VIP Technology              1.00%      0.16%         1.16%      2.83%
--------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
  Securities                            1.00%      0.15%         1.15%      2.04%
EQ/Alliance International               1.00%      0.15%         1.15%      2.08%
EQ/Bernstein Diversified Value          1.00%      0.15%         1.15%      2.14%
EQ/Calvert Socially Responsible         1.00%      0.15%         1.15%      2.32%
EQ/Capital Guardian International       1.00%      0.15%         1.15%      2.48%
EQ/Capital Guardian Research            1.00%      0.15%         1.15%      2.18%
EQ/Capital Guardian U.S. Equity         1.00%      0.15%         1.15%      2.18%
EQ/Equity 500 Index                     1.00%      0.15%         1.15%      1.78%
EQ/FI Mid Cap Value                     1.00%      0.15%         1.15%      2.27%
EQ/GAMCO Small Company Value            1.00%      0.15%         1.15%      2.33%
EQ/MFS Emerging Growth Companies        1.00%      0.15%         1.15%      2.19%
EQ/PIMCO Real Return                    1.00%      0.15%         1.15%      2.19%
EQ/Small Company Index                  1.00%      0.15%         1.15%      1.81%
EQ/Van Kampen Emerging Markets Equity   1.00%      0.15%         1.15%      3.03%
--------------------------------------------------------------------------------------


POOLED TRUST OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS FOR ALLIANCE GROWTH EQUITY, MID CAP GROWTH AND BALANCED FUNDS



-----------------------------------------------------------------------------------------
                                                 Program
                             Management Fee   Expense Charge     Other Expenses    Total
-----------------------------------------------------------------------------------------
Alliance Growth Equity           0.50%             1.00%             0.07%         1.57%
Alliance Mid Cap Growth          0.65%             1.00%             0.08%         1.73%
Alliance Balanced                0.50%             1.00%             0.08%         1.58%
-----------------------------------------------------------------------------------------


(1) This charge is also applied against assets in the guaranteed rate accounts and money market guarantee account.

(2) These fees apply only to the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds and will fluctuate from year to year and from fund to fund based on the assets in each fund. See the tables that provide the expenses of each individual investment fund later in this prospectus.

(3) This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.

(4) The management fees and administrative fees for each portfolio cannot be increased without a vote of each portfolio's shareholders.


(5) The Class IB shares of the Trusts are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract. A "--" indicates that there is no Rule 12b-1 Plan in place for the portfolio shown.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See column entitled "Fee waivers and/or expense reimbursements" and footnote (8) for any expense limitation agreements information.

(7) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust is used to reduce the applicable Portfolio's expenses. If the table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



10 Fee table

   ------------------------------------------------------------
   Portfolio Name
   ------------------------------------------------------------
   AXA Premier VIP Technology                      1.61%
   ------------------------------------------------------------
   EQ/Alliance International                       0.84%
   ------------------------------------------------------------
   EQ/Bernstein Diversified Value                  0.88%
   ------------------------------------------------------------
   EQ/Calvert Socially Responsible                 1.03%
   ------------------------------------------------------------
   EQ/Capital Guardian International               1.18%
   ------------------------------------------------------------
   EQ/Capital Guardian Research                    0.94%
   ------------------------------------------------------------
   EQ/Capital Guardian U.S. Equity                 0.94%
   ------------------------------------------------------------
   EQ/FI Mid Cap Value                             1.08%
   ------------------------------------------------------------
   EQ/GAMCO Small Company Value                    1.17%
   ------------------------------------------------------------
   EQ/MFS Emerging Growth Companies                1.01%
   ------------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity           1.78%
   ------------------------------------------------------------


(8) Reflects the amount deducted for the daily accrual of direct expenses. See "How We Determine the Unit Value" in the SAI.

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated and assume the maximum charges applicable under the contract, including the record maintenance and report fee and the enrollment fee. Since there are no surrender charges in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.

The charges used in the examples are the maximum expenses. The guaranteed rate accounts and the money market guarantee account are not covered by the fee table and examples. However, ongoing expenses do apply to the guaranteed rate accounts and the money market guarantee account. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


Separate Account 66 examples: These examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:



------------------------------------------------------------------------------------------------------------------------------
                                                  If you do not surrender                        If you annuitize
                                                 your contract at the end                       at the end of the
                                               of the applicable time period                  applicable time period
------------------------------------------------------------------------------------------------------------------------------
                                          1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                 $326     $  943     $1,584      $3,291      $676     $1,293     $1,934     $3,641
------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government
  Securities                               $247     $  708     $1,192      $2,518      $597     $1,058     $1,542     $2,868
EQ/Alliance International                  $251     $  719     $1,211      $2,555      $601     $1,069     $1,561     $2,905
EQ/Bernstein Diversified Value             $257     $  737     $1,242      $2,618      $607     $1,087     $1,592     $2,968
EQ/Calvert Socially Responsible            $275     $  793     $1,334      $2,802      $625     $1,143     $1,684     $3,152
EQ/Capital Guardian International          $291     $  841     $1,414      $2,961      $641     $1,191     $1,764     $3,311
EQ/Capital Guardian Research               $261     $  749     $1,262      $2,658      $611     $1,099     $1,612     $3,008
EQ/Capital Guardian U.S. Equity            $261     $  751     $1,264      $2,662      $611     $1,101     $1,614     $3,012
EQ/Equity 500 Index                        $221     $  629     $1,059      $2,247      $571     $  979     $1,409     $2,597
EQ/FI Mid Cap Value                        $270     $  778     $1,309      $2,752      $620     $1,128     $1,659     $3,102
EQ/GAMCO Small Company Value               $276     $  795     $1,339      $2,811      $626     $1,145     $1,689     $3,161
EQ/MFS Emerging Growth Companies           $262     $  753     $1,269      $2,671      $612     $1,103     $1,619     $3,021
EQ/PIMCO Real Return                       $262     $  753     $1,268      $2,670      $612     $1,103     $1,618     $3,020
EQ/Small Company Index                     $224     $  638     $1,075      $2,280      $574     $  988     $1,425     $2,630
EQ/Van Kampen Emerging Markets Equity      $346     $1,004     $1,683      $3,482      $696     $1,354     $2,033     $3,832
------------------------------------------------------------------------------------------------------------------------------



Pooled separate account examples:

These examples assume that you invest $10,000 in the indicated options under the contract for the time periods indicated. All other information and assumptions stated above apply. Although your actual costs may be higher or lower based on these assumptions, your costs would be:



                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------
                                    If you do not surrender                        If you annuitize
                                   your contract at the end                       at the end of the
                                 of the applicable time period                  applicable time period
------------------------------------------------------------------------------------------------------------------------------
                            1 Year    3 Years    5 Years    10 Years    1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Equity       $56       $117       $181        $344       $406      $467       $531       $694
Alliance Mid Cap Growth      $57       $122       $188        $360       $407      $472       $538       $710
Alliance Balanced            $56       $118       $181        $345       $406      $468       $531       $695
------------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for condensed financial information concerning the Funds available as of December 31, 2005.



FINANCIAL STATEMENTS OF INVESTMENT FUNDS


Each of the investment funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Pooled Separate Accounts, (Alliance Growth Equity (Separate Account No. 4), Alliance Mid Cap Growth (Separate Account No. 3) and Alliance Balanced (Separate Account No. 10)) and Separate Account No. 66 as well as the financial statements of AXA Equitable are included in the SAI. The financial statements for each Trust are in the SAI for that Trust.



12 Fee table

1. Investment options

--------------------------------------------------------------------------------


We offer 21 investment options under the contract: 18 investment funds that we call the "Funds," 3 guaranteed options: 2 guaranteed rate accounts and a Money Market Guarantee Account.



THE FUNDS

Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.


THE ALLIANCE GROWTH EQUITY FUND

OBJECTIVE

The Alliance Growth Equity Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of the U.S. economy -- and those of other leading industrialized countries -- over a long period. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Growth Equity Fund invests primarily in common stocks. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times, the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment causes more than 10% of the Alliance Growth Equity Fund's assets to be invested in the securities of one issuer.

The Alliance Growth Equity Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).

The Alliance Growth Equity Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds," later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Growth Equity Fund specifically.


THE ALLIANCE MID CAP GROWTH FUND

OBJECTIVES

The Alliance Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.


INVESTMENT STRATEGIES

The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation is also taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.


                                                          Investment options  13

INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.


In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested between 45.5% and 63.9% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) U.S. dollar-denominated sovereign and corporate debt of developed and developing nations, including but not limited to, bank obligations, notes, asset-backed securities, mortgage-related securities, (including agency and non-agency fixed, ARM and hybrid pass-throughs, agency and non-agency CMO's, commercial mortgage-backed securities and dollar rolls), collateralized mortgage obligations, zero coupon bonds and preferred stock. The Fund may also buy trust preferred securities and inflation protected securities. The Fund may also purchase 144 A securities. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or BBB or higher by Fitch, or, if unrated, are of comparable investment quality. The overall duration of the fund's debt securities is maintained within approximately 10% of the Lehman Aggregate Bond Index.


The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign companies; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.


Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. The Fund also enters into hedging transactions.



RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds", below, for information on the risks associated with an investment in the funds generally, and in the Alliance Balanced Fund specifically.


INVESTMENT MANAGER


We manage the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. We currently use the personnel and facilities of AllianceBernstein L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940.


Alliance acts as investment adviser to various separate accounts of AXA Equitable and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:


--------------------------------------------------------------------------------
                                               Business experience
Fund                      Portfolio Manager    for past 5 years
--------------------------------------------------------------------------------
Alliance Growth Equity    Alan Levi            Portfolio manager at
Fund                                           Alliance since 1995.
--------------------------------------------------------------------------------
Alliance Mid Cap Growth   Catherine Wood       Portfolio manager at
Fund                                           Alliance since 2001; prior
                                               thereto, General Partner
                                               and co-manager of
                                               Portfolio at Tupelo Capital
                                               Management.
--------------------------------------------------------------------------------
Alliance Balanced Fund    Christopher Toub     Portfolio manager at
                                               Alliance since 1992.
--------------------------------------------------------------------------------

The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities in the fund.


As of December 31, 2005, Alliance had total assets under management of $579 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

A description of the policies and procedures with respect to disclosure of the portfolio securities of the Alliance Balanced Fund, the Alliance Growth Equity Fund and the Alliance Mid Cap Growth Fund is available in the SAI. Generally, portfolio information is available 15 days after the month end free of charge by calling 1 (866) 642-3127.


THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More


14  Investment options
detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B shares and other aspects of its operations, appears in the prospectuses for each Trust, which are attached at the end of this prospectus or in their respective SAIs, which are available upon request.


The AXA Premier VIP Technology Fund, EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Mid Cap Value Fund, EQ/GAMCO Small Company Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/PIMCO Real Return Fund, EQ/Small Company Index Fund and EQ/Van Kampen Emerging Markets Equity Fund invest in corresponding portfolios of the Trusts. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios.



                                                          Investment options  15

The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.

You should note that some Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Members Retirement Program variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio.



-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name             Objective                                               Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY Long-term growth of capital.                            o Firsthand Capital Management, Inc.
                                                                                   o RCM Capital Management LLC
                                                                                   o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name             Objective                                               Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE   Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
GOVERNMENT SECURITIES      relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL  Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED   Seeks capital appreciation.                             o AllianceBernstein L.P.
VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc. and
RESPONSIBLE                                                                          Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        To achieve long-term growth of capital.                 o Capital Guardian Trust Company
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.   Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks a total return before expenses that approximates  o AllianceBernstein L.P.
                           the total return performance of the S&P 500 Index,
                           including reinvestment of dividends, at a risk level
                           consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE        Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Seeks to maximize capital appreciation.                 o GAMCO Asset Management Inc.
VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH     Seeks to provide long-term capital growth.              o MFS Investment Management
COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN FUND  Seeks maximum real return consistent with               o Pacific Investment Management Company, LLC
                           preservation of real capital and prudent investment
                           management.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY           Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
INDEX                      deduction of portfolio expenses) the total return of
                           the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING     Seeks long-term capital appreciation.                   o Morgan Stanley Investment Management, Inc.
MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------




You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing.



16 Investment options

RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.


The risk factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the applicable Trust prospectus for risks and factors and investment techniques associated with an investment in the AXA Premier VIP Technology Fund, EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Mid Cap Value Fund, EQ/GAMCO Small Company Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/PIMCO Real Return Fund, EQ/Small Company Index Fund and EQ/Van Kampen Emerging Markets Equity Fund.


Important factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are discussed below.

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments -- and, therefore, the value of the Fund's units -- to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The Alliance Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The Alliance Growth Equity and Alliance Balanced Funds may also make these investments, as well as investments in smaller sized companies.The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.


The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have a lower degree of liquidity in the markets for their stocks.


NON-EQUITY SECURITIES Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Growth Equity and Alliance Balanced Funds -- and, therefore, the value of the Fund's units -- will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the Alliance Growth Equity, Alliance Mid Cap Growth, and Alliance Balance Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING Investing in securities of foreign companies that may not do substantial business in the U.S. involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Funds' foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Mid Cap Growth and Alliance Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the Alliance Growth Equity Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION Concentrating the Alliance Growth Equity Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2005, the Fund held 17.5% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.


INVESTMENT POLICIES. Due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.


                                                          Investment options  17

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of its assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.


DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage-related securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES The Alliance Balanced Fund may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.


HEDGING TRANSACTIONS The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund.



ADDITIONAL INFORMATION ABOUT THE FUNDS


CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the Trusts may be changed by the Board of Trustees of the applicable Trust without the approval of shareholders. (See "Voting rights" below.)


VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the Guaranteed Options. We do, however, have the right to vote shares of the Trusts held by the funds.

If a Trust holds a meeting of shareholders, we will vote the shares of the Trust's portfolios allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to each Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control the Trusts. The Trusts' shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. We generally will vote shares held by these separate accounts which will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.


THE GUARANTEED OPTIONS

We offer three different guaranteed options:

o    two Guaranteed Rate Accounts (GRAs), and

o    our Money Market Guarantee Account.

We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.


GUARANTEED RATE ACCOUNTS

We offer a GRA that matures in three years (3-year GRA) and a GRA that matures in five years (5-year GRA). Your contributions to the GRAs earn the guaranteed interest rate then in effect when your contribution is credited to your plan account. The interest rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. See "Charges and expenses" later in this prospectus.

You can make new contributions or transfer amounts from other investment options to a GRA at the current guaranteed rate at any time. New guaranteed rates are offered each Wednesday and are available for a seven-day period. You may call AIMS or access our Website to obtain our current GRA rates. You earn interest from the day after your contribution or transfer is credited through the maturity date of the GRA. See "Maturing GRAs" in the SAI for more information. The amount of your contribution and interest that is guaranteed is subject to any penalties applicable upon premature withdrawal. See "Premature withdrawals and transfers from a GRA" in the SAI.


18  Investment options

RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 70-1/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.


MONEY MARKET GUARANTEE ACCOUNT


All contributions to the Money Market Guarantee Account earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. The rate will approximate current market rates for money market mutual funds minus these fees. You may call AIMS or access our website to obtain the current monthly rate. On January 1 each year we set an annual minimum rate for this Account. The minimum guaranteed interest rate for 2006 is 2.50% (before fees).


Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of transfer or withdrawal. Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS You may effect distributions, withdrawals and transfers, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers.


                                                          Investment options  19

2. How we value your account balance in the Funds

--------------------------------------------------------------------------------

FOR AMOUNTS IN THE FUNDS
When you invest in a Fund, your contribution or transfer is used to purchase "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.


HOW WE DETERMINE THE UNIT VALUE

We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:

o First, we take the value of the Fund's assets at the close of business on the preceding business day.

o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.


The value of the investments that Separate Account 66 has in the AXA Premier VIP Technology, EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Bernstein Diversified Value, EQ/Calvert Socially Responsible, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Capital Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Mid Cap Value, EQ/GAMCO Small Company Value Fund, EQ/MFS Emerging Growth Companies, EQ/PIMCO Real Return Fund, EQ/Small Company Index and EQ/Van Kampen Emerging Markets Equity Fund is calculated by multiplying the number of shares held by Separate Account No. 66 in each portfolio by the net asset value per share of that portfolio determined as of the close of business on the same day as the respective Unit Values of each of the foregoing Funds are determined.


HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are valued as follows:

o Common stocks listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.

o Foreign securities not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

o Long-term publicly traded corporate bonds (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

o Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

o Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

o Option contracts listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will


20 How we value your account balance in the Funds usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.


FAIR VALUATION

For the Pooled Separate Accounts, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under the direction of our investment officers in accordance with accepted accounting practices and applicable laws and regulations. Market quotations may not be readily available or reliable if, for example, trading has been halted in the particular security; the security does not trade for an extended period of time; or a trading limit has been imposed.

For the Funds offered under Separate Account No. 66, securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable) are valued at their fair value under policies and procedures established by the Trusts. For more information, please see the prospectus for the applicable Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust (the "Trust"), the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Trust for information on valuation methodology used by the corresponding Portfolios.


                              How we value your account balance in the Funds  21

3. Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer some or all of your amounts among the investment options if you participate in the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"). Participants in other plans may make transfers as allowed by the plan.

No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs, and to or from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, are permitted at any time. Transfers from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. The prospectuses for the variable investment options provide more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


For the Pooled Separate Accounts, the portfolio managers review aggregate cash flows on a daily basis. If the portfolio managers consider transfer activity with respect to an account to be disruptive, AXA Equitable reviews contract owner trading activity to identify any potentially disruptive transfer activity. AXA Equitable follows the same policies and procedures identified in the previous paragraph. We may


22 Transfers and access to your account change those policies and procedures, and any new or revised policies or procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that the trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had implemented such a fee. If a redemption fee is implemented by the trusts, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the trust portfolios at the separate account level, contract owners may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the affiliated trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM ("AIMS") AND OUR INTERNET WEBSITE

Participants may use our automated AIMS or our internet website to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form. Our internet website can be accessed at www.axa-equitable.com/mrp.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using AIMS or by the internet website. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions or internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

A transfer request will be effective on the business day we receive the request. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
Generally our business day is any day the New York Stock Exchange is open for trading, and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
PARTICIPANT LOANS


Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer.

Loans are subject to restrictions under Federal tax laws and ERISA. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Account Executives. A loan may not be taken from the Guaranteed Rate Accounts. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The participant must repay the amount borrowed with interest as required by Federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Interest paid on a retirement plan loan is not deductible.


CHOOSING BENEFIT PAYMENT OPTIONS

The Program offers a variety of benefit payment options. If you are a participant in an individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you a choice of one or more of the following forms of distribution:

o    Installment Payments

o    Qualified Joint and Survivor Annuity

o    Joint and Survivor Annuity Options, some with optional Period Certain

o    Life Annuity

o    Life Annuity -- Period Certain

o    Cash Refund Annuity

o    Lump Sum Payment

All of these annuity options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

--------------------------------------------------------------------------------
The amount of each payment in a fixed option remains the same. Variable option payments change to reflect the investment performance of the Alliance Growth Equity Fund.
--------------------------------------------------------------------------------
See "Types of benefits" in the SAI for detailed information regarding each of the benefit payout options, and "Procedures for withdrawals, distributions and transfers" in the SAI.


                                        Transfers and access to your account  23

We provide the fixed and variable annuity options. Payments under variable annuity options reflect investment performance of the Alliance Growth Equity Fund.

The minimum amount that can be used to purchase any type of annuity is $5,000. In most cases an annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.


SPOUSAL CONSENT

If a participant is married and has an account balance greater than $5,000, (except for amounts contributed to the Rollover Account) federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" under "Types of benefits" in the SAI. Certain individually designed Plans are not subject to these requirements.


BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.


If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she is required to begin receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions: (1) a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, (2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have attained age 70-1/2 or, if later, one year after the participant's death, or (3) the spouse may be able to roll over all or part of the death benefit to a traditional individual retirement arrangement, an annuity under Section 403(b) of the Code or a governmental employer plan under Section 457 of the Code. If, at death, a participant was already receiving benefits, the beneficiary must continue to receive benefits, subject to the Federal income tax minimum distribution rules. To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Spousal Consent Requirements" under "Types of benefits" in the SAI.


Under the Plans, on the day we receive proof of death, we automatically transfer the participant's account balance in the Equity Funds to the Money Market Guarantee Account unless the beneficiary gives us other written instructions. The balance in the Guaranteed Rate Accounts will remain in the Guaranteed Rate Accounts.


24  Transfers and access to your account

4. The Program

--------------------------------------------------------------------------------

This section explains the Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds and GRAs operate within the Program. The Program itself is not registered under the Securities Act of 1933.


The Members Retirement Program consists of several types of retirement plans and three retirement plan Trusts: the Master Trust, the Volume Submitter Retirement Trust and the Pooled Trust. Each of the Trusts invests exclusively in the contract described in this prospectus. The Program is sponsored by AXA Equitable. The Program had 8,612 participants and approximately $227.7 million in assets at December 31, 2005.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us -- Information on joining the Program" on the back cover of the prospectus.


SUMMARY OF PLAN CHOICES

You have a choice of three retirement plan arrangements under the Program. You can:

o Choose the Members Retirement Plan -- which automatically gives you a full range of services from AXA Equitable. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Members Retirement Plan employers adopt our Master Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------

The Members Retirement Plan is a defined contribution master plan that can be adopted as a profit sharing plan (including optional 401(k), SIMPLE 401(k) and safe harbor 401(k) features), a defined contribution pension plan, or both. A Roth 401(k) option is available for all 401(k) plan types.

--------------------------------------------------------------------------------
o Choose the Volume Submitter Plan -- which automatically gives you a full range of services from AXA Equitable and offers the opportunity to utilize a cross-tested plan option. The services include your choice of the Program's investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Volume Submitter Plan, employers adopt the Volume Submitter Retirement Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------

The Volume Submitter Plan is a defined contribution plan that can be adopted as a profit sharing plan (new comparability or age weighted) with or without 401(k) features. A Roth 401(k) option is available for all 401(k) plan types.

--------------------------------------------------------------------------------

o Maintain our Pooled Trust for Individually Designed Plans -- and use our Pooled Trust for investment options in the Program in addition to your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets in the Pooled Trust.

--------------------------------------------------------------------------------
The Pooled Trust is an investment vehicle used with individually designed qualified retirement plans. It can be used for both defined contribution and defined benefit plans. We provide recordkeeping services for plan assets held in the Pooled Trust.
--------------------------------------------------------------------------------

Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.


GETTING STARTED

If you choose either of the Plans, you as the employer or trustee must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your responsibilities as employer" in the SAI.


HOW TO MAKE PROGRAM CONTRIBUTIONS


Contributions must be in the form of a check drawn on a bank in the U.S., clearing through the Federal Reserve System, in U.S. dollars, and made payable to AXA Equitable. All contribution checks should be sent to AXA Equitable at the address shown "For contribution checks only" in the "Information once you join the Program" section under "How to reach us" in this prospectus. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.


All contributions must be accompanied by a Contribution Remittance form which designates the amount to be allocated to each participant by contribution type. Contributions are normally credited on the business day that we receive them, provided the remittance form is properly completed and matches the check amount. Contributions are


                                                                 The Program  25
only accepted from the employer. Employees may not send contributions directly to the Program. Contributions are only accepted for properly enrolled participants.

There is no minimum amount which must be contributed for investment if you adopt either of the Plans, or if you have your own individually designed plan that uses the Pooled Trust.


ALLOCATING PROGRAM CONTRIBUTIONS

Under either Plan participants make all of the investment decisions.

Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.

If we do not receive adequate instructions, we will allocate your contributions to the Money Market Guarantee Account. You may, of course, transfer to another investment option at any time.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE.

Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Plans, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.


DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to Federal income tax, and penalty taxes. See "Tax information" later in this prospectus.


AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT.

These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Trusts, as applicable.


AMOUNTS IN THE GUARANTEED RATE ACCOUNTS.

Withdrawals generally may not be taken from GRAs. See "Guaranteed Rate Accounts" earlier in this prospectus.

Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

If your plan is an employer or trustee-directed plan, you as the employer are responsible for ensuring that there is sufficient cash available to pay benefits.


RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the Federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and in the SAI. You should discuss your options with a qualified financial adviser. Our Account Executives also can be of assistance.

In general, under the Plans, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Benefit payment options" under "Transfers and access to your money" earlier in this prospectus and "Tax information" later in this prospectus for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age 70-1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70-1/2 or retirement from the employer sponsoring the plan.


Distributions must be made according to the terms of the plan and rules in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. These provisions could apply to participants who satisfy required minimum distributions through annual withdrawals instead of receiving annuity payments. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to Members Retirement Program contracts because of the type of benefits provided



26  The Program
under the contract. However, you should consider the potential implication of these Regulations before you purchase or contribute to this annuity contract.


o You may withdraw all or part of your Account Balance under either Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance).

o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59-1/2.

o Employees may generally not receive a distribution prior to severance from employment.

o Hardship withdrawals before age 59-1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.

Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts" earlier in this prospectus.


                                                                 The Program  27

5. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under the Program:

(1) Charges imposed on amounts invested in the trust -- these apply to all amounts invested in the trust (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2) Plan and transaction charges -- these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the Guaranteed Options.

We deduct amounts for the 3-year or 5-year GRA from your most recent GRA.

We make no deduction from your contributions or withdrawals for sales expenses.



CHARGES BASED ON AMOUNTS INVESTED IN THE PROGRAM


PROGRAM EXPENSE CHARGE

We assess the Program expense charge as a daily charge at an annual rate of 1.00% of your account balance held in the trust. The purpose of this charge is to cover the expenses that we incur in connection with the Program.


We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed rate accounts, money market guarantee account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2005 we received $2,148,701 under the Program expense charge then in effect.



PROGRAM-RELATED INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for each of the Funds named below also reflects fees charged for investment management and accounting. We receive fees for investment management services for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Growth Equity and Balanced Funds and an effective annual rate of ..65% for the Alliance Mid Cap Growth Fund.


OTHER EXPENSES BORNE BY THE PORTFOLIOS AND FUNDS


TRUST ANNUAL EXPENSES. The AXA Premier VIP Technology Fund, EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Mid Cap Value Fund, EQ/GAMCO Small Company Value Fund, EQ/MFS Emerging Growth Companies Fund, EQ/PIMCO Real Return, EQ/Small Company Index Fund and EQ/Van Kampen Emerging Markets Equity Fund are indirectly subject to investment management fees, 12b-1 (if applicable) fees and other expenses charged against assets of the corresponding portfolios of the Trusts. These expenses are described in the Trusts' prospectuses.


OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, and legal expenses.


PLAN AND TRANSACTION EXPENSES


MEMBERS RETIREMENT PLAN AND INVESTMENT ONLY FEES

RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee of $3.75 from your account balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan.

ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1%.


We reserve the right to deduct any applicable charges such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax


28  Charges and expenses
charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.


FEES PAID TO ASSOCIATIONS

We may pay associations a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL INFORMATION ON FEES AND CHARGES


We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 2005 we received total fees and charges under the Program of $3,117,752.



                                                        Charges and expenses  29

6. Tax information

--------------------------------------------------------------------------------


In this section, we briefly outline current federal income tax rules relating to the adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified annuity contracts. We cannot predict, what, if any, legislation will actually be proposed or enacted based on these options.

We cannot provide detailed information on all tax aspects of the Program, plans and contracts. Moreover, the tax aspects that apply to a particular person's situation may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts, or payments under plans or contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002, and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Annuity contracts can be purchased in connection with employer plans qualified under Code Section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of guaranteed options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.



INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.


Beginning in 2006, if an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on an post-tax basis to the 401(k) arrangement. Designated Roth contributions must be separately accounted for. If certain timing and distribution event requirements are satisfied, distributions from a designated Roth contribution account under a 401(k) plan will be tax-free. The earliest a qualified distribution from designated Roth contribution account could be made is 2011. Therefore, earnings attributable to a distribution from a designated Roth account may be includible in income. Distributions from designated Roth contribution accounts may be rolled over to other designated Roth contribution accounts under 401(k) plans or to Roth IRAs.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan, traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code, a governmental employer plan under
Section 457 of the Code or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply unless the distribution is directly rolled over to a qualified plan, 403(b) plan, governmental employer 457 plan or traditional IRA. See "Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.


ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross


30  Tax information
income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

IN-SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if (a) they are attributable to your pre-January 1, 1987 contributions under (b) plans that permitted those withdrawals as of May 5, 1986. In addition, 20% mandatory Federal income tax withholding may also apply.


PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.


The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions you use to pay deductible medical expenses.


WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan, 403(b) plan, governmental employer 457 plan or traditional IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible rollover distributions and federal income tax withholding" in the SAI. Under the Plans, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding Federal income tax upon distributions to you or your beneficiary.



                                                             Tax information  31

7. More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS

AMENDMENTS. The contract has been amended in the past and we and the Trustees may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

TERMINATION. We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the investment options may remain in the Program and you may also elect payment of benefits through us.


IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.


ABOUT THE SEPARATE ACCOUNTS


Each Investment Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our contracts. The results of each separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations is based on the assets in the separate accounts. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the investment funds as permitted by applicable law. If necessary, we will seek approval by participants in the Program.

The separate accounts that we call the Alliance Growth Equity, Alliance Mid Cap Growth, and Alliance Balanced Funds commenced operations in 1968, 1969, and 1979 respectively. Separate Account No. 66, which holds the other Funds offered under the contract, was established in 1997. Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940. Separate Account No. 66, however, purchases Class IA shares and Class IB/B shares of the Trusts. The Trusts are registered as open-end management investment companies under the 1940 Act. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts. our ability to meet our obligations under the Program, or the distribution of contract interests under the Program.



FINANCIAL STATEMENTS

The financial statements of Separate Accounts 3, 4, 10, and 66, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-523-1125.



ABOUT THE TRUSTEE

As trustee, JPMorgan Chase Bank serves as a party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.


DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in any of the separate accounts available under the contract; however, incentive compensation is paid to AXA Equitable employees performing these functions, based upon sales and the amount of first year plan contributions, as discussed in the SAI. The offering of the units is continuous.


32  More information

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.

As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's website at http://www.sec.gov.


ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.


                                                            More information  33

Appendix I -- Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1995 through December 31, 2005 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, in their reports included in the SAI. For years prior to 1993, the condensed financial information was audited by other independent accountants. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.



SEPARATE ACCOUNT NO. 4 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCE GROWTH EQUITY FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




-------------------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------
                                           2005          2004          2003          2002
-------------------------------------------------------------------------------------------
Income                               $    1.34      $   1.20      $   1.00      $    .88
Expenses (Note A)                    (   4.56)      (  4.43)      (  3.64)      (  4.06)
Net investment loss                  (   3.22)      (  3.23)      (  2.64)      (  3.18)
Net realized and unrealized gain
 (loss) on investments (Note B)         34.64         38.51         66.69       ( 71.04)
Net increase (decrease) in Alliance
 Growth Equity Fund Unit Value          31.42         35.28         64.05       ( 74.22)
Alliance Growth Equity Fund Unit
 Value (Note C):
 Beginning of year                     286.30        251.02        186.97        261.19
End of year                          $  317.72      $ 286.30      $ 251.02      $ 186.97
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                    1.57%         1.68%         1.69%         1.86%
Ratio of net income (loss) to aver-
 age net assets attributable to
 the Program                         (   1.11)%     (  1.23)%     (  1.22)%     (  1.46)%
Number of Alliance Growth Equity
 Fund Units outstanding at end
 of year (000's)                         141           147           153           154
Portfolio turnover rate (Note D)          49%       60 %              51%           39%
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------------
                                        2001          2000          1999          1998          1997           1996
----------------------------------------------------------------------------------------------------------------------
Income                               $   1.28      $   1.57      $   1.78      $   1.59      $   1.53      $   1.37
Expenses (Note A)                    (  5.01)      (  5.84)      (  5.57)      (  5.01)      (  4.55)      (  3.82)
Net investment loss                  (  3.73)      (  4.27)      (  3.79)      (  3.42)      (  3.02)      (  2.45)
Net realized and unrealized gain
 (loss) on investments (Note B)      ( 59.31)      ( 65.13)       102.66       (  8.33)        65.28         36.80
Net increase (decrease) in Alliance
 Growth Equity Fund Unit Value       ( 63.04)      ( 69.40)        98.87       ( 11.75)        62.26         34.35
Alliance Growth Equity Fund Unit
 Value (Note C):
 Beginning of year                    324.23        393.63        294.76        306.51        244.25        209.90
End of year                         $ 261.19      $ 324.23      $ 393.63      $ 294.76      $ 306.51      $ 244.25
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                   1.80%         1.68%         1.69%         1.68%         1.65%         1.68%
Ratio of net income (loss) to aver-
 age net assets attributable to
 the Program                         (  1.34)%     (  1.23)%     (  1.15)%     (  1.15)%     (  1.10)%     (  1.08)%
Number of Alliance Growth Equity
 Fund Units outstanding at end
 of year (000's)                         159           165           181           228           241           228
Portfolio turnover rate (Note D)         132%           48%           72%           71%           62%          105%
----------------------------------------------------------------------------------------------------------------------


See notes following these tables.

A-1 Appendix I -- Condensed financial information

SEPARATE ACCOUNT NO. 3 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCE MID CAP GROWTH FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




--------------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                    --------------------------------------------------
                                      2005         2004         2003         2002
--------------------------------------------------------------------------------------
Income                              $  .06       $   .06      $   .09      $   .08
Expenses (Note A)                    ( .87)       (  .85)      (  .62)      (  .62)
Net investment loss                  ( .81)       (  .79)      (  .53)      (  .54)
Net realized and unrealized gain
 (loss) on investments (Note B)       3.89          8.92        18.26       (11.21)
Net increase (decrease) in Alliance
 Mid Cap Growth Fund Unit
 Value                                3.08          8.13        17.73       (11.75)
Alliance Mid Cap Growth Fund Unit
 Value
 (Note C):
Beginning of year                    57.60         44.47        26.74        38.49
End of year                          55.68       $ 52.60      $ 44.47      $ 26.74
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                 1.73%         1.82%        1.78%        2.02%
Ratio of net investment income
 (loss) to average net assets
 attributable to the Program         (1.61)%      ( 1.68)%     ( 1.51)%     ( 1.76)%
Number of Alliance Mid Cap
 Growth Fund Units outstanding
 at end of year (000's)                406          448          428           379
Portfolio turnover rate (Note D)       102%         134%         113%          161%
--------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------
                                       2001         2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
Income                               $  .18       $  .39       $  .38       $  .34       $  .26       $  .33
Expenses (Note A)                    (  .77)      (  .96)      (  .91)      (  .97)      (  .97)      (  .86)
Net investment loss                  (  .59)      (  .57)      (  .53)      (  .63)      (  .71)      (  .53)
Net realized and unrealized gain
 (loss) on investments (Note B)      ( 8.46)      ( 7.17)        8.09       ( 7.48)        6.08         9.25
Net increase (decrease) in Alliance
 Mid Cap Growth Fund Unit
 Value                               ( 9.05)      ( 7.74)        7.56       ( 8.11)        5.37         8.72
Alliance Mid Cap Growth Fund Unit
 Value
 (Note C):
Beginning of year                     47.54        55.28        47.72        55.83        50.46        41.74
End of year                         $ 38.49      $ 47.54      $ 55.28      $ 47.72      $ 55.83      $ 50.46
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                  1.93%        1.82%        1.86%        1.84%        1.82%        1.80%
Ratio of net investment income
 (loss) to average net assets
 attributable to the Program         ( 1.48)%     ( 1.07)%     ( 1.09)%     ( 1.20)%     ( 1.33)%     ( 1.12)%
Number of Alliance Mid Cap
 Growth Fund Units outstanding
 at end of year (000's)                 361          353          366          490          508          395
Portfolio turnover rate (Note D)        200%         136%         108%         195%         176%         118%
---------------------------------------------------------------------------------------------------------------


See notes following these tables.

                               Appendix I -- Condensed financial information A-2

SEPARATE ACCOUNT NO. 10 (POOLED)
OF AXA EQUITABLE LIFE INSURANCE COMPANY

ALLIANCE BALANCED FUND -- INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




----------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                       -------------------------------------------
                                         2005        2004       2003       2002
----------------------------------------------------------------------------------
Income                                 $  1.17    $   .94    $   .86    $  1.09
Expenses (Note A)                      (   .72)    (  .72)    (  .65)    (  .68)
Net investment income                      .45        .22        .21        .41
Net realized and unrealized gain
 (loss) on investments (Note B)           1.92       2.88       5.54     ( 4.15)
Net increase (decrease) in Alliance
 Balanced Fund Unit Value                 2.37       3.10       5.75     ( 3.74)
Alliance Balanced Fund Unit Value
 (Note C):
Beginning of year                        44.93      41.83      36.08      39.82
End of year                            $ 47.30    $ 44.93    $ 41.83    $ 36.08
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                     1.58%      1.68%      1.71%      1.80%
Ratio of net investment income to
 average net assets attributable
 to the Program                            .99%       .51%       .54%      1.09%
Number of Alliance Balanced Fund
 Units outstanding at end of year
 (000's)                                   749        761        790        757
Portfolio turnover rate (Note D)           211%       283%       339%       288%
----------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------
                                         2001       2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------------------------
Income                                 $  1.38    $  1.55    $  1.36    $  1.30    $  1.21    $  1.00
Expenses (Note A)                      (  .71)    (  .73)    (  .68)    (  .58)    (  .52)    (  .48)
Net investment income                     .67        .82        .68        .72        .69        .52
Net realized and unrealized gain
 (loss) on investments (Note B)        ( 3.05)    ( 2.36)      4.66       5.14       2.83       2.11
Net increase (decrease) in Alliance
 Balanced Fund Unit Value              ( 2.38)    ( 1.54)      5.34       5.86       3.52       2.63
Alliance Balanced Fund Unit Value
 (Note C):
Beginning of year                       42.20      43.74      38.40      32.54      29.02      26.39
End of year                           $ 39.82    $ 42.20    $ 43.74    $ 38.40    $ 32.54    $ 29.02
Ratio of expenses to average net
 assets attributable to the Pro-
 gram                                    1.77%      1.68%      1.70%      1.65%      1.68%      1.73%
Ratio of net investment income to
 average net assets attributable
 to the Program                          1.66%      1.89%      1.70%      2.04%      2.25%      1.91%
Number of Alliance Balanced Fund
 Units outstanding at end of year
 (000's)                                  555        426        456        473        454        476
Portfolio turnover rate (Note D)          168%       145%        95%        89%       165%       177%
-------------------------------------------------------------------------------------------------------


A. Enrollment fees are not included above and did not affect the Alliance Growth Equity, Alliance Mid Cap Growth or Alliance Balanced Fund Unit Values. Enrollment fees were gen erally deducted from contributions to the Program.

B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.

C. The value for an Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an Alliance Mid Cap Growth and an Alliance Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.

D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire separate account.

Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds and may have operating results and other supplementary data different from those shown above.


A-3 Appendix I -- Condensed financial information

SEPARATE ACCOUNT NO. 66 UNIT VALUES


Unit values and number of units outstanding for these Funds at year end for each variable investment fund, except for those funds being offered for the first time after December 31, 2005.





-------------------------------------------------------------------------------------
                                              For the years ending December 31,
                                           ------------------------------------------
                                             1998       1999       2000       2001
-------------------------------------------------------------------------------------
AXA Premier VIP Technology
 Unit Value                                    --         --         --          --
 Number of units outstanding (000's)           --         --         --          --
EQ/Alliance Intermediate Government
 Securities
 Unit Value                                    --         --         --          --
 Number of units outstanding (000's)           --         --         --          --
EQ/Alliance International
 Unit Value                                    --         --         --          --
 Number of units outstanding (000's)           --         --         --          --
EQ/Bernstein Diversified Value Fund
 Unit Value                                    --         --         --     $ 10.08
 Number of units outstanding (000's)           --         --         --         371
EQ/Calvert Socially Responsible Fund
 Unit Value                                    --         --     $ 9.63     $  8.10
 Number of units outstanding (000's)           --         --         12          36
EQ/Capital Guardian International Fund
 Unit Value                                    --         --         --     $  8.05
 Number of units outstanding (000's)           --         --         --           3
EQ/Capital Guardian Research
 Unit Value                                    --         --         --          --
 Number of units outstanding (000's)           --         --         --          --
EQ/Capital Guardian U.S. Equity
 Unit Value                                    --         --         --          --
 Number of units outstanding (000's)           --         --         --          --
EQ/Equity 500 Index Fund
 Unit Value                                    --         --     $ 8.78     $  7.60
 Number of units outstanding (000's)           --         --        851         917
EQ/FI Small/Mid Cap Value Fund
 Unit Value                                $ 9.42     $ 9.46     $ 9.81     $ 10.05
 Number of units outstanding (000's)          217        159        158         232
EQ/MFS Emerging Growth Companies Fund
 Unit Value                                    --         --     $ 8.01     $  5.20
 Number of units outstanding (000's)           --         --         59         108
EQ/Small Company Index Fund
 Unit Value                                    --         --         --     $  9.97
 Number of units outstanding (000's)           --         --         --          38
-------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                For the years ending December 31,
---------------------------------------------------------------------------------------------------
                                                                                          Inception
                                             2002        2003        2004        2005        Date
---------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
 Unit Value                                     --          --    $  10.85     $ 11.94     5/14/04
 Number of units outstanding (000's)            --          --         115         147
EQ/Alliance Intermediate Government
 Securities
 Unit Value                                $ 10.09     $ 10.16    $  10.22     $ 10.23    11/22/02
 Number of units outstanding (000's)            17         226         171         222
EQ/Alliance International
 Unit Value                                $ 10.84     $ 14.48    $  16.95     $ 19.36    11/22/02
 Number of units outstanding (000's)           757         795         822         871
EQ/Bernstein Diversified Value Fund
 Unit Value                                $  8.57     $ 10.89       12.20     $ 12.72     5/18/01
 Number of units outstanding (000's)           433         487         584         636
EQ/Calvert Socially Responsible Fund
 Unit Value                                $  5.87     $  7.41    $   7.57     $  8.14      5/1/00
 Number of units outstanding (000's)            57          99         135         156
EQ/Capital Guardian International Fund
 Unit Value                                $  6.74     $  8.82    $   9.90     $ 11.46     5/18/01
 Number of units outstanding (000's)            22          55          92         160
EQ/Capital Guardian Research
 Unit Value                                $ 10.87     $ 14.10    $  15.44     $ 16.19    11/22/02
 Number of units outstanding (000's)           321         364         365         371
EQ/Capital Guardian U.S. Equity
 Unit Value                                $  9.09     $ 12.24    $  13.21     $ 13.84     7/12/02
 Number of units outstanding (000's)            18          64         106         115
EQ/Equity 500 Index Fund
 Unit Value                                $  5.81     $  7.32    $   7.97     $  8.23     10/6/00
 Number of units outstanding (000's)         1,084       1,477       1,658       1,768
EQ/FI Small/Mid Cap Value Fund
 Unit Value                                $  8.43     $ 11.08    $  12.90     $ 14.20      8/1/97
 Number of units outstanding (000's)           374         430         513         715
EQ/MFS Emerging Growth Companies Fund
 Unit Value                                $  3.36     $  4.29    $   4.77     $  5.14      5/1/00
 Number of units outstanding (000's)           187         295         362         434
EQ/Small Company Index Fund
 Unit Value                                $  7.76     $ 11.18    $  12.99     $ 13.38     5/18/01
 Number of units outstanding (000's)            79         157         219         237
---------------------------------------------------------------------------------------------------


                               Appendix I -- Condensed financial information A-4

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page


Funding of the Program                                                       2

Your responsibilities as employer                                            2
Procedures for withdrawals, distributions and transfers                      2
Types of benefits                                                            4

Provisions of the plans                                                      6
Investment restrictions and certain investment techniques applicable to the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds 8

Portfolio holdings policy for the Pooled Separate Accounts                   9

Fund transactions                                                           10
Investment management and accounting fee                                    11
Portfolio managers' information (Alliance Growth Equity Fund, Alliance
 Mid Cap Growth Fund and Alliance Balanced Fund)                            12
Investment professional conflict of interest disclosure                     14
Portfolio Manager compensation                                              15
Distribution of the contracts                                               15
Custodian and independent public accounting firm                            16
Our management                                                              17

Financial statements                                                     FSA-1


CLIP AND MAIL TO US TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: AXA Equitable Life Insurance Company
    Box 2486 G.P.O.
    New York, NY 10116

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a copy of the Statement of Additional Information for the Members Retirement Program prospectus dated May 1, 2006.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Copyright 2006 by AXA Equitable Life Insurance Company. All rights reserved.

Members Retirement Program



STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2006


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with AXA Equitable's prospectus dated May 1, 2006 for the Members Retirement Program.


A copy of the prospectus to which this SAI relates is available at no charge by writing to AXA Equitable at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."


Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2006 to which this SAI relates.


CONTENTS OF THIS SAI

                                                                     Page in SAI

Funding of the Program                                                       2
Your responsibilities as employer                                            2

Procedures for withdrawals, distributions and transfers                      2

Types of benefits                                                            4

Provisions of the plans                                                      6

Investment restrictions and certain investment
    techniques applicable to the Alliance Growth Equity,
    Alliance Mid Cap Growth and Alliance Balanced Funds                      8
Portfolio holdings policy for the Pooled Separate Accounts                   9
Fund transactions                                                           10
Investment management and accounting fee                                    11
Portfolio managers' information (Alliance Growth
     Equity Fund, Alliance Mid Cap Growth Fund and Alliance
     Balanced Fund)                                                         12

Investment professional conflicts of interest disclosure                    14
Portfolio manager compensation                                              15

Distribution of the contracts                                               15

Custodian and independent registered public accounting firm                 16

Our management                                                              17
Financial statements                                                     FSA-1


            Copyright 2006 by AXA Equitable Life Insurance Company,
             1290 Avenue of the Americas, New York, New York 10104.

                              All rights reserved.


                                                                          x01289

FUNDING OF THE PROGRAM

The Program is primarily funded through a group annuity contract issued by AXA Equitable. The Trustee holds the contract for the benefit of employers and participants in the Program.


YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan or the Volume Submitter Plan (together, the "Plans"), you as the employer and plan administrator will have certain responsibilities, including:

o sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

o maintaining all personnel records necessary for administering your plan;

o determining who is eligible to receive benefits;

o forwarding to us and, when required signing, all the forms your employees are required to submit;

o distributing summary plan descriptions, confirmation notices, quarterly notices and participant annual reports to your employees and former employees;

o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

o filing an annual information return for your plan with the Department of Labor, if required;

o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

o determining the amount of all contributions for each participant in the plan;



o forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as possible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions);


o selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

o providing us with written instructions for allocating amounts in the plan's forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.

We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to us at Box 2468 G.P.O., New York, New York 10116.


PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS

PRE-RETIREMENT WITHDRAWALS. Under the Plans, self-employed persons generally may not receive a distribution prior to age 591/2, and employees generally may not receive a distribution prior to severance from employment. However, if the Plans are maintained as profit sharing plans, you may request distribution of benefits after you reach age 591/2 even if you are still working, as long as you are 100% vested.


In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 591/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) elective deferral contributions (either pre-tax or Roth), you must demonstrate financial hardship within the meaning of applicable income tax regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time except elective deferral contribution amounts, including Roth, if there is a successor plan.

You may withdraw all or part of your Account Balance under the Plans attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See "Tax information" in the prospectus. Beginning in 2006, if an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.


We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the "Benefit Distributions" discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See "Spousal Consent Requirement" later in this SAI.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain of the investment funds may be delayed if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

Please note that generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity, even if the employer plan permits withdrawals prior to that time.

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under either of the Plans, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.

Under an individually designed plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits Form.


Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.

MANDATORY CASHOUTS. The Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) amended the Internal Revenue Code of 1986 (Code) to provide that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must rollover such distribution to an individual retirement plan and must provide the plan participant with notice of such transfer.

DEATH BENEFITS. If a participant in either of the Plans dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first surviving class of his or her (a) children, (b) parents and (c) brothers and sisters. If none of them survives, the participant's vested benefit will be paid to the participant's estate.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING.
All "eligible rollover distributions" are subject to mandatory federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to a qualified plan, 403(b), 457 and traditional individual retirement arrangement (IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or
(2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

o hardship withdrawals of salary deferral contributions;

o certain corrective distributions under Code Section 401(k) plans;

o loans that are treated as distributions;

o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order; and

o required minimum distributions under Code Section 401(a)(9).

If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an "eligible rollover distribution," we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other investment options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See "Guaranteed Rate Accounts" in the prospectus.

We do not permit withdrawals before maturity unless your plan permits them and they are exempt or qualified, as we explain below. You may take exempt withdrawals without penalty at any time. Qualified withdrawals are subject to a penalty. We do not permit qualified withdrawals from a five-year GRA during the first two years after the end of its offering period. This rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, we will first use amounts held in your most recently purchased three-year or five-year GRA that is available under the withdrawal rules for exempt and qualified withdrawals.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

o you are a professional age 591/2 or older and you elect an installment payout of at least three years or an annuity benefit;

o you are not a professional and you attain age 591/2 or terminate employment (including retirement);

o you are disabled;

o you attain age 701/2; or

o you die.

If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under "Provisions of the Plans--Contributions to the Plans" later in this SAI.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a professional and are taking payments upon retirement after age 591/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

  (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

  (ii)  the years and/or fraction of a year until maturity, times

  (iii) the amount withdrawn from the GRA.

We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

We will never reduce your original contributions by this adjustment. We make no adjustment if the current three-year GRA rate is equal to or less than the rate for the GRA from which we make the qualified withdrawal. We calculate a separate adjustment for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, we may deduct the excess as necessary from interest accumulated in other GRAs of the same duration.

Example: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a qualified withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% X 1 year=2%, (iii) 2%
X $1,082=$21.64. The withdrawal proceeds would be $1,082-$21.64=$1,060.36.


MATURING GRAS

o Your confirmation notice lists the maturity date for each GRA you hold.

o You may arrange in advance for the reinvestment of your maturing GRAs by using AIMS or accessing the website on the Internet. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)

o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).

o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

o If you have never provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account.


TYPES OF BENEFITS

Under the Plans, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan.

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. The law requires that if the value of your vested benefits exceeds $5,000, you must receive a Qualified Joint and Survivor Annuity unless your spouse consents in writing to a contrary election. Please see "Spousal Consent Requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If you terminated employment and your vested account balance is less than $1,000, you will receive a lump sum payment of the entire vested amount unless alternate instructions are provided in a reasonable period after receiving your Election of Benefits Package.

PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining Account Balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election. We do not offer installments for benefits under individually designed plans.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contin-gent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.



FIXED AND VARIABLE ANNUITY CHOICES

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.

The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.

The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age is 651/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.


---------------------------------------------------------------------------------------------------------
                                                      Amount to be                            Monthly
                                                 Applied on Annuity       Rate Per $1.00      Annuity
Annuity Form                                        Form Elected          of Annuity         Provided
---------------------------------------------------------------------------------------------------------
Life                                                   $99,650              $143.06           $696.56
Cash Refund                                            99,650                150.82            660.72
5 Year Certain Life                                    99,650                144.62            689.05
10 Year Certain Life                                   99,650                148.55            670.82
15 Year Certain Life                                   99,650                153.87            647.62
100% Joint & Survivor Life                             99,650                168.01            593.12
75% Joint & Survivor Life                              99,650                161.16            618.33*
50% Joint & Survivor Life                              99,650                155.13            642.36*
100% Joint & Survivor--5 Year Certain Life**           99,650                168.04            593.01
100% Joint & Survivor--10 Year Certain Life**          99,650                168.27            592.20
100% Joint & Survivor--15 Year Certain Life**          99,650                168.91            589.96
100% Joint & Survivor--20 Year Certain Life**          99,650                170.10            585.83
---------------------------------------------------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage you specify.

SPOUSAL CONSENT REQUIREMENTS

Under the Plans, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or
(2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.


If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor

Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent.


PROVISIONS OF THE PLANS

PLAN ELIGIBILITY REQUIREMENTS. Under the Plans, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed
21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.


The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor ("DOL") rules generally require that the employer contribute participants' salary deferral contribution amounts, including designated Roth contributions if applicable, (or post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.


If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

CONTRIBUTIONS TO THE PLANS. The employer makes annual contributions to its plan based on the plan's provisions.

An employer that adopts either of the Plans as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).


A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis "Roth 401(k)" option may be added to a 401(k) plan by an employer. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 59 1/2, death or disability.

For 2006, a "highly compensated" employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $100,000 from the business. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $15,000 for 2006 reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2006 is $10,000.

The additional "catch-up" elective deferral for 2006 is up to $5,000 which can be made by any employees who are at least age 50 at any time during 2006.


Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.


Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and (b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.


If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.


Under any type of plan, an employer must disregard compensation in excess of $220,000 in 2006 in making contributions. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The Federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2006, "key employee" means (a) an officer of the business with earnings of more than $140,000 or (b) an owner of more than 5% of the business, or (c) an owner of more than 1% of the business with earnings of more than $150,000. For pur-poses of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.

Certain plans may also permit participants to make post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. Before permitting any highly-compensated employee to make post-tax contributions, the employer should verify that it has passed all non-discrimination tests. If an employer employs only "highly compensated" employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that are based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.


Contributions (including forfeiture amounts) for each participant may not exceed the lesser of (a) $44,000 and (b) 100% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.


Each participant's Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer's plan. Our records will also reflect each participant's percentage of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant's Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.


Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or
(b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plan Document, to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to the state income tax.

ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Account Investment Management System ("AIMS") or accessing the website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral). If we have not received valid instructions, we will allocate contributions to the Money Market Guarantee Account. You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.


THE PLANS AND SECTION 404(C) OF ERISA. The Plans are participant directed individual account plans designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor
(DOL) regulation, provide that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

Section 404(c) plans must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the Plans provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the Plans. If a participant is "vested," the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the Plans unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:



--------------------------------------------------------------------------------
                Schedule A     Schedule B     Schedule C     Schedule E
--------------------------------------------------------------------------------
   Years of      Vested         Vested         Vested         Vested
   Service     Percentage     Percentage     Percentage     Percentage
--------------------------------------------------------------------------------
      1             0%             0%             0%            100%
      2           100             20              0             100
      3           100             40            100             100
      4           100             60            100             100
      5           100             80            100             100
      6           100            100            100             100
--------------------------------------------------------------------------------

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule E.

Provided the employer plan is not "top-heavy," within the meaning of Section 416 of the Code, and provided that the plan does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plans, instead elect one of the following vesting schedules or one at least as favorable to participants further provided, however the following schedule is not available for matching contributions made in plan years beginning after 2001:



--------------------------------------------------------------------------------
                                Schedule F                     Schedule G
--------------------------------------------------------------------------------
    Years of                     Vested                         Vested
    Service                    Percentage                     Percentage
--------------------------------------------------------------------------------
 less than 3                        0%                             0%
       3                           20                              0
       4                           40                              0
       5                           60                            100
       6                           80                            100
       7                          100                            100
--------------------------------------------------------------------------------

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.


INVESTMENT RESTRICTIONS AND CERTAIN INVESTMENT TECHNIQUES APPLICABLE TO THE ALLIANCE GROWTH EQUITY, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS


(For an explanation of the investment restrictions applicable to the EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Bernstein Diversified Value, EQ/Calvert Socially Responsible, EQ/Capital Guardian International Funds, EQ/Capital Guardian Research, EQ/Capital Guardian U.S. Equity, EQ/GAMCO Small Company Value Fund, EQ/Equity 500 Index, EQ/FI Small/Mid Cap Value, EQ/FI MidCap Value, EQ/MFS Emerging Growth Companies, EQ/PIMCO Real Return Fund, EQ/Small Company Index, EQ/Van Kampen Emerging Markets Equity Fund and AXA Premier VIP Technology, see "Investment Restrictions" in the applicable Trust Statement of Additional Information.)


None of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds will:

o trade in foreign exchanges (except transactions incidental to the settlement of purchases or sales of securities for a Fund);

o make an investment in order to exercise control or management over a company;


o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate future contracts, as described in the prospectus);

o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ");

o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;

o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable. (The Alliance Growth Equity Fund will not invest in restricted securities.)

The Alliance Growth Equity and Alliance Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The Alliance Growth Equity and Alliance Mid Cap Growth Funds will not purchase or write puts and calls (options).

The following investment techniques may be used by the Alliance Balanced Fund:


Mortgage-related securities--The Alliance Balanced Fund may invest in mortgage-related securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. The Fund may invest in mortgage-related securities (including agency and non-agency fixed, ARM and hybrid pass-throughs, agency and non-agency CMOs, commercial mortgage-backed securities and dollar rolls).


Collateralized Mortgage Obligations--The Alliance Balanced Fund may invest in collateralized mortgage obligations (CMOs). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Investors in CMOs are not owners of the underlying mortgages, but are simply owners of a debt security backed by such pledged assets.

Asset-Backed Securities--The Alliance Balanced Fund may purchase asset-backed securities. The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose vehicles, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used in mortgage securitizations.

The Alliance Balanced Fund may invest in other asset-backed securities that may be developed in the future.

Sovereign Debt--The Alliance Balanced Fund may invest in Sovereign Debt of non-U.S. issuers that issue debt securities that are denominated in U.S. dollars.

Zero-Coupon Bonds--The Alliance Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. As a result, their price can be very volatile when interest rates change.

Repurchase Agreements--In repurchase agreements, the Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Balanced Fund retains the securities subject to the repurchase agreement as collateral. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks or loss if the seller is unable to meet its obligation to repurchase.

Foreign Currency Forward Contracts--The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.


PORTFOLIO HOLDINGS POLICY FOR THE POOLED SEPARATE ACCOUNTS

It is the policy of the Pooled Separate Accounts (the "Separate Accounts") to safeguard against misuse of their portfolio holdings information and to prevent the selective disclosure of such information. Each Separate Account will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The portfolio holdings information for the Separate Accounts including, among other things, the top ten holdings and complete portfolio holdings, is available on a monthly basis and generally can be obtained by contract holders/participants or their consultants, free of charge, 15 days after the month end by calling 1-866-642-3127. AXA Equitable has established this procedure to provide prompt portfolio holdings information so that contractholders and their consultants can perform effective oversight of plan investments.


On a case-by-case basis, AXA Equitable may approve the disclosure of non-public portfolio holdings and trading information to particular individuals or entities in appropriate circumstances. In all cases, the approval of release of non-public portfolio holdings or trading information will be conditioned on the obligation of the recipient not to trade on the non-public information. Neither AXA Equitable nor its investment adviser, AllianceBernstein L.P., discloses non-public portfolio holdings or portfolio trade information of any Separate Account to the media.


In addition, with the approval of our investment officers, non-public portfolio holdings information may be provided as part of the legitimate business activities of each Separate Account to the following service providers and other organizations: auditors; the custodian; the accounting service provider, the administrator; the transfer agent; counsel to the Separate Accounts; regulatory authorities; pricing services; and financial printers. The entities to whom we or the investment advisor voluntarily provide holdings information, either by explicit agreement or by virtue of their respective duties to each Separate Account, are required to maintain the confidentiality of the information disclosed, including an obligation not to trade on non-public information. As of the date of this SAI, we have ongoing arrangements to provide non-public portfolio holdings information to the following service providers: JPMorgan Chase, State Street-Kansas

City, PricewaterhouseCoopers LLP, Capital Printing Systems, Inc., and RR Donnelley. Each of these arrangements provides for ongoing disclosure of current portfolio holdings information so that the entity can provide services to the Separate Accounts. These service providers do not provide any compensation to AXA Equitable, the Separate Accounts or any affiliates in return for the disclosure of non-public portfolio holdings information.

Until particular portfolio holdings information has been released in regulatory filings or is otherwise available to contract holders and/or participants, and except with regard to the third parties described above, no such information may be provided to any party without the approval of our investment officers or the execution by such third party of an agreement containing appropriate confidentiality language which has been approved by our Legal Department. We will monitor and review any potential conflicts of interest between the contract holders/participants and AXA Equitable and its affiliates that may arise from potential release of non-public portfolio holdings information. We will not release portfolio holdings information unless it is determined that the disclosure is in the best interest of its contract holders/ participants and there is a legitimate business purpose for such disclosure. No compensation is received by AXA Equitable or its affiliates or any other person in connection with the disclosure of portfolio holdings information.


FUND TRANSACTIONS


The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are charged for securities brokers' commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers, none of which are affiliates, are selected by AllianceBernstein L.P. ("Alliance"). For 2005, 2004 and 2003, the Alliance Growth Equity Fund paid $699,416, $1,126,910 and $929,767, respectively, in brokerage commissions; the Alliance Mid Cap Growth Fund paid $378,750, $708,388 and $466,820, respectively, in brokerage commissions; and the Alliance Balanced Fund paid $58,825, $83,372 and $78,626, respectively, in brokerage commissions.



Alliance seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance and AXA Equitable. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

Alliance also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, Alliance selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the Alliance Growth Equity, Alliance Mid/Cap Growth and Alliance Balanced Funds during 2005, $678,440, $353,557 and $57,774, respectively, were paid to brokers providing research services on transactions of $765,845,611, $240,838,289 and $306,192,274, respectively.


Alliance periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts Alliance manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by Alliance. Alliance has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that Alliance will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. Alliance may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by Alliance may be used in servicing all accounts under their management, including AXA Equitable's accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), Alliance seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, Alliance may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or Alliance may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts Alliance manages, we or Alliance may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust, see the statement of additional information for each Trust for information concerning the portfolio transactions of the Portfolios.


INVESTMENT MANAGEMENT AND ACCOUNTING FEE

The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See "Fee table" section in the prospectus.




-----------------------------------------------------------
Fund                         2005       2004       2003
-----------------------------------------------------------
Alliance Growth Equity     $206,924   $198,559    $162,377
-----------------------------------------------------------
Alliance Mid Cap Growth    $139,168   $134,314   $ 85,336
-----------------------------------------------------------
Alliance Balanced          $173,982   $165,896   $145,536
-----------------------------------------------------------

PORTFOLIO MANAGERS' INFORMATION (ALLIANCE GROWTH EQUITY FUND, ALLIANCE MID CAP GROWTH FUND AND ALLIANCE BALANCED FUND)

The tables and discussion below provide information with respect to the portfolio managers who are primarily responsible for the day-to-day management of each Fund.


------------------------------------------------------------------------------------------------
                                    Alliance Growth Equity Fund, Separate Account No. 4 ("Fund")
                                                AllianceBernstein L.P. ("Adviser")
                                               Information as of December 31, 2005
------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the    (a)(2) For each person identified in column (a)(1), the
Adviser named in the prospectus       number of other accounts of the Adviser managed by the
                                      person within each category below and the total assets
                                      in the accounts managed within each category below
------------------------------------------------------------------------------------------------
                                      Registered Invest-   Other Pooled  Invest-
                                        ment Companies        ment Vehicles      Other Accounts
------------------------------------------------------------------------------------------------
                                      Number     Total    Number     Total    Number     Total
                                      of         Assets   of         Assets   of         Assets
                                      Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
------------------------------------------------------------------------------------------------
Alan Levi                             4          $6,628   1          $15      14         $2,151
------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the                           (a)(3) For each of the categories in column (a)(2), the
Adviser named in the prospectus                              number of accounts and the total assets in the accounts
                                                             with respect to which the advisory fee is based on the
                                                             performance of the account
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Other Pooled
                                                             Registered Invest-        Invest-
                                                               ment Companies       ment Vehicles     Other Accounts
-----------------------------------------------------------------------------------------------------------------------
                                                             Number              Number              Number
                                                             of          Total   of          Total   of         Total
                                                             Accounts   Assets   Accounts   Assets   Accounts  Assets
Alan Levi                                                    2          $4,479   N/A        N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------


Note: $ MM means millions

For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):


-----------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
Alan Levi            X
-----------------------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by AllianceBernstein's US Growth Team, which is responsible for management of all of AllianceBernstein's US Growth accounts. The US Growth Team relies heavily on the fundamental analysis and research of the AllianceBernstein's large internal research staff. While all members of the team work jointly to determine the investment strategy, including, security selection, Mr. Alan Levi, a member of the AllianceBernstein's US Growth Team, is responsible for day-to-day management of and has oversight and order placement responsibilities for the Fund's portfolio.

Alan E. Levi -- Senior Vice President and Team Leader
Mr. Levi is the team leader of the US Disciplined Growth and US Growth teams. He joined AllianceBernstein in 1973 as a research analyst and served as director of US equity research from 1990-1995. Mr. Levi joined the US Disciplined Growth team as a portfolio manager in 1995, served as co-team leader from 2002-2003 and became the team leader in 2004. He became a US Growth portfolio manager in 1999 and became the team leader in 2002. Mr. Levi is a past director and treasurer of the Bank and Financial Analysts Association and served as a director of the New York Society of Security Analysts between 1992-1994. He received his BA from Johns Hopkins and an MBA from the University of Chicago. Location: New York.





-----------------------------------------------------------------------------------------------------------------------
                                                        Alliance Mid Cap Growth Fund, Separate Account No. 3 ("Fund")
                                                                     AllianceBernstein L.P. ("Adviser")
                                                                    Information as of December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the                      (a)(2) For each person identified in column (a)(1), the
Adviser named in the Fund prospectus                    number of other accounts of the Adviser managed by the
                                                        person within each category below and the total assets in
                                                        the accounts managed within each category below
-----------------------------------------------------------------------------------------------------------------------
                                                                                    Other Pooled
                                                              Registered Invest-        Invest-
                                                                ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------
                                                              Number     Total    Number     Total    Number     Total
                                                              of         Assets   of         Assets   of         Assets
                                                              Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------
Catherine Wood                                                5          $5,537   30         $8,880   52*        $1,416
(AllianceBernstein L.P. and
Regent Separately
Managed Accounts)
-----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the                           (a)(3) For each of the categories in column (a)(2), the
Adviser named in the Fund prospectus                          number of accounts and the total assets in the accounts
                                                              with respect to which the advisory fee is based on the
                                                              performance of the account
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Other Pooled
                                                              Registered Invest-        Invest-
                                                                ment Companies       ment Vehicles     Other Accounts
-----------------------------------------------------------------------------------------------------------------------
                                                              Number              Number              Number
                                                              of          Total   of          Total   of         Total
                                                              Accounts   Assets   Accounts   Assets   Accounts  Assets
-----------------------------------------------------------------------------------------------------------------------
Catherine Wood                                                N/A        N/A      N/A        N/A      N/A       N/A
(AllianceBernstein L.P. and
Regent Separately
Managed Accounts)
-----------------------------------------------------------------------------------------------------------------------

Note: $MM means millions.

*  includes wrap fee accounts at the sponsor level.


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):


-----------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-----------------------------------------------------------------------------------------------------------------------
Catherine Wood       X
-----------------------------------------------------------------------------------------------------------------------



The management of and investment decisions for the Fund's portfolio are made by Ms. Catherine Wood. Ms. Wood relies heavily on the fundamental research efforts of the firm's extensive internal research staff, including the Global Research Department, Research for Strategic Change team and Research on Early Stage Growth team.

Catherine Wood -- Senior Vice President, US Mid Cap Growth Team Leader and Chief Investment Officer -- US Strategic Research
Ms. Wood is also the Chief Investment Officer of AllianceBernstein's Regent Investor Services. Ms. Wood joined AllianceBernstein in 2001 from Tupelo Capital Management, where she was a General Partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 18 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief Economist. As a portfolio manager with Jennison, she invested in both US and international securities. Ms. Wood's experience in research ranges from media, telecommunications and emerging technologies to business services, consumer non-durables and basic industries. She started her career as an assistant economist at Capital Research from 1977 to 1980. She received her B.S., summa cum laude, from the University of Southern California. Location:
New York.





-----------------------------------------------------------------------------------------------------------------------
                                                             Alliance Balanced Fund, Separate Account No. 10 ("Fund")
                                                                        AllianceBernstein L.P. ("Adviser")
                                                                       Information as of December 31, 2005
-----------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the                       (a)(2) For each person identified in column (a)(1), the
Adviser named in the prospectus                          number of other accounts of the Adviser managed by the
                                                         person within each category below and the total assets in
                                                         the accounts managed within each category below
-----------------------------------------------------------------------------------------------------------------------
                                                                                Other Pooled
                                                         Registered Invest-        Invest-
                                                         ment Companies       ment Vehicles      Other Accounts
-----------------------------------------------------------------------------------------------------------------------
                                                         Number     Total    Number     Total    Number     Total
                                                         of         Assets   of         Assets   of         Assets
                                                         Accounts   ($MM)    Accounts   ($MM)    Accounts   ($MM)
-----------------------------------------------------------------------------------------------------------------------
Christopher Toub                                         N/A        N/A      N/A        N/A      1          $60
-----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
(a)(1) Portfolio manager(s) of the                        (a)(3) For each of the categories in column (a)(2), the
Adviser named in the prospectus                           number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
-----------------------------------------------------------------------------------------------------------------------
                                                                                Other Pooled
                                                         Registered Invest-        Invest-
                                                           ment Companies       ment Vehicles     Other Accounts
-----------------------------------------------------------------------------------------------------------------------
                                                         Number              Number              Number
                                                         of          Total   of          Total   of         Total
                                                         Accounts   Assets   Accounts   Assets   Accounts  Assets
-----------------------------------------------------------------------------------------------------------------------
Christopher Toub                                         N/A        N/A      N/A        N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------



Note: $MM means millions


For a description of any material conflicts, please see "Investment professional conflict of interest" later in the SAI.

For compensation information, please see "Alliance's compensation program" later in the SAI.

Ownership of Securities of AXA Equitable's insurance products for which the Fund serves as an investment option (Retirement Investment Account, Members Retirement Program and American Dental Association):

-----------------------------------------------------------------------------------------------------------------------
                                            $10,001-    $50,001-    $100,001-    $500,001 -    over
 Portfolio Manager    None    $1-$10,000   $50,000     $100,000    $500,000     $1,000,000    $1,000,000
-----------------------------------------------------------------------------------------------------------------------
Christopher Toub     X
-----------------------------------------------------------------------------------------------------------------------


Christopher Toub provides the asset allocation oversight of the Fund's sub-portfolios; however, the day-to-day management and investment decisions for the Fund's sub-portfolios are made by the following Balanced Account Team members, comprised of Mr. James K. Pang, Mr. Joshua B. Lisser and Mr. Shawn Keegan. These Balanced Account team members rely heavily on the Advisor's structured equity, international large cap growth and fixed-income investment teams and, in turn, the fundamental research of the Advisor's large internal research staff.

Christopher M. Toub -- Executive Vice President of AllianceBernstein, Chief Executive Officer of AllianceBernstein Limited and Head -- Global/International Growth Equities
Mr. Toub joined AllianceBernstein in 1992 as a portfolio manager with the disciplined growth group. He has been an Executive Vice President of AllianceBernstein since 1999 and Head of Global/International Growth Equities since 1998. He became Chief Executive Officer of AllianceBernstein Limited, a London based wholly-owned subsidiary of AllianceBernstein in April 2005. In this capacity he has local oversight of all our U.K. operations, including human resources, compliance, legal, infrastructure, facilities, finance and technology. He serves on AllianceBernstein's Management Executive Committee, the group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources.

He is also Head of Global/International Growth Equities, leading our global and non-US growth portfolio teams. Mr. Toub served as Director of Global Equity Research from 1998-2000, and joined the Global Research Growth team in 2004. Prior to joining AllianceBernstein in 1992, Mr. Toub was with Marcus, Schloss & Co, a private investment partnership, as an analyst and portfolio manager. At that time, he was a member of the New York Stock Exchange where he was a specialist. Prior to Marcus, Schloss & Co., Mr. Toub worked at Bear Stearns in proprietary trading. He was an Assistant Treasurer at J.P. Morgan. Mr. Toub received a B.A. from Williams College and an M.B.A. from Harvard Business School. Location: London.

James K. Pang -- Senior Vice President and Global/International Large Cap Growth Portfolio Manager
He joined AllianceBernstein in 1996 and had significant responsibility for the development and maintenance of AllianceBernstein's global/ international quantitative stock selection tools. Mr. Pang became a member of the Global/International Large Cap Growth team in 1998, and was a member of the European Growth team for four years. Prior to joining the firm, he was an associate with Donaldson, Lufkin & Jenrette responsible for coverage of Discount Store Retailers. Mr. Pang received his BA from Northwestern University. CFA Charterholder. Location: New York.

Joshua B. Lisser -- Senior Vice President and Chief Investment Officer -- Non-US Structured Equities
Mr. Lisser is a member of the Core/Blend services investment team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services. Prior to joining AllianceBernstein, Mr. Lisser was with Equitable Capital specializing in derivative investment strategies. Mr. Lisser received a BA from the State University of New York at Binghamton, where he was elected a member of Phi Beta Kappa, and an MBA from New York University. Location: New York.

Shawn Keegan -- Vice President and Portfolio Manager
Mr. Keegan is the investment-grade credit specialist for AllianceBernstein's US Core, Core Plus and Low Duration strategies. He joined AllianceBernstein in 1993 as a portfolio assistant. He spent a year at Aladdin Capital as a trader before joining the US Core Fixed Income Team in early 2001. He holds a B.S. in Finance from Siena College. Location: New York.

INVESTMENT PROFESSIONAL CONFLICTS OF INTEREST DISCLOSURE

As an investment adviser and fiduciary, Alliance owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


EMPLOYEE PERSONAL TRADING

Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401(k)/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


MANAGING MULTIPLE ACCOUNTS FOR MULTIPLE CLIENTS

Alliance has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


ALLOCATING INVESTMENT OPPORTUNITIES

Alliance has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Alliance's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains.

To address these conflicts of interest, Alliance's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


PORTFOLIO MANAGER COMPENSATION

Alliance's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:


FIXED BASE SALARY

This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.


DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL
CASH BONUS

Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/ length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance's leadership criteria.

DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AWARDS UNDER ALLIANCE'S PARTNERS COMPENSATION PLAN ("DEFERRED AWARDS"): Alliance's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/ her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.*


CONTRIBUTIONS UNDER ALLIANCE'S PROFIT SHARING/401(K) PLAN

The contributions are based on Alliance's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance.



DISTRIBUTION OF THE CONTRACTS

Employees of AXA Equitable perform all marketing and service functions under the contract. AXA Equitable pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from .40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to these AXA Equitable employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.



----------------------
* Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

JPMorgan Chase Bank, N.A. is the custodian for the shares of the Trusts owned by Separate Account Nos. 3, 4 and 10. There is no custodian for the shares of the Trusts owned by Separate Account No. 66.

The financial statements of each separate account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

OUR MANAGEMENT


We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of AXA Equitable and/or its affiliates in various executive positions during the last five years.





DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice
25, Avenue Matignon                    Chairman (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and
75008 Paris, France                    Chief Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management
                                       Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management Corporation, the general partner of
                                       Alliance Holding and Alliance. A former Director of Donaldson, Lufkin and Jenrette ("DLJ")
                                       (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Control and Strategy, AXA
75008 Paris, France                    (January 2000 to May 2003); prior thereto Senior Executive Vice President, International
                                       (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive Committee
                                       (since January 2000); Director, AXA Financial (since November 2003), Alliance Capital
                                       Management Corporation (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Retired Corporate Vice President,
Henderson Advisory Consulting          Core Business Development of Bestfoods (June 1999 to December 2000). Prior thereto,
425 East 86th St.                      President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods
New York, NY 10028                     (1997 to 2000). Director, Del Monte Foods Co., PACTIV Corporation and The "Shell" Transport
                                       and Trading Company, plc.; Former Director, Hunt Corporation (1992 to 2002); Director, AXA
                                       Financial and AXA Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                  1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                       Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; Member; and a
                                       member of The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Jarmain Group Inc.                     July 1992). President, Jarmain Group Inc. (since 1979); and officer of director of several
77 King Street West                    affiliated companies. Director, AXA Insurance (Canada), Anglo Canada General Insurance
Suite 4545                             Company, Alliance Capital Management Corporation, AXA Pacific Insurance Company and AXA
Toronto, Ontario M5K 1K2               Australia, a former Alternate Director, AXA Asia Pacific Holdings Limited (December 1999 to
Canada                                 September 2000) and a former Director of DLJ (October 1992 to November 2000). Director of AXA
                                       Financial (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson                   Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Christina Johnson and Associates       September 2002). Former President and Chief Executive Officer of Saks Fifth Avenue
200 Railroad Ave.                      Enterprises (February 2001 to October 2003); President and Chief Executive Officer, Saks
Greenwich, CT 06830                    Fifth Avenue (February 2000 to February 2001); Director, AXA Financial (since September
                                       2002); Director, Women In Need, Inc.; Regional Vice President for the Greater New York Area,
                                       National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy.
315 East Hopkins Street                Prior thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman
Aspen, CO 81611                        (March 2003 to May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003);
                                       Director, AXA Financial (since September 2002); Director, Schindler Holdings, Ltd. (since
                                       January 2002), NAVTEQ (since May 2004); Director, Interval International (January 1998 to
                                       June 2003); Executive Vice President, Hyatt Development Corporation (1997 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Ameritrade Holding Corporation         November 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March 2001);
4211 South 102nd Street                Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch & Co.,
Omaha, NE 68127                        Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September  2003). Director, Alliance Capital Management Corporation (since
                                       May 2000); The CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson
                                       Company and Junior Achievement of New York, Inc. and Member and Officer of Rock Valley Tool,
                                       LLC. Director of AXA Financial (since March 1999) and Director, P.A. Consulting (since 1999).
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
78 Pine Street                         May 2001); Director (October 1992 to December 2004), Chairman of the Board (May 2001 to
New Canaan, CT 06840                   December 2004) and Chief Executive Officer (January 1999 to June 2003), Alliance Capital
                                       Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer
                                       (May 1993 to January 1999), Alliance Capital Management Corporation; Director, AXA Financial
                                       (since May 2001); Vice Chairman of the Board of Trustees of Colgate University; Trustee of
                                       the Mike Wolk Heart Foundation; Member of the Investment Committee of the New York Community
                                       Trust.
------------------------------------------------------------------------------------------------------------------------------------




OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006
                                       to present) and Chief Executive Officer, MONY Life and MONY America (since July 2004);
                                       Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer,
                                       MONY Holdings, LLC (since July 2004); Director, Chairman of the Board, President (May 2002
                                       to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Financial Services, LLC (since May 2001); Member of AXA's Management Board (since May 2001); Director (since May 2004) and President (since
                                       September 2005), AXA America Holdings, Inc.; Director, Alliance Capital Management
                                       Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to
                                       September 2005, January 2006 to present) and Chief Executive Officer, AXA Life and Annuity
                                       Company (since June 2001); Director, The Advest Group, Inc. (July 2004 to December 2005);
                                       Director and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The
                                       University of Scranton (1995 to 2002); Former Member of the Investment Company Institute's
                                       Board of Governors (October 2001 to 2005); prior thereto, October 1997 to October 2000) and
                                       Executive Committee (1998 to 2000); Former Trustee of The University of Pittsburgh; Former
                                       Director, St. Sebastian Country Day School (1990 to June 2005); Former Director, the
                                       Massachusetts Bankers Association; President and Chief Operating Officer, Mellon Financial
                                       Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus Corporation (1995
                                       to 2001).
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS -- DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin                       Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and MONY America
                                       (since July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY Holdings,
                                       LLC (since July 2004); Director, Vice Chairman of the Board (since February 1998) and Chief
                                       Financial Officer (since May 1996), AXA Equitable. Director (since November 2003), Vice
                                       Chairman of the Board (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Executive Vice President (May 1996 to November 1999), Senior Executive Vice
                                       President (February 1998 to November 1999), AXA Financial; Executive Vice President, Member
                                       of the Executive Committee and Management Board of AXA. Director, Vice Chairman and Chief
                                       Financial Officer (since December 1999) AXA Life and Annuity Company; AXA Financial
                                       Services, LLC and AXA Distribution Holding Corp. (since September 1999). Director (since May
                                       2004) and Executive Vice President (since September 2005), AXA America Holdings, Inc.
                                       Director, Chairman of U.S. Financial Life Insurance Company (Sept. 2004 to present);
                                       Director, The Advest Group, Inc. (July 2004 to December 2005). Director, Alliance Capital
                                       Management Corporation (since July 1997). Formerly a Director of DLJ (from June 1997 to
                                       November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial Practice,
                                       Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and MONY
                                       America (since July 2004); Executive Vice President (since February 1998) and AXA Group
                                       Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA Financial
                                       Services, LLC (since September 1999). Director, President and Chief Executive Officer, AXA
                                       Technology Services (since 2002); prior thereto, Chief Information Officer (November 1994 to
                                       February 2001). Previously held other officerships with AXA Equitable.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January
                                       2002), AXA Financial Services, LLC; prior thereto, Senior Vice President and Managing
                                       Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                       President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to
                                       1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Financial Services, LLC;
                                       Senior Vice President, AXA America Holdings, Inc. (since September 2005); Senior Vice
                                       President (since December 1999) AXA Life and Annuity Company; Director (since June 2003) and
                                       Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB ("Frontier");
                                       Director (since July 1999) AXA Advisors LLC; Senior Vice President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer
                                       (September 2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life
                                       Insurance Company and MONY Life Insurance Company of America. Senior Vice President (July
                                       1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (until September 1993), AXA Equitable. Senior Vice President (September
                                       1997 to present), Treasurer (September 1993 to present) and Chief Investment Officer
                                       (September 2004 to present), and prior thereto, Vice President (May 1992 to September 1997)
                                       and Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice
                                       President and Treasurer (since September 1999) and Chief Investment Officer (since September
                                       2004), AXA Financial Services, LLC. Senior Vice President (since September 2005), AXA
                                       America Holdings, Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and
                                       Boston Advisors, Inc. Director, Chairman of the Board and President (since July 2004), MONY
                                       Capital Management, Inc. Director, Senior Vice President and Treasurer (since July 2004),
                                       MONY Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005),
                                       Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director and Treasurer
                                       (since July 2004), 1740 Advisers, Inc. Director, Executive Vice President and Treasurer
                                       (since July 2004), MONY Asset Management, Inc., and MONY Agricultural Investment Advisers,
                                       Inc. President and Treasurer (since October 2004), MONY International Holdings, LLC.
                                       Director, President and Treasurer (since November 2004), MONY Life Insurance Company of the
                                       Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director and Deputy
                                       Treasurer (since December 2001), AXA Technology Services. Senior Vice President, Chief
                                       Investment Officer (since September 2004) and Treasurer (since December 1997), AXA Life &
                                       Annuity Company. Treasurer, Frontier Trust Company, FSB (since June 2000); and AXA Network,
                                       LLC (since December 1999). Director (since July 1998), Chairman (since August 2000), and
                                       Chief Executive Officer (since September 1997), Equitable Casualty Insurance Company. Senior
                                       Vice President and Treasurer, AXA Distribution Holding Corporation (since November 1999);
                                       and AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief
                                       Executive Officer (August 1997 to June 2002), Equitable JV Holding Corporation. Director
                                       (since July 1997), and Senior Vice President and Chief Financial Officer (since April 1998),
                                       ACMC, Inc. Director, President and Chief Executive Officer (since December 2003), AXA
                                       Financial (Bermuda) Ltd. Treasurer (November 2000 to December 2003), Paramount Planners,
                                       LLC. Vice President and Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director
                                       (July 1997 to May 2001) and President and CEO (August 1997 to May 2001), EQ Services, Inc.
                                       Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured Products);
                                       Director, Executive Vice President and Treasurer (July 2004 to February 2005), MONY Realty
                                       Capital, Inc. and MONY Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio                       Executive Vice President (July 2004 to present) and Deputy Chief Financial Officer (since
                                       September 2005) of MONY Life Insurance Company and MONY Life Insurance Company of America.
                                       Executive Vice President (September 2004 to present) and Deputy Chief Financial Officer
                                       (since September 2005) AXA Equitable. Executive Vice President and Deputy Chief Financial
                                       Officer (since September 2005), AXA Financial, Inc. Executive Vice President (September 2004
                                       to present) and Deputy Chief Financial Officer (since September 2005) of AXA Financial
                                       Services, LLC; Director (July 2004 to present) of AXA Advisors, LLC. Director (July 2004 to
                                       December 2005) of The Advest Group, Inc.; Director (July 2004 to present) of MONY Capital
                                       Management, Inc., and MONY Agricultural Investment Advisers, Inc.; Director (July 2004 to
                                       May 2005) of Matrix Capital Markets Group, Inc. and Matrix Private Equities, Inc.; Director
                                       (July 2004 to present) of MONY Securities Corporation; Director (July 2004 to present) of
                                       1740 Advisers, Inc. Director (November 2004 to present) of Frontier Trust Company, FSB;
                                       Director (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners,
                                       Inc. Business Support and Development (February 2001 to June 2004) of GIE AXA; Head of
                                       Finance Administration (November 1998 to February 2001) of AXA Real Estate Investment
                                       Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------


OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July
                                       2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC and MONY
                                       Financial Services, Inc. (since July 2004); Senior Vice President (since September 1997) and
                                       Deputy General Counsel (since November 1999), AXA Equitable; prior thereto, Senior Vice
                                       President and Associate General Counsel (September 1997 to October 1999); Senior Vice
                                       President and Deputy General Counsel (September 2001 to present), AXA Financial; Senior Vice
                                       President (since September 1999) and Deputy General Counsel (since November 1999), AXA
                                       Financial Services, LLC. Senior Vice President and Deputy General Counsel, AXA Life and
                                       Annuity Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior
                                       Vice President and Controller, AXA Equitable, AXA Financial, AXA Financial Services, LLC,
                                       MONY Holdings, LLC and MONY Financial Services, Inc. Senior Vice President and Controller,
                                       AXA Life and Annuity Company (since December 1999). Previously held other officerships with
                                       AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                          Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc., MONY
                                       Holdings, LLC, MONY Life and MONY America. Senior Vice President (since March 1996) and
                                       Auditor (since September 1994) AXA Equitable. Senior Vice President (since March 1996) and
                                       Auditor (since September 1994), AXA Financial, Inc.; prior thereto, Vice President and
                                       Auditor (September 1984 to March 1996). Senior Vice President and Auditor (since September
                                       1999) AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director (since
                                       November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January 2005),
                                       JP Morgan Chase; President and Chief Executive Officer (February 1998 to August 2001),
                                       Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to
                                       present) of AXA Financial Services, LLC; Senior Vice President (April 2002 to present) of
                                       AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA Network of
                                       Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA Network Insurance
                                       Agency of Massachusetts, LLC; Vice President (July 2004 to present) of MONY Brokerage, Inc.,
                                       MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of Massachusetts, Inc., MBI
                                       Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio, Inc. and MBI Insurance
                                       Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Financial Services, LLC; Director, President and Chief Operating Officer (since November
                                       2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA Advisors, LLC.
                                       Director, President and Chief Operating Officer (since July 2004), MONY Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith Barney (1996 to
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes                        Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 1997 to present) AXA Equitable. Senior Vice President (February 1997 to
                                       present) of AXA Financial Services, LLC; Executive Vice President (August 1999 to present)
                                       of AXA Advisors, LLC; Director and President (December 1996 to present) of Equitable
                                       Structured Settlement Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Financial Services, LLC. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June 2005),
                                       Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December 1996 to
                                       December 2001). Vice President, Secretary and Associate General Counsel (since June 2005),
                                       AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005),
                                       AXA Life and Annuity Company. Vice President, Secretary and Associate General Counsel (since
                                       June 2005), AXA Distribution Holding Corporation. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron
                                       Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Financial Services, LLC
                                       (since September 2002); prior thereto, Managing Director, Management Compensation Group
                                       Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.                   Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President, AXA Equitable (since February 2004); Executive Vice President, AXA Financial
                                       Services, LLC (since February 2004); Director (since December 2003) and Chairman of the
                                       Board (since July 2004) prior thereto Co-President and Co-Chief Executive Officer (December
                                       2003 to July 2004), AXA Advisors, LLC; Director and Chairman of the Board (since July 2004);
                                       prior thereto, President -- Retail Division (December 2003 to July 2004), AXA Network, LLC.
                                       Director and Chairman of the Board (since July 2004), MONY Brokerage, Inc. and its subsidiaries. Regional President of the New York Metro Region (March 2000 to January 2001),
                                       Co-General Manager of the Jones/Sages Agency (January 1995 to March 2000).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005).
                                       Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice
                                       President (March 2005 to September 2005). Director and Vice Chairman of the Board (since
                                       December 2005), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA
                                       Network Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board
                                       (since January 2006), MONY Brokerage, Inc and its subsidiaries. Partner (June 1997 to March
                                       2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Senior Vice President (July 2004 to present) and Chief Actuary (since September 2005) of
                                       MONY Life and MONY America; Senior Vice President and Appointed Actuary (December 2004 to
                                       present) of U. S. Financial Life Insurance Company. Senior Vice President (September 2000 to
                                       present) and Chief Actuary (since September 2005), Actuary (May 1998 to September 2005) AXA
                                       Equitable. Senior Vice President (September 2000 to present) and and Chief Actuary (since
                                       September 2005), Actuary (September 1999 to September 2005) of AXA Financial Services, LLC.
                                       Director and Vice President (since December 2003) AXA Financial (Bermuda) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Financial Services, LLC.
                                       Senior Vice President / Group Chief Information Officer (1996 to September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale                    Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (June 1991 to present) AXA Equitable. Senior Vice President (since September 1999) AXA
                                       Financial Services LLC. Director, Chairman and Chief Operating Officer, Casualty (September
                                       1997 to August 2000). Director, EREIM LP Corp. (October 1997 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Financial Services, LLC. Vice President, Deputy General and Chief Litigation Counsel
                                       (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief
                                       Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                                       Services, LLC. Executive Vice President (since September 2005), AXA Equitable. Director
                                       (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President and Chief
                                       Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors Insurance
                                       Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors Insurance
                                       Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August 2005), John
                                       Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer (March 2000 to
                                       June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004);
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and General
                                       Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and
                                       Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                       September 2001) and General Counsel (since November 1999), AXA Financial Services, LLC.
                                       Executive Vice President (since September 2001) and General Counsel (since December 1999),
                                       AXA Life and Annuity Company. Director, Executive Vice President and General Counsel (since
                                       July 2004), MONY Financial Services, Inc. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

The financial statements of AXA Equitable included in this Statement of Additional Information should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the
Funds. The financial statements of Separate Account Nos. 3 (Pooled), 4
(Pooled), 10 (Pooled) and 66 reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                              Page
--------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Report of Independent Registered Public Accounting Firm ................ FSA-1
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
--------------------------------------------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)     Statement of Assets and Liabilities, December 31, 2005 .................     2
                                     -------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2005 ...........     3
                                     -------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2005 and 2004 .......................................     4
                                     -------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2005 ............................     5
--------------------------------------------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)     Statement of Assets and Liabilities, December 31, 2005 .................     9
                                     -------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2005 ...........    10
                                     -------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2005 and 2004 .......................................    11
                                     -------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2005 ............................    12
--------------------------------------------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)      Statement of Assets and Liabilities, December 31, 2005 .................    20
                                     -------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 2005 ...........    21
                                     -------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2005 and 2004 .......................................    22
                                     -------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2005 ............................    23
--------------------------------------------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)      Statement of Assets and Liabilities, December 31, 2005 .................    25
                                     -------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2005 ..........    26
                                     -------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2005 and 2004 .......................................    27
                                     -------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 2005 ............................    28
--------------------------------------------------------------------------------------------------------------------
Separate Account No. 66 (Pooled)     Statements of Assets and Liabilities, December 31, 2005 ................    30
                                     -------------------------------------------------------------------------------
                                     Statements of Operations for the Year Ended December 31, 2005 ..........    38
                                     -------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 2005 and 2004 .......................................    46
--------------------------------------------------------------------------------------------------------------------
Separate Account Nos. 13 (Pooled),   Notes to Financial Statements ..........................................    56
10 (Pooled), 4 (Pooled), 3 (Pooled)
and 66 (Pooled)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
AXA Equitable Life  Reports of Independent Registered Public Accounting Firms -- .........................   F-1
Insurance Company   ------------------------------------------------------------------------------------------------
                    Consolidated Balance Sheets as of December 31, 2005 and 2004 .........................   F-4
                    ------------------------------------------------------------------------------------------------
                    Consolidated Statements of Earnings for the Years
                    Ended December 31, 2005, 2004 and 2003 ...............................................   F-5
                    ------------------------------------------------------------------------------------------------
                    Consolidated Statements of Shareholder's Equity for the Years
                    Ended December 31, 2005, 2004 and 2003 ...............................................   F-6
                    ------------------------------------------------------------------------------------------------
                    Consolidated Statements of Cash Flows for the Years
                    Ended December 31, 2005, 2004 and 2003 ...............................................   F-7
                    ------------------------------------------------------------------------------------------------
                    Notes to Consolidated Financial Statements ...........................................   F-8
--------------------------------------------------------------------------------------------------------------------
                    The financial statements of the Funds reflect fees, charges and other expenses of the
                    Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of AXA Equitable Life
Insurance Company and the Contractowners of Separate Account Nos. 13, 10, 4, 3, and 66 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York

April 19, 2006

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2005
---------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Long-term debt securities - at value (amortized cost: $24,422,655).......  $24,280,507
 Short-term debt securities - at value (amortized cost: $526,146) ........      526,146
Cash .....................................................................      716,650
Receivable for investment securities sold ................................    1,023,072
Interest and other receivables ...........................................      281,286
---------------------------------------------------------------------------------------
Total assets .............................................................   26,827,661
---------------------------------------------------------------------------------------
Liabilities:
Due to AXA Equitable's General Account ...................................       21,902
Payable for investment securities purchased ..............................    1,578,574
Accrued expenses .........................................................       42,604
---------------------------------------------------------------------------------------
Total liabilities ........................................................    1,643,080
---------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .............  $25,184,581
=======================================================================================


                                                      Units Outstanding    Unit Values
                                                      -----------------    -----------
Institutional ......................................       2,945           $ 8,499.67
Momentum Strategy ..................................         608               135.11
RIA ................................................         932                80.20

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2005
-----------------------------------------------------------------------------------
Investment Income (Note 2): -- Interest ...............................  $1,035,859
-----------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................        (251)
Operating and expense charges .........................................     (58,222)
-----------------------------------------------------------------------------------
Total expenses ........................................................     (58,473)
-----------------------------------------------------------------------------------
Net investment income .................................................     977,386
-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized loss from security transactions ..............................    (290,554)
Change in unrealized appreciation/depreciation of investments .........    (347,670)
-----------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................    (638,224)
-----------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $  339,162
===================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                                            2005             2004
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income .............................................................  $    977,386    $    1,760,683
Net realized gain (loss) on investments ...........................................      (290,554)        1,382,738
Change in unrealized appreciation/depreciation of investments .....................      (347,670)       (3,065,326)
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .............................       339,162            78,095
-------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .....................................................................     6,128,591        21,397,113
Withdrawals .......................................................................    (6,118,690)     (118,962,776)
Asset management fees .............................................................      (109,523)         (184,034)
Administrative fees ...............................................................          (767)             (797)
-------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..........      (100,389)      (97,750,494)
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................................................       238,773       (97,672,399)
Net Assets Attributable to Contractowners or in Accumulation - Beginning of Year ..    24,945,808       122,618,207
-------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation - End of Year ........  $ 25,184,581    $   24,945,808
===================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company



Portfolio of Investments -- December 31, 2005
--------------------------------------------------------------------------
                                             Principal
                                              Amount
                                               (000)          U.S. $ Value
--------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES - 96.4%
U.S. GOVERNMENT & GOVERNMENT
SPONSORED AGENCY OBLIGATIONS - 46.7%
U.S. Treasury Notes - 32.8%
   2.00%, 7/15/14(TIPS) ..............      $      285      $  299,480
   3.88%, 7/31/07 - 9/15/10 ..........           2,679       2,634,776
   4.25%, 10/31/07 - 8/15/15 .........           4,950       4,923,546
   4.50%, 11/15/15 ...................             395         398,240
                                                            ----------
                                                             8,256,042
                                                            ----------
Federal National Mortgage Association - 13.9%
   3.13%, 7/15/06 ....................             985         977,320
   3.88%, 11/17/08 ...................             200         194,994
   4.63%, 10/15/14 ...................              15          14,823
   5.00%, 12/01/20 ...................             537         528,945
   5.00%, TBA ........................             390         377,569
   5.00%, TBA ........................             235         232,430
   5.50%, 4/01/34 - 2/01/35 ..........             178         176,666
   6.00%, 7/01/20 ....................             145         148,183
   6.50%, TBA ........................             840         861,525
                                                            ----------
                                                             3,512,455
                                                            ----------
Total U.S. Government &
    Government Sponsored
    Agency Obligations ...............                      11,768,498
                                                            ----------
CORPORATE DEBT OBLIGATIONS - 34.9%
Aerospace & Defense - 0.1%
Textron, Inc.
   6.38%, 11/15/08 ...................              30          31,153
                                                            ----------
Automotive - 0.1%
DaimlerChrysler North America
    Holdings Corp.
   4.88%, 6/15/10 ....................              35          34,174
                                                            ----------
Banking - 3.5%
Bank of America Corp.
   4.50%, 8/01/10 ....................             210         206,365
JP Morgan Chase & Co.
   6.75%, 2/01/11 ....................             220         235,637
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ....................             150         163,780
Wachovia Bank
   3.50%, 8/15/08 ....................             155         149,773
Washington Mutual Finance Corp.
   4.00%, 1/15/09 ....................              70          67,891
Wells Fargo & Co.
   4.20%, 1/15/10 ....................              35          34,074
Zions Bancorp.
   5.50%, 11/16/15 ...................              30          30,221
                                                            ----------
                                                               887,741
                                                            ----------
Broadcasting/Media - 3.0%
AOL Time Warner
   6.88%, 5/01/12 ....................             155         164,994
British Sky Broadcasting Group PLC
   5.63%, 10/15/15 ...................              80          79,630
News America Inc
   4.75%, 3/15/10 ....................              85          83,718
Time Warner Entertainment Co. L.P.
   7.25%, 9/01/08 ....................             375         392,507
WPP Finance Corp.
   5.88%, 6/15/14 ....................              35          35,522
                                                            ----------
                                                               756,371
                                                            ----------
Building/Real Estate - 0.2%
iStar Financial, Inc.
   5.15%, 3/01/12 ....................              25          24,211
Simon Property Group L.P.
   6.38%, 11/15/07 ...................              35          35,765
                                                            ----------
                                                                59,976
                                                            ----------
Cable - 1.1%
British Sky Broadcasting Group PLC
   6.88%, 2/23/09 ....................              10          10,476
Comcast Cable
    Communications, Inc.
   6.88%, 6/15/09 ....................              90          94,530
Comcast Corp.
   5.50%, 3/15/11 ....................             170         170,922
                                                            ----------
                                                               275,928
                                                            ----------
Chemicals - 0.2%
The Lubrizol Corp.
   4.63%, 10/01/09 ...................              25          24,503
ProLogis
   7.05%, 7/15/06 ....................              25          25,209
                                                            ----------
                                                                49,712
                                                            ----------
Communications - 2.6%
British Telecommunications PLC
   8.38%, 12/15/10+ ..................             120         136,603
Deutsche Telekom International
    Finance BV
   8.00%, 6/15/10+ ...................              40          45,351
Sprint Capital Corp.
   7.63%, 1/30/11 ....................             175         192,978
Sprint Capital Corp.
   6.00%, 1/15/07 ....................             145         146,418
Telecom Italia Capital
   4.00%, 1/15/10 ....................             130         123,818
Verizon Global Funding Corp.
   4.90%, 9/15/15 ....................              20          19,360
                                                            ----------
                                                               664,528
                                                            ----------

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------
                                         Principal
                                          Amount
                                           (000)          U.S. $ Value
--------------------------------------------------------------------------
Communications-Mobile - 1.1%
AT&T Wireless Services, Inc.
   7.35%, 3/01/06 ................      $       35      $  35,147
   7.88%, 3/01/11 ................              85         95,375
Cingular Wireless LLC
   5.63%, 12/15/06 ...............              50         50,361
Telus Corp.
   7.50%, 6/01/07 ................              90         92,937
                                                        ---------
                                                          273,820
                                                        ---------
Conglomerate/Miscellaneous - 0.4%
Hutchison Whampoa International Ltd.
   6.50%, 2/13/13 ................              85         90,009
                                                        ---------
Consumer Manufacturing - 0.3%
Fortune Brands, Inc.
   2.88%, 12/01/06 ...............              40         39,145
Textron Financial Corp.
   4.13%, 3/03/08 ................              45         44,308
                                                        ---------
                                                           83,453
                                                        ---------
Energy - 2.0%
Amerada Hess Corp.
   6.65%, 8/15/11 ................             165        177,301
Conoco, Inc.
   6.35%, 10/15/11 ...............             105        112,505
Duke Energy Co.
   7.88%, 8/16/10 ................              20         22,119
Enterprise Products Operating L.P.
   5.60%, 10/15/14 ...............              50         49,961
Valero Energy Corp.
   6.88%, 4/15/12 ................             125        136,204
                                                        ---------
                                                          498,090
                                                        ---------
Financial - 9.7%
American General Finance Corp.
   4.63%, 5/15/09 ................             150        148,495
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10 ...............              65         62,928
Boeing Capital Corp.
   4.75%, 8/25/08 ................              50         49,866
Capital One Bank
   6.50%, 6/13/13 ................              60         63,746
CIT Group, Inc.
   4.59%, 5/18/07+ ...............              55         55,149
   7.75%, 4/02/12 ................             100        113,413
Citigroup, Inc.
   4.60%, 6/09/09+ ...............              35         35,070
   4.63%, 8/03/10 ................             100         98,615
   5.00%, 9/15/14 ................             241        237,230
Core Investment Grade Trust
   4.66%, 11/30/07+ ..............             130        128,632
Countrywide Home Loans, Inc.
   4.00%, 3/22/11 ................             145        136,436
General Electric Capital Corp.
   3.13%, 4/01/09 ................             405        384,096
   4.00%, 2/17/09 ................             150        146,312
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 ................             170        164,895
Household Finance Corp.
   6.50%, 11/15/08 ...............             195        202,951
   7.00%, 5/15/12 ................              85         92,979
MBNA Corp.
   4.63%, 9/15/08 ................              60         59,565
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10 ................              80         79,100
Morgan Stanley Dean Witter
   5.80%, 4/01/07 ................              80         80,816
SLM Corp.
   4.50%, 7/26/10 ................             110        107,692
                                                        ---------
                                                        2,447,986
                                                        ---------
Food/Beverages - 2.0%
ConAgra Foods, Inc.
   6.75%, 9/15/11 ................               8          8,521
   7.88%, 9/15/10 ................              35         38,561
Gereral Mills, Inc.
   5.13%, 2/15/07 ................             160        159,863
Kraft Foods, Inc.
   4.13%, 11/12/09 ...............             125        120,957
   5.25%, 10/01/13 ...............             135        135,052
The Kroger Co.
   7.80%, 8/15/07 ................              50         51,947
                                                        ---------
                                                          514,901
                                                        ---------
Health Care - 1.4%
Aetna, Inc.
   7.38%, 3/01/06 ................              63         63,249
Humana Inc.
   7.25%, 8/01/06 ................              65         65,621
WellPoint, Inc.
   3.50%, 9/01/07 ................              70         68,284
   3.75%, 12/14/07 ...............              14         13,689
   4.25%, 12/15/09 ...............              80         77,923
Wyeth
   5.50%, 2/01/14 ................              51         51,661
                                                        ---------
                                                          340,427
                                                        ---------
Insurance - 0.6%
Assurant, Inc.
   5.63%, 2/15/14 ................              90         91,154
Liberty Mutual Group
   5.75%, 3/15/14 ................              45         44,419

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
-------------------------------------------------------------------------------
                                                 Principal
                                                  Amount
                                                   (000)          U.S. $ Value
-------------------------------------------------------------------------------
MetLife, Inc.
   5.00%, 11/24/13 .......................      $        5      $   4,947
   5.38%, 12/15/12 .......................              20         20,416
                                                                ---------
                                                                  160,936
                                                                ---------
Metals/Mining - 0.1%
Ispat Inland ULC
   9.75%, 4/01/14 ........................              15         16,987
                                                                ---------
Paper/Packaging - 0.9%
International Paper Co.
   5.85%, 10/30/12 .......................              90         91,320
Packaging Corp. of America
   5.75%, 8/01/13 ........................              45         44,194
Weyerhaeuser Co.
   6.75%, 3/15/12 ........................              95        100,832
                                                                ---------
                                                                  236,346
                                                                ---------
Public Utilities - Electric & Gas - 3.7%
Carolina Power & Light Co.
   6.50%, 7/15/12 ........................             135        144,638
Consumers Energy Co.
   4.25%, 4/15/08 ........................              25         24,485
Duke Capital LLC
   5.67%, 8/15/14 ........................              55         55,469
FirstEnergy Corp.
   6.45%, 11/15/11 .......................             220        233,199
MidAmerican Energy Holdings Co.
   5.88%, 10/01/12 .......................              50         51,618
Nisource Finance Corp.
   7.88%, 11/15/10 .......................              80         88,638
Pacific Gas & Electric Co.
   4.80%, 3/01/14 ........................              90         87,707
Progress Energy, Inc.
   7.10%, 3/01/11 ........................              65         70,130
Public Service Company of Colorado
   7.88%, 10/01/12 .......................              45         52,387
Spi Electricity & Gas Australia
    Holdings Pty. Ltd.
   6.15%, 11/15/13 .......................              45         48,037
Xcel Energy, Inc.
   7.00%, 12/01/10 .......................              65         69,955
                                                                ---------
                                                                  926,263
                                                                ---------
Public Utilities - Telephone - 0.6%
Telecom Italia Capital
   5.25%, 11/15/13 .......................             165        161,910
                                                                ---------
Service - 0.5%
Waste Management, Inc.
   6.88%, 5/15/09 ........................             115        121,251
                                                                ---------
Supermarket/Drug - 0.5%
Safeway, Inc.
   4.80%, 7/16/07 ........................              20         19,913
   5.80%, 8/15/12 ........................              90         90,459
   6.50%, 3/01/11 ........................              15         15,532
                                                                ---------
                                                                  125,904
                                                                ---------
Technology - 0.1%
IBM Corp.
   4.38%, 6/01/09 ........................              20         19,749
Motorola, Inc.
   7.63%, 11/15/10 .......................               7          7,782
                                                                ---------
                                                                   27,531
                                                                ---------
Total Corporate Debt Obligations .........                      8,785,397
                                                                ---------
COMMERCIAL MORTGAGE
    BACKED SECURITIES - 8.9%
Banc America Commercial
    Mortgage, Inc.
   Series 2004-4
   4.13%, 7/10/42 ........................              80         77,688
   Series 2004-6
   4.16%, 12/10/42 .......................             100         96,892
   Series 2005-1
   4.88%, 11/10/42 .......................             100         99,240
   Series 2004-3
   5.30%, 6/10/39+ .......................             170        173,189
Bear Stearns Commercial Mortgage
   Series 2005-PWR7
   5.12%, 2/11/41+ .......................              95         94,646
CS First Boston Mortgage Securities
    Corp.
   Series 2003-CK2
   3.86%, 3/15/36 ........................              70         68,327
   Series 2004-C5
   4.18%, 11/15/37 .......................              85         82,352
GE Capital Commercial Mortgage
    Corp.
   Series 2005-C3
   4.86%, 7/10/45 ........................             105        104,062
   Series 2004-C3
   5.19%, 7/10/39 ........................              95         95,078
Greenwich Capital Commercial
    Funding Corp.
   Series 2003-C1
   4.11%, 7/05/35 ........................              90         84,526
   Series 2005-GG3
   4.30%, 8/10/42 ........................             100         97,376

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                              Principal
                                               Amount
                                                (000)          U.S. $ Value
--------------------------------------------------------------------------------
JP Morgan Chase Commercial
    Mortgage Securities Corp.
   Series 2005-LDP5
   5.20%, 12/15/44 ....................      $       85      $  85,425
   Series 2004-C1
   4.30%, 1/15/38 .....................              80         76,881
   Series 2005-LDP1
   4.63%, 3/15/46 .....................             105        103,384
   Series 2005-LDP4
   4.79%, 10/15/42 ....................              65         64,132
   Series 2005-LDP3
   4.85%, 8/15/42 .....................              95         94,042
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 A2
   3.99%, 10/15/29 ....................             115        110,815
   Series 2004-C8
   4.20%, 12/15/29 ....................              80         77,699
Merrill Lynch Mortgage Trust
   Series 2004-KEY2
   4.17%, 8/12/39 .....................              65         62,790
   Series 2005-MKB2
   4.81%, 9/12/42 .....................             125        123,770
   Series 2005-CKI1
   5.24%, 11/12/37 ....................              65         65,000
Morgan Stanley Capital I Inc.
   Series 2004-T13
   3.94%, 9/13/45 .....................             125        119,915
   Series 2005-T17
   4.78%, 12/13/41 ....................             125        121,607
   Series 2005-HQ5
   5.17%, 1/14/42 .....................              65         64,988
                                                             ---------
Total Commercial Mortgage Backed
    Securities ........................                      2,243,824
                                                             ---------
ASSET BACKED SECURITIES - 2.4%
Aegis Asset Backed Securities Trust
   Series 2004-3
   4.73%, 9/25/34+ ....................              42         42,191
Bear Stearns Asset Backed
    Securities, Inc.
   Series 2005-SD1
   4.68%, 4/25/22 .....................              36         36,046
Capital Auto Receivables Asset Trust
   Series 2005-SN1A
   4.10%, 6/15/08 .....................              85         84,331
Capital One Prime Auto Receivables
    Trust
   Series 2005-1
   4.32%, 8/17/09 .....................             165        163,820
Citifinancial Mortgage
    Securities, Inc.
   Series 2003-1
   3.36%, 1/25/33 .....................              31         29,743
Credit-Based Asset Servicing and
    Securities, Inc.
   Series 2005-CB7
   5.15%, 11/25/36 ....................              60         59,806
Equity One ABS, Inc.
   Series 2004-3
   4.54%, 7/25/34+ ....................               1          1,378
MBNA Credit Card Master Note Trust
   Series 2003-A6
   2.75%, 10/15/10 ....................              60         57,280
Merrill Lynch Mortgage
    Investors, Inc.
   Series 2004-SL1
   4.64%, 4/25/35+ ....................               1            946
Morgan Stanley ABS Capital I
   Series 2004-HE4
   4.73%, 5/25/34+ ....................              12         12,401
RAAC Mortgage
   Series 2004-SP1
   4.71%, 6/25/13 .....................               3          2,893
Residential Asset Mortgage
    Products, Inc.
   Series 2005-RS1
   4.64%, 1/25/35+ ....................              47         46,900
Residential Asset Securities Corp.
   Series 2004-KS7
   4.68%, 10/25/21+ ...................               8          8,382
   Series 2002-KS7
   4.90%, 11/25/32+ ...................              26         25,772
Residential Funding Mortgage
    Securities, Inc.
   Series 2004-HS2
   4.53%, 12/25/18+ ...................               0            250
Structured Asset Investment
    Loan Trust
   Series 2005-1
   4.50%, 2/25/14+ ....................               9          8,773
   Series 2004-5
   4.71%, 5/25/34+ ....................              19         18,926
                                                             ---------
Total Asset Backed Securities .........                        599,838
                                                             ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Credit-Based Asset Servicing and
    Securities, Inc.
   Series 2003-CB1
   3.45%, 1/25/33 .....................              86         84,108

--------------------------------------------------------------------------------
Separate Account No. 13 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                                 Principal
                                                  Amount
                                                   (000)          U.S. $ Value
--------------------------------------------------------------------------------
Home Equity Mortgage Trust
   Series 2005-4
   4.74%, 1/25/36 ........................      $       70      $    69,135
Merrill Lynch Mortgage Investors,
    Inc.
   Series 2005-A8
   5.25%, 8/25/36 ........................             108          107,352
Opteum Mortgage Acceptance Corp.
   Series 2005-5
   5.64%, 11/25/35 .......................             105          104,467
Residential Funding Mortgage
    Securities II
   Series 2005-HI2
   4.46%, 5/25/35 ........................              40           39,237
Washington Mutual
   Series 2005-AR2
   4.75%, 1/25/45+ .......................              59           59,427
                                                                -----------
Total Collateralized Mortgage
    Obligations ..........................                          463,726
                                                                -----------
SOVEREIGN DEBT OBLIGATIONS - 1.7%
Mexico - 1.7%
United Mexican States
   4.63%, 10/08/08 .......................             210          207,375
   7.50%, 1/14/12 ........................             190          211,850
                                                                -----------
Total Sovereign Debt Obligations .........                          419,225
                                                                -----------
Total Long-Term Debt Securities
    (Amortized Cost $24,422,655)..........                      $24,280,507
                                                                -----------
SHORT-TERM DEBT SECURITIES - 2.1%
U.S. Government & Government
    Sponsored
    Agency Obligations - 2.1%
Federal National Mortgage
    Association
   4.18%, 2/10/06 ........................      $      255          252,927
Federal Home Loan Bank
   4.02%, 1/11/06 ........................             275          273,219
                                                                -----------
Total Short-Term Debt Securities
    (Amortized Cost $526,146).............                          526,146
                                                                -----------
Total Investments - 98.5%
    (Amortized Cost $24,948,801)..........                       24,806,653
Other Assets
    Less Liabilities - 1.5% ..............                          377,928
                                                                -----------
Net Assets - 100.0% ......................                      $25,184,581
                                                                ===========

+  Variable rate coupon, rate shown as of December 31, 2005.
   Glossary:
   TBA  - To Be Announced
   TIPS - Treasury Inflation Protected Security
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2005
--------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $29,585,772) ...........................  $37,077,763
 Warrants -- at value (cost: $170,491)....................................      203,994
 Long-term debt securities -- at value (amortized cost: $22,408,793) .....   22,355,731
 Short-term debt securities -- at value (amortized cost: $4,822,097) .....    4,822,097
Receivable for investment securities sold ................................      282,640
Interest receivable ......................................................      173,450
Dividends and other receivables ..........................................       51,520
---------------------------------------------------------------------------------------
Total assets .............................................................   64,967,195
---------------------------------------------------------------------------------------
Liabilities:
Due to custodian .........................................................      190,481
Payable for investment securities purchased ..............................    4,826,185
Due to AXA Equitable Life's General Account ..............................      161,685
Accrued expenses .........................................................      138,764
---------------------------------------------------------------------------------------
Total liabilities ........................................................    5,317,115
---------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .............  $59,650,080
=======================================================================================


                                                     Units Outstanding    Unit Values
                                                    ------------------- ---------------
Institutional .....................................          350           $ 20,312.61
RIA ...............................................       59,995                191.64
Momentum Strategy .................................       23,304                132.72
MRP ...............................................      748,443                 47.30
EPP ...............................................       12,925                197.29

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2005
------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $24,889)...................  $    745,436
Interest ..............................................................     1,042,485
-------------------------------------------------------------------------------------
Total investment income ...............................................     1,787,921
-------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees ............................................      (278,874)
Operating and expense charges .........................................      (591,781)
-------------------------------------------------------------------------------------
Total expenses ........................................................      (870,655)
-------------------------------------------------------------------------------------
Net investment income .................................................       917,266
-------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions .........     3,886,500
Change in unrealized appreciation/depreciation of investments .........    (1,242,359)
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......................     2,644,141
-------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations .................  $  3,561,407
=====================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------
                                                                                              Year Ended December 31,
                                                                                                2005           2004
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income .................................................................  $     917,266   $     911,848
Net realized gain on investments and foreign currency transactions ....................      3,886,500       3,487,765
Change in unrealized appreciation/depreciation of investments .........................     (1,242,359)      2,060,634
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .................................      3,561,407       6,460,247
----------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .........................................................................      8,379,434      11,488,066
Withdrawals ...........................................................................    (32,701,391)    (25,866,643)
Asset management fees .................................................................        (50,293)        (46,061)
Administrative fees ...................................................................       (201,461)       (295,160)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..............    (24,573,711)    (14,719,798)
----------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets ................................................................    (21,012,304)     (8,259,551)
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year .....     80,662,384      88,921,935
----------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ...........  $  59,650,080   $  80,662,384
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005
----------------------------------------------------------------------------
Company                                         Shares    U.S. $ Value
----------------------------------------------------------------------------
COMMON STOCKS - 62.5%
Finance - 14.8%
Banking - Money Center - 4.9%
Anglo Irish Bank Corp. PLC .............        11,220       $ 170,734
Banco Bilbao Vizcaya Argentaria SA......         9,957         177,809
BNP Paribas ............................         3,754         303,849
Credit Suisse Group ....................         6,958         354,528
EFG Eurobank Ergasias SA ...............         3,053          96,603
JPMorgan Chase & Co. ...................        14,974         594,318
Kookmin Bank (ADR) (a) .................           964          72,020
Mitsubishi UFJ Financial
    Group, Inc. (a) ....................            21         285,036
Sumitomo Mitsui Financial
    Group, Inc. (a) ....................            23         243,892
UBS AG .................................         3,756         357,333
Wachovia Corp. .........................         4,700         248,442
                                                             ---------
                                                             2,904,564
                                                             ---------
Banking - Regional - 1.6%
Bank of America Corp. ..................         9,248         426,795
Commerce Bancorp NJ ....................         3,900         134,199
National Bank Of Greece ................         2,240          95,494
National City Corp. ....................         4,200         140,994
North Fork Bancorporation, Inc. ........         1,800          49,248
Wells Fargo & Co. ......................         1,700         106,811
                                                             ---------
                                                               953,541
                                                             ---------
Brokerage & Money Management - 2.5%
Ameriprise Financial Inc. ..............           685          28,085
The Charles Schwab Corp. ...............        20,600         302,202
Franklin Resources, Inc. ...............         2,400         225,624
Goldman Sachs Group, Inc. ..............           800         102,168
Lehman Brothers Holdings, Inc. .........         1,200         153,804
Merrill Lynch & Co., Inc. ..............         4,500         304,785
Morgan Stanley .........................         1,300          73,762
Nomura Holdings, Inc. (a) ..............        16,500         316,339
                                                             ---------
                                                             1,506,769
                                                             ---------
Insurance - 3.3%
ACE Ltd. ...............................         2,100         112,224
AFLAC, Inc. ............................         4,200         194,964
American International Group, Inc. .....         9,900         675,477
Hartford Financial Services
    Group, Inc. ........................         1,800         154,602
ING Groep NV ...........................         8,861         307,491
Prudential PLC .........................         3,824          36,147
QBE Insurance Group, Ltd. ..............         8,989         129,346
The St. Paul Travelers Cos., Inc. ......         3,654         163,224
Swiss RE (a) ...........................         1,324          96,862
XL Capital Ltd. Cl. A ..................         1,800         121,284
                                                             ---------
                                                             1,991,621
                                                             ---------
Miscellaneous - 2.0%
Aeon Credit Service Co. Ltd. (a) .......         1,400       $ 132,541
American Express Co. ...................         3,235         166,473
Citigroup, Inc. ........................        16,632         807,151
US Bancorp .............................         2,100          62,769
                                                             ---------
                                                             1,168,934
                                                             ---------
Mortgage Banking - 0.5%
Fannie Mae .............................         3,400         165,954
Freddie Mac ............................         1,600         104,560
                                                             ---------
                                                               270,514
                                                             ---------
Other - 0.1%
MI Developments Inc.-Cl. A .............         1,094          37,612
                                                             ---------
                                                             8,833,555
                                                             ---------
Technology - 8.4%
Communication Equipment - 1.4%
Avaya Inc. (a) .........................            22             235
Cisco Systems Inc. (a) .................        12,600         215,712
Juniper Networks, Inc. (a) .............         7,300         162,790
Motorola, Inc. .........................         6,100         137,799
Nortel Networks Corp. (a) ..............         2,800           8,568
QUALCOMM, Inc. .........................         4,500         193,860
Telefonaktiebolaget LM
    Ericsson-Cl. B .....................        34,684         119,232
                                                             ---------
                                                               838,196
                                                             ---------
Computer Hardware/Storage - 1.9%
Apple Computer, Inc. (a) ...............         2,200         158,158
Dell, Inc. (a) .........................        10,800         323,892
EMC Corp. (a) ..........................         7,700         104,874
Hewlett-Packard Co. ....................        12,200         349,286
High Tech Computer Corp. ...............         7,000         103,199
International Business
    Machines Corp. .....................         1,100          90,420
                                                             ---------
                                                             1,129,829
                                                             ---------
Computer Services - 0.6%
Bearingpoint Inc. (a) ..................         3,940          30,969
Cap Gemini SA (a) ......................         4,829         193,914
Fiserv, Inc. (a) .......................         1,700          73,559
Infosys Technologies Ltd. (ADR) ........           700          56,602
                                                             ---------
                                                               355,044
                                                             ---------
Contract Manufacturing - 0.2%
Flextronics International Ltd. (a) .....         5,700          59,508
Sanmina-SCI Corp. (a) ..................         8,600          36,636
Solectron Corp. (a).....................        14,100          51,606
                                                             ---------
                                                               147,750
                                                             ---------
Internet Media - 0.6%
Google, Inc.-Cl. A (a) .................           300         124,458
Yahoo! Inc. (a) ........................         6,700         262,506
                                                             ---------
                                                               386,964
                                                             ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
Company                                              Shares    U.S. $ Value
--------------------------------------------------------------------------------
Miscellaneous - 0.5%
Hoya Corp. ..................................         8,800       $ 316,525
                                                                  ---------
Semiconductor Capital Equipment - 0.2%
Applied Materials, Inc. .....................         6,300         113,022
                                                                  ---------
Semiconductor Components - 1.4%
Agere Systems Inc. (a) ......................            37             478
Broadcom Corp.-Cl. A (a) ....................         1,800          84,870
Freescale Semiconductor-Cl. B (a) ...........           648          16,310
Intel Corp. .................................         9,144         228,234
Linear Technology Corp. .....................         2,800         100,996
Marvell Technology Group Ltd. (a) ...........         5,000         280,450
Texas Instruments, Inc. .....................         3,900         125,073
                                                                  ---------
                                                                    836,411
                                                                  ---------
Software - 1.5%
Business Objects SA (a) .....................         4,293         173,814
Mercury Interactive Corp. (a) ...............         2,500          69,475
Microsoft Corp. .............................        13,200         345,180
Oracle Corp. (a) ............................        10,400         126,984
SAP AG ......................................           669         121,354
Symantec Corp. (a) ..........................         2,700          47,250
                                                                  ---------
                                                                    884,057
                                                                  ---------
                                                                  5,007,798
                                                                  ---------
Health Care - 8.0%
Biotechnology - 0.9%
Amgen, Inc. (a) .............................         4,100         323,326
Gilead Sciences, Inc. (a) ...................         2,600         136,838
Monsanto Co. ................................           632          48,999
                                                                  ---------
                                                                    509,163
                                                                  ---------
Drugs - 3.1%
Allergan Inc ................................         1,500         161,940
Forest Laboratories, Inc. (a) ...............         2,400          97,632
GlaxoSmithKline PLC .........................         5,439         137,318
Merck & Co. Inc. ............................         3,800         120,878
Novartis AG-Cl. G ...........................         7,134         374,617
Pfizer, Inc. ................................        18,304         426,849
Roche Holding AG ............................         2,445         366,857
Takeda Pharmaceutical Co. Ltd. (a) ..........         1,400          75,772
Teva Pharmaceutical
    Industries Ltd. (ADR) ...................         1,800          77,418
                                                                  ---------
                                                                  1,839,281
                                                                  ---------
Medical Products - 2.2%
Alcon, Inc. .................................         3,300         427,680
Boston Scientific Corp. (a) .................         4,400         107,756
Johnson & Johnson ...........................         6,000         360,600
Nobel Biocare Holding AG (a) ................           634         139,341
St. Jude Medical, Inc. (a) ..................         2,900         145,580
Zimmer Holdings, Inc. (a) ...................         2,230         150,391
                                                                  ---------
                                                                  1,331,348
                                                                  ---------


--------------------------------------------------------------------------------
Company                                              Shares         U.S. $ Value
--------------------------------------------------------------------------------
Medical Services - 1.8%
Caremark Rx, Inc. (a) .......................         4,100       $ 212,339
UnitedHealth Group, Inc. ....................         6,600         410,124
WellPoint, Inc. (a) .........................         6,000         478,740
                                                                  ---------
                                                                  1,101,203
                                                                  ---------
                                                                  4,780,995
                                                                  ---------
Consumer Services - 7.3%
Airlines - 0.1%
Continental Airlines Inc.-Cl. A (a) .........           900          19,170
Southwest Airlines Co. ......................         3,700          60,791
                                                                  ---------
                                                                     79,961
                                                                  ---------
Apparel - 0.1%
Jones Apparel Group, Inc. ...................         1,800          55,296
                                                                  ---------
Broadcasting & Cable - 1.5%
CBS. Corp. ..................................         7,040         229,504
Comcast Corp.-Cl. A (a) .....................         6,414         166,507
Grupo Televisa SA (ADR) .....................         1,500         120,750
News Corp.-Cl. A ............................         8,100         125,955
Time Warner, Inc. ...........................        10,600         184,864
Westwood One, Inc. ..........................         3,700          60,310
                                                                  ---------
                                                                    887,890
                                                                  ---------
Cellular Communications - 0.3%
America Movil SA de CV (ADR) ................         6,200         181,412
                                                                  ---------
Entertainment & Leisure - 0.6%
Aristocrat Leisure Ltd. .....................        11,571         104,657
Carnival Corp. ..............................         1,800          96,246
Royal Caribbean Cruises Ltd. ................         3,100         139,686
                                                                  ---------
                                                                    340,589
                                                                  ---------
Gaming - 0.2%
International Game Technology ...............         3,200          98,496
                                                                  ---------
Miscellaneous - 0.4%
Cendant Corp. ...............................         4,100          70,725
Electronic Arts, Inc. (a) ...................         2,400         125,544
Li & Fung Ltd. ..............................        34,000          65,557
PHH Corp. (a) ...............................           195           5,464
                                                                  ---------
                                                                    267,290
                                                                  ---------
Printing & Publishing - 0.2%
Naspers Ltd.-Cl. N ..........................         5,096          90,246
                                                                  ---------
Restaurants & Lodging - 0.3%
Starbucks Corp. (a) .........................         6,900         207,069
                                                                  ---------
Retail - General Merchandise - 3.6%
Bed Bath & Beyond, Inc. (a) .................         2,300          83,145
Richemont Ag Cie Finance Uts -
    Cl.B (a) ................................         3,861         167,952
eBay, Inc. (a) ..............................         4,900         211,925
Esprit Holdings Ltd. ........................         4,000          28,426
Federated Department Stores .................         3,547         235,272

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
Company                                         Shares    U.S. $ Value
--------------------------------------------------------------------------------
Home Depot, Inc. .......................         7,000       $ 283,360
Luxottica Group SpA ....................         6,141         155,843
Marks & Spencer Group PLC ..............        17,128         148,731
Shimamura Co., Ltd. (a) ................           700          96,912
Target Corp. ...........................         4,300         236,371
Wal-Mart de Mexico SA de CV (a) ........        14,100          78,282
Walmart Stores Inc .....................         7,000         327,600
Williams-Sonoma, Inc. (a) ..............         1,600          69,040
                                                             ---------
                                                             2,122,859
                                                             ---------
                                                             4,331,108
                                                             ---------
Energy - 6.5%
Domestic Producers - 0.6%
Noble Energy, Inc. .....................         4,900         197,470
Western Gas Resources Inc. .............         3,100         145,979
                                                             ---------
                                                               343,449
                                                             ---------
International - 3.5%
Chevron Corp. ..........................         7,600         431,452
ENI SpA ................................         8,557         237,421
Exxon Mobil Corp. ......................        10,912         612,927
Petroleo Brasileiro,
    SA (ADR) (a) .......................         1,600         114,032
Talisman Energy Inc. ...................         7,200         380,736
Total SA ...............................         1,281         321,899
                                                             ---------
                                                             2,098,467
                                                             ---------
Miscellaneous - 0.8%
ConocoPhillips .........................         8,000         465,440
                                                             ---------
Oil Service - 1.6%
Baker Hughes, Inc. .....................         3,800         230,964
FMC Technologies, Inc. (a) .............         3,900         167,388
Halliburton Co. ........................         4,400         272,624
Nabors Industries Ltd. (a) .............         3,700         280,275
                                                             ---------
                                                               951,251
                                                             ---------
                                                             3,858,607
                                                             ---------
Consumer Staples - 4.8%
Alcohol - 0.3%
Enterprise Inns PLC ....................         9,541         153,564
                                                             ---------
Beverages - 1.0%
The Coca-Cola Co. ......................         6,400         257,984
Pepsi Bottling Group Inc. ..............         6,400         183,104
PepsiCo, Inc. ..........................         1,100          64,988
SABMiller PLC ..........................         6,319         115,226
                                                             ---------
                                                               621,302
                                                             ---------
Food - 1.0%
Del Monte Foods Co. (a) ................         1,254          13,079
HJ Heinz Co. ...........................         2,700          91,044
JM Smucker Co. .........................            96           4,224
Nestle, SA .............................         1,341         400,786
Wrigley WM Jr. Co. .....................         1,000          66,490
                                                             ---------
                                                               575,623
                                                             ---------
Household Products - 0.8%
Procter & Gamble Co. ...................         8,600         497,768
                                                             ---------
Retail - Food & Drug - 0.7%
The Kroger Co. (a) .....................         7,000         132,160
Safeway, Inc. ..........................         5,800         137,228
Walgreen Co. ...........................         2,800         123,928
                                                             ---------
                                                               393,316
                                                             ---------
Tobacco - 1.0%
Altria Group, Inc. .....................         8,300         620,176
                                                             ---------
                                                             2,861,749
                                                             ---------
Capital Goods - 4.1%
Electrical Equipment - 1.1%
Atlas Copco AB-Cl. A (a) ...............         5,769         128,581
Johnson Controls, Inc. .................         2,800         204,148
Sumitomo Electric Industries, Ltd. .....         6,100          92,680
Yamada Denki Co. Ltd. (a) ..............         1,800         225,382
                                                             ---------
                                                               650,791
                                                             ---------
Machinery - 0.2%
Eaton Corp. ............................         1,700         114,053
                                                             ---------
Miscellaneous - 2.8%
General Electric Co. ...................        27,800         974,417
Nitto Denko Corp. (a) ..................         3,300         257,270
United Technologies Corp. ..............         7,500         419,325
                                                             ---------
                                                             1,651,012
                                                             ---------
                                                             2,415,856
                                                             ---------
Utilities - 3.4%
Electric & Gas Utility - 1.5%
American Electric Power Co. Inc. .......         3,700         137,233
Constellation Energy Group, Inc. .......         3,700         213,120
Dynegy Inc-Cl. A (a) ...................         1,900           9,196
Entergy Corp. ..........................         1,000          68,650
FirstEnergy Corp. ......................         1,500          73,485
PPL Corporation ........................         5,300         155,820
Sempra Energy ..........................         4,900         219,716
                                                             ---------
                                                               877,220
                                                             ---------
Telephone Utility - 1.9%
AT&T Inc. (a) ..........................         8,386         205,373
BellSouth Corp. ........................         3,000          81,300
Centurytel Inc. ........................         1,900          63,004
Cincinnati Bell Inc. (a) ...............        11,900          41,769
Qwest Communications Intl. Inc. (a).....         3,000          16,950
Sprint Nextel Corp. ....................        23,481         548,516
Verizon Communications, Inc. ...........         6,400         192,768
                                                             ---------
                                                             1,149,680
                                                             ---------
                                                             2,026,900
                                                             ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
Company                                          Shares     U.S. $ Value
--------------------------------------------------------------------------------
Consumer Manufacturing - 2.2%
Auto & Related - 0.8%
Denso Corp. (a) .........................         7,000       $  241,686
Toyota Motor Corp. ......................         4,800          249,203
                                                              ----------
                                                                 490,889
                                                              ----------
Building & Related - 1.4%
American Standard Cos, Inc. .............         7,200          287,640
CRH PLC .................................         8,090          237,588
Rinker Group Ltd. .......................         8,103           97,858
Vinci SA ................................         1,822          156,751
Wolseley PLC ............................         1,148           24,150
                                                              ----------
                                                                 803,987
                                                              ----------
                                                               1,294,876
                                                              ----------
Basic Industry - 1.1%
Chemicals - 0.8%
Du Pont E I De Nemours & Co. ............         2,900          123,250
Praxair Inc. ............................         6,200          328,352
                                                              ----------
                                                                 451,602
                                                              ----------
Mining & Metals - 0.3%
BHP Billiton PLC ........................        11,071          180,378
                                                              ----------
                                                                 631,980
                                                              ----------
Multi-Industry Companies - 0.8%
Mitsubishi Corp. (a) ....................        15,900          352,044
Mitsui & Co. Ltd. (a) ...................        11,000          141,373
                                                              ----------
                                                                 493,417
                                                              ----------
Aerospace & Defense - 0.6%
Aerospace - 0.6%
BAE Systems PLC .........................        18,644          122,402
Lockheed Martin Corp. ...................         3,300          209,979
                                                              ----------
                                                                 332,381
                                                              ----------
Financial - 0.2%
Office - 0.2%
Equity Office Properties Trust ..........         3,700          112,221
                                                              ----------
Transportation - 0.2%
Railroad - 0.2%
East Japan Railway Co. (a) ..............            14           96,318
                                                              ----------
Total Common Stocks
   (cost $29,585,772)....................                     37,077,763
                                                              ----------
WARRANTS - 0.3%
Technology - 0.3%
Computer Hardware - 0.0%
Asustek Computer, Inc.
    Warrants, expiring 3/18/07 ..........         3,721           11,423
                                                              ----------
Computer Peripherals - 0.0%
AU Optronics
    Warrants, expiring 7/07/06 ..........         2,936            4,245
                                                              ----------
Software - 0.1%
Infosys Technologies Ltd.
    Warrants, expiring 8/28/08 ..........           258           70,266
                                                              ----------
Semiconductor Components - 0.2%
Taiwan Semiconductor
    Manufacturing Co., Ltd.
    Warrants, expiring 11/08/10 .........        62,137          118,060
                                                              ----------
Total Warrants
   (cost $170,491) ......................                        203,994
                                                              ----------
--------------------------------------------------------------------------------
                                        Principal
                                         Amount
                                          (000)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES - 37.5%
U.S. GOVERNMENT AND GOVERNMENT
    SPONSORED AGENCY OBLIGATIONS - 21.7%
Federal National Mortgage Association - 14.6%
   5.00%, TBA ........................ $ 310        300,312
   5.50%, TBA ........................ 1,220      1,207,800
   3.88%, 11/17/08 ...................   265        258,366
   4.50%, TBA ........................   685        666,376
   5.00%, TBA ........................   235        232,430
   5.00%, TBA ........................   345        334,003
   5.00%, 12/01/20 ...................   448        441,280
   5.50%, 10/01/18 - 6/01/20 .........   775        780,005
   5.50%, 4/01/33 - 2/01/35 .......... 1,634      1,622,152
   6.00%, 11/01/16 ...................    93         95,576
   4.57%, 7/25/35+ ...................    68         67,727
   6.00%, 7/01/20 - 9/01/35 .......... 1,147      1,159,854
   6.00%, TBA ........................   715        721,479
   6.50%, TBA ........................   830        851,269
                                                  ---------
                                                  8,738,629
                                                  ---------
U.S. Treasury Notes - 2.8%
   1.63%, 1/15/15(TIPS) ..............    10         10,050
   2.00%, 7/15/14(TIPS) ..............   210        220,669
   3.88%, 9/15/10 ....................    39         38,188
   4.25%, 10/31/07 ................... 1,270      1,266,279
   4.50%, 11/15/15 ...................   122        123,001
                                                  ---------
                                                  1,658,187
                                                  ---------
U.S. Treasury Bonds - 3.3%
   5.38%, 2/15/31 .................... 1,000      1,123,281
   7.25%, 5/15/16 ....................   665        816,547
                                                  ---------
                                                  1,939,828
                                                  ---------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                             Principal
                                              Amount
Company                                        (000)       U.S.$ Value
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. - 1.0%
   4.50%, 8/01/35 - 11/01/35 .........      $      254      $  239,393
   4.50%, TBA ........................              60          56,438
   6.00%, TBA ........................             140         141,356
   4.50%, 9/01/35 ....................             155         145,648
                                                            ----------
                                                               582,835
                                                            ----------
Total U.S. Government and
    Government Sponsored
    Agency Obligations ...............                      12,919,479
                                                            ----------
CORPORATE DEBT OBLIGATIONS - 8.8%
Aerospace & Defense - 0.1%
Raytheon Co.
   6.75%, 8/15/07 ....................              32          32,783
Textron, Inc.
   6.38%, 11/15/08 ...................              25          25,961
                                                            ----------
                                                                58,744
                                                            ----------
Automotive - 0.0%
DaimlerChrysler North
    America Corp.
   4.88%, 6/15/10 ....................              25          24,410
                                                            ----------
Banking - 0.8%
Barclays Bank PLC
   8.55%, 9/29/49+ ...................              75          86,526
JP Morgan Chase & Co.
   6.75%, 2/01/11 ....................              75          80,331
RBS Capital Trust III
   5.51%, 9/29/49+ ...................             105         104,387
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ....................             100         109,186
Washington Mutual, Inc.
   4.00%, 1/15/09 ....................              60          58,193
Wells Fargo & Co.
   4.20%, 1/15/10 ....................              35          34,074
Zions Bancorp.
   5.50%, 11/16/15 ...................              25          25,184
                                                            ----------
                                                               497,881
                                                            ----------
Broadcasting/Media - 0.3%
AOL Time Warner
   6.88%, 5/01/12 ....................              30          31,934
British Sky Broadcasting Group PLC
   5.63%, 10/15/15 ...................              40          39,815
News America, Inc.
   6.55%, 3/15/33 ....................              25          25,713
Time Warner Entertainment Co. LP
   8.38%, 3/15/23 ....................              60          69,379
WPP Finance Corp.
   5.88%, 6/15/14 ....................              30          30,447
                                                            ----------
                                                               197,288
                                                            ----------
Building/Real Estate - 0.1%
iStar Financial, Inc.
   5.15%, 3/01/12 ....................              30          29,054
Simon Property Group L.P.
   6.38%, 11/15/07 ...................              30          30,655
                                                            ----------
                                                                59,709
                                                            ----------
Cable - 0.3%
AT&T Broadband Corp.
   9.46%, 11/15/22 ...................              35          45,857
British Sky Broadcasting Group PLC
   6.88%, 2/23/09 ....................              20          20,951
Comcast Cable
    Communications, Inc.
   6.88%, 6/15/09 ....................              45          47,265
Comcast Corp.
   5.30%, 1/15/14 ....................              40          39,242
   5.50%, 3/15/11 ....................              50          50,271
                                                            ----------
                                                               203,586
                                                            ----------
Chemicals - 0.1%
The Lubrizol Corp.
   4.63%, 10/01/09 ...................              25          24,503
ProLogis
   7.05%, 7/15/06 ....................              20          20,168
                                                            ----------
                                                                44,671
                                                            ----------
Communications - 0.6%
British Telecommunications PLC
   8.38%, 12/15/10+ ..................              80          91,069
Deutsche Telekom International
    Finance BV
   8.00%, 6/15/10+ ...................              30          34,013
Sprint Capital Corp.
   8.38%, 3/15/12 ....................              95         110,101
Telecom Italia Capital
   4.00%, 1/15/10 ....................              95          90,483
Verizon Global Funding Corp.
   4.90%, 9/15/15 ....................              25          24,200
                                                            ----------
                                                               349,866
                                                            ----------
Communications-Mobile - 0.5%
AT&T Wireless Services, Inc.
   7.35%, 3/01/06 ....................              30          30,126
   7.88%, 3/01/11 ....................              90         100,985
   8.75%, 3/01/31 ....................              40          52,993
Cingular Wireless Services, Inc.
   5.63%, 12/15/06 ...................              65          65,469
Telus Corp.
   7.50%, 6/01/07 ....................              75          77,448
                                                            ----------
                                                               327,021
                                                            ----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                          Principal
                                           Amount
Company                                     (000)             U.S.$ Value
--------------------------------------------------------------------------------
Consumer Manufacturing - 0.1%
Fortune Brands, Inc.
   2.88%, 12/01/06 ................      $       30           $    29,359
Textron Financial Corp.
   4.13%, 3/03/08 .................              35                34,461
                                                              -----------
                                                                   63,820
                                                              -----------
Energy - 0.5%
Amerada Hess Corp.
   6.65%, 8/15/11 .................              55                59,100
   7.88%, 10/01/29 ................              50                60,544
Conoco, Inc.
   6.95%, 4/15/29 .................              40                48,276
Duke Energy Co.
   7.88%, 8/16/10 .................              10                11,059
Enterprise Products Operations L.P.
   5.60%, 10/15/14 ................              25                24,981
Valero Energy Corp.
   6.88%, 4/15/12 .................              45                49,034
   7.50%, 4/15/32 .................              20                24,306
                                                              -----------
                                                                  277,300
                                                              -----------
Financial - 2.4%
American General Finance Corp.
   4.63%, 5/15/09 .................              65                64,348
Boeing Capital Corp.
   4.75%, 8/25/08 .................              15                14,960
CIT Group, Inc.
   4.59%, 5/18/07+ ................              50                50,135
   7.75%, 4/02/12 .................              90               102,072
Citigroup, Inc.
   4.60%, 6/09/09+ ................              40                40,080
   4.63%, 8/03/10 .................             100                98,615
Core Investment Grade Trust
   4.66%, 11/30/07+ ...............             110               108,843
Countrywide Home Loans, Inc.
   4.00%, 3/22/11 .................              60                56,456
   4.25%, 12/19/07 ................              50                49,304
Credit Suisse First Boston
   5.50%, 8/15/13 .................              45                45,904
General Electric Capital Corp.
   4.00%, 2/17/09+ ................             110               107,296
   4.38%, 11/21/11 ................              15                14,563
   4.56%, 6/22/07 .................             260               260,300
   6.75%, 3/15/32 .................              35                41,085
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13 .................              45                43,649
   5.13%, 1/15/15 .................              25                24,717
Household Finance Corp.
   6.50%, 11/15/08 ................              75                78,058
   7.00%, 5/15/12 .................              35                38,285
MBNA Corp.
   4.63%, 9/15/08 .................              55                54,601
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10 .................             115               113,706
Resona Preferred Global Securities
   7.19%, 12/29/49+ ...............              25                26,524
                                                              -----------
                                                                1,433,501
                                                              -----------
Food/Beverage - 0.5%
ConAgra Foods, Inc.
   6.75%, 9/15/11 .................               7                 7,456
   7.88%, 9/15/10 .................              30                33,052
General Mills, Inc.
   5.13%, 2/15/07 .................              95                94,919
Kraft Foods, Inc.
   4.13%, 11/12/09 ................              95                91,928
   5.25%, 10/01/13 ................               5                 5,002
The Kroger Co.
   7.80%, 8/15/07 .................              45                46,752
                                                              -----------
                                                                  279,109
                                                              -----------
Health Care - 0.5%
Aetna, Inc.
   7.38%, 3/01/06 .................              52                52,206
Humana, Inc.
   6.30%, 8/01/18 .................              50                52,664
WellPoint, Inc.
   3.50%, 9/01/07 .................              60                58,529
   3.75%, 12/14/07 ................              18                17,600
   4.25%, 12/15/09 ................              75                73,053
Wyeth
   5.50%, 2/01/14 .................              38                38,492
                                                              -----------
                                                                  292,544
                                                              -----------
Insurance - 0.4%
Assurant, Inc.
   5.63%, 2/15/14 .................              40                40,513
Liberty Mutual Group
   5.75%, 3/15/14 .................              30                29,612
Royal & Sun Alliance Insurance
    Group PLC.
   8.95%, 10/15/29 ................              40                51,079
Zurich Capital Trust I
   8.38%, 6/01/37 .................             115               124,460
                                                              -----------
                                                                  245,664
                                                              -----------
Metals/Mining - 0.1%
Ispat Inland ULC
   9.75%, 4/01/14 .................              25                28,313
Teck Cominco Ltd.
   6.13%, 10/01/35 ................              15                14,834
                                                              -----------
                                                                   43,147
                                                              -----------

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                                 Principal
                                                  Amount
Company                                            (000)             U.S.$ Value
--------------------------------------------------------------------------------
Paper/Packaging - 0.2%
International Paper Co.
   5.30%, 4/01/15 ........................      $       55           $    52,973
Packaging Corp. of America
   5.75%, 8/01/13 ........................              30                29,462
Weyerhaeuser Co.
   5.95%, 11/01/08 .......................              40                40,808
                                                                     -----------
                                                                         123,243
                                                                     -----------
Public Utilities - Electric & Gas - 1.0%
Carolina Power & Light Co.
   6.50%, 7/15/12 ........................              60                64,283
Consumers Energy Co.
   4.25%, 4/15/08 ........................              30                29,382
Duke Capital LLC
   8.00%, 10/01/19 .......................              45                53,710
FirstEnergy Corp.
   6.45%, 11/15/11 .......................              50                53,000
   7.38%, 11/15/31 .......................              50                58,999
MidAmerican Energy Holdings Co.
   5.88%, 10/01/12 .......................              25                25,809
Nisource Finance Corp.
   7.88%, 11/15/10 .......................              35                38,779
Pacific Gas & Electric Co.
   4.80%, 3/01/14 ........................              60                58,472
   6.05%, 3/01/34 ........................              30                31,049
Progress Energy, Inc.
   7.10%, 3/01/11 ........................              35                37,762
Public Service Company of Colorado
   7.88%, 10/01/12 .......................              30                34,924
SPI Electricity & Gas Australia
    Holdings Pty Ltd.
   6.15%, 11/15/13 .......................              55                58,712
Xcel Energy, Inc.
   7.00%, 12/01/10 .......................              50                53,812
                                                                     -----------
                                                                         598,693
                                                                     -----------
Public Utilities - Telephone - 0.1%
Telecom Italia Capital
   4.00%, 11/15/08 .......................              25                24,245
   6.38%, 11/15/33 .......................              35                35,404
                                                                     -----------
                                                                          59,649
                                                                     -----------
Service - 0.1%
Waste Management, Inc.
   6.88%, 5/15/09 ........................              40                42,174
                                                                     -----------
Supermarket/Drug - 0.1%
Safeway, Inc.
   4.80%, 7/16/07 ........................              15                14,935
   6.50%, 3/01/11 ........................              15                15,533
                                                                     -----------
                                                                          30,468
                                                                     -----------
Technology - 0.0%
IBM Corp.
   4.38%, 6/01/09 ........................      $       15           $    14,812
Motorola, Inc.
   7.63%, 11/15/10 .......................               5                 5,558
                                                                     -----------
                                                                          20,370
                                                                     -----------
Total Corporate Debt Obligations .........                             5,272,858
                                                                     -----------
COMMERCIAL MORTGAGE BACKED
    SECURITIES - 4.2%
Banc America Commercial
    Mortgage, Inc.
   Series 2005-6, Class A4
   5.18%, 9/10/47 ........................             140               140,650
   Series 2004-3, Class A5
   5.30%, 6/10/39+ .......................             150               152,814
   Series 2004-4 Class A3
   4.13%, 7/10/42 ........................              90                87,399
   Series 2004-6, Class A2
   4.16%, 12/10/42 .......................             120               116,271
   Series 2005-1, Class A3
   4.88%, 11/10/42 .......................             125               124,050
Bear Stearns Commercial Mortgage
    Securities, Inc.
   Series 2005-PWR7, Class A3
   5.12%, 2/11/41+ .......................             120               119,553
CS First Boston Mortgage
    Securities Corp.
   Series 2005-C1, Class A4
   5.01%, 2/15/38 ........................             105               103,963
   Series 2003-CK2, Class A2
   3.86%, 3/15/36 ........................              80                78,088
   Series 2004-C5, Class A2
   4.18%, 11/15/37 .......................             100                96,885
GE Capital Commercial
    Mortgage Corp.
   Series 2004-C3, Class A4
   5.19%, 7/10/39 ........................             105               105,086
   Series 2005-C3, Class A3FX
   4.86%, 7/10/45 ........................              90                89,196
Greenwich Capital Commercial
    Funding Corp.
   Series 2003-C1, Class A4
   4.11%, 7/05/35 ........................             100                93,918
   Series 2005-GG3, Class A2
   4.30%, 8/10/42 ........................             125               121,720
JP Morgan Chase Commercial
    Mortgage Securities Corp.
   Series 2005-LDP1,Class A2
   4.63%, 3/15/46 ........................             130               127,999

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)
--------------------------------------------------------------------------------
                                              Principal
                                               Amount
Company                                         (000)      U.S.$ Value
--------------------------------------------------------------------------------
   Series 2005-LDP3, Class A2
   4.85%, 8/15/42 .....................      $       80      $  79,194
   Series 2005-LDP4, Class A2
   4.79%, 10/15/42 ....................             110        108,531
   Series 2005-lDP5, Class A2
   5.20%, 12/15/44 ....................              75         75,375
LB-UBS Commercial Mortgage Trust
   Series 2004-C7, Class A2
   3.99%, 10/15/29 ....................              85         81,906
   Series 2004-C8, Class A2
   4.20%, 12/15/29 ....................              95         92,267
   Series 2005-C1, Class A4
   4.74%, 2/15/30 .....................              85         82,538
   Series 2005-C7, Class A4
   5.20%, 11/15/30 ....................              65         65,212
Merrill Lynch Mortgage Trust
   Series 2004-KEY2
   4.17%, 8/12/39 .....................              75         72,451
   Series 2005-CKI1, Class A6
   5.24%, 11/12/37 ....................              55         55,000
Morgan Stanley Capital I Inc. .........
   Series 2004-T13, Class A2
   3.94%, 9/13/45 .....................              35         33,576
   Series 2005-HQ5, Class A4
   5.17%, 1/14/42 .....................              70         69,987
   Series 2005-T17, Class A5
   4.78%, 12/13/41 ....................             145        141,064
                                                             ---------
Total Commercial Mortgage Backed
    Securities ........................                      2,514,693
                                                             ---------
ASSET BACKED SECURITIES - 1.7%
Aegis Asset Backed Securities Trust
   Series 2004-3, Class A2
   4.73%, 9/25/34+ ....................              51         50,981
American Express Credit Account
    Master Trust
   Series 2005-1, Class A
   4.50%, 10/15/12+ ...................              75         75,159
Asset Backed Funding Certificates
   Series 2003-WF1, Class A2
   5.28%, 12/25/32+ ...................              50         50,208
Bank One Issuance Trust
   Series 2004-A4, Class A4
   4.51%, 2/16/10+ ....................              95         95,046
Bear Stearns Asset Backed
    Securities, Inc.
   Series 2005-SD1, Class 1A1
   4.68%, 4/25/22 .....................              41         41,195
Capital Auto Receivables Asset Trust
   Series 2005-SN1A
   4.10%, 6/15/08 .....................      $      110      $ 109,134
   Series 2005-1, Class A3
   4.32%, 8/17/09 .....................             140        138,999
Citibank Financial Mortgage
    Securities, Inc.
   Series 2003-01 AFPT
   3.36%, 1/25/33 .....................              26         24,665
Credit Based Asset Servicing &
    Securities, Inc.
   Series 2005-CB7, Class AF2
   5.15%, 11/25/36 ....................              50         49,838
Discover Card Master Trust I
   Series 2004-1, Class A
   4.50%, 4/16/10+ ....................             105        105,066
Equity One ABS, Inc.
   Series 2004-3
   4.54%, 7/25/34+ ....................               2          1,607
MBNA Credit Card Master Note Trust
   Series 2003-Class A6
   2.75%, 10/15/10 ....................              50         47,734
Merrill Lynch Mortgage
    Investors, Inc.
   Series 2004-SL1, Class A
   4.64%, 4/25/35+ ....................               1            860
Morgan Stanley ABS Capital I Series
   Series 2004-HE4, Class A3
   4.73%, 5/25/34+ ....................              14         14,172
Residential Asset Mortgage
    Products, Inc.
   Series 2004-SP1, Class Al1
   4.71%, 6/25/13+ ....................               3          3,420
   Series 2004-RS12, Class Al1
   4.67%, 5/25/24+ ....................              36         36,456
   Series 2005-RS1, Class Al1
   4.64%, 1/25/35+ ....................              54         53,600
Residential Asset Securities Corp.
   Series 2002-KS7, Class A2
   4.90%, 11/25/32+ ...................              29         28,994
   Series 2004-KS7, Class Al1
   4.68%, 10/25/21+ ...................               9          9,220
   Series 2003-KS3, Class A2
   4.83%, 5/25/33+ ....................              19         19,305
Residential Funding Mortgage
    Securities, Inc.
   Series 2004-HS2, Class Al1
   4.53%, 12/25/18 ....................               0            288
Structured Asset Investment
    Loan Trust
   Series 2005-1, Class A3
   4.50%, 2/25/14+ ....................              10         10,368

--------------------------------------------------------------------------------
Separate Account No. 10 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Concluded)
--------------------------------------------------------------------------------
                                                 Principal
                                                  Amount
Company                                            (000)        U.S.$ Value
--------------------------------------------------------------------------------
   Series 2004-5, Class A2
   4.71%, 5/25/34+ .......................      $       23      $    22,566
                                                                -----------
Total Asset Backed Securities ............                          988,881
                                                                -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Home Equity Mortgage Trust
   Series 2005-4
   4.74%, 1/25/36 ........................              60           59,259
Credit-Based Asset Servicing and
    Securities, Inc.
   Series 2003-CB1, Class AF
   3.45%, 1/25/33 ........................              71           69,883
Merrill Lynch Mortgage
    Investors, Inc.
   Series 2005-Class A8
   5.25%, 8/25/36 ........................              93           92,713
Residential Funding Mortgage
    Securities, Inc.
   Series 2005-HI2, Class A3
   4.46%, 5/25/35 ........................              55           53,951
Washington Mutual
   Series 2005-AR2, Class 2a22
   4.75%, 1/25/45+ .......................              70           69,914
                                                                -----------
Total Collateralized Mortgage
    Obligations ..........................                          345,720
                                                                -----------
SOVEREIGN DEBT OBLIGATIONS - 0.5%
Mexico - 0.5%
United Mexican States
   4.63%, 10/08/08 .......................             160          158,000
   7.50%, 1/14/12 ........................             140          156,100
                                                                -----------
Total Sovereign Debt Obligations .........                          314,100
                                                                -----------
Total Long-Term Debt
    Debt Securities
    (Amortized Cost $22,408,793)..........                       22,355,731
                                                                -----------
SHORT-TERM DEBT SECURITIES - 8.1%
U.S. Government &
    Government Sponsored
    Agency Obligations - 6.1%
Federal National Mortgage
    Association
   4.18%, 2/10/06 ........................           1,500        1,487,808
Federal Home Loan Bank
   4.02%, 1/11/06 ........................           1,420        1,410,803
Federal Home Loan Mortgage
    Corporation
   4.24%, 3/03/06 ........................             765          758,693
                                                                -----------
                                                                  3,657,304
                                                                -----------
Time Deposits - 2.0%
JPMorgan Nassau
   3.72%, 1/03/2006 ......................           1,165        1,164,793
                                                                -----------
Total Short-Term Debt Securities
   (Amortized Cost $4,822,097)............                        4,822,097
                                                                -----------
Total Investments - 108.1%
    (Cost/Amortized Cost
    $56,987,153)..........................                       64,459,585
Other Assets Less
    Liabilities - (8.1)% .................                       (4,809,505)
                                                                -----------
Net Assets - 100.0% ......................                      $59,650,080
                                                                ===========

+  Variable rate coupon, rate shown as of December 31, 2005.

(a) Non-income producing security.
    Glossary:
    ADR - American Depository Receipt
    TBA - To Be Announced
    TIPS - Treasury Inflation Protected Security
    The accompanying notes are an intergral part of these finanancial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2005
----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $543,325,267)...........................  $727,707,317
 Short-term debt securities -- at value (amortized cost: $15,064,398).....    15,064,398
Interest and dividends receivable ........................................       246,170
----------------------------------------------------------------------------------------
Total assets .............................................................   743,017,885
----------------------------------------------------------------------------------------
Liabilities:
Due to AXA Equitable's General Account ...................................     1,050,401
Due to custodian .........................................................     4,676,054
Accrued expenses .........................................................       646,613
----------------------------------------------------------------------------------------
Total liabilities ........................................................     6,373,068
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $736,644,817
========================================================================================
Amount retained by AXA Equitable in Separate Account No. 4 ...............  $  3,382,850
Net assets attributable to contract owners ...............................   690,032,245
Net assets allocated to contracts in payout period .......................    43,229,722
----------------------------------------------------------------------------------------
Net Assets ...............................................................  $736,644,817
========================================================================================


                                                     Units Outstanding    Unit Values
                                                      ------------------- --------------
Institutional ......................................       44,384           $ 8,269.13
RIA ................................................       20,696               780.43
Momentum Strategy ..................................        5,210               101.21
MRP ................................................      140,987               317.72
ADA ................................................      759,106               386.86
EPP ................................................       17,614               803.45

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2005
--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $51,069)....................  $  3,052,019
Interest ...............................................................       212,617
--------------------------------------------------------------------------------------
Total investment income ................................................     3,264,636
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................    (1,358,503)
Operating and expense charges ..........................................    (2,446,134)
--------------------------------------------------------------------------------------
Total expenses .........................................................    (3,804,637)
--------------------------------------------------------------------------------------
Net investment loss ....................................................      (540,001)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    74,925,731
Change in unrealized appreciation /depreciation of investments .........     6,608,967
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................    81,534,698
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................  $ 80,994,697
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended December 31,
                                                                                        2005              2004
-----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ..........................................................  $     (540,001)   $     (571,014)
Net realized gain on investments and foreign currency transactions ...........      74,925,731        68,479,781
Change in unrealized appreciation/depreciation of investments ................       6,608,967        33,687,073
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations ........................      80,994,697       101,595,840
-----------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions ................................................................      76,456,922        92,820,015
Withdrawals ..................................................................    (151,318,308)     (150,234,175)
Asset management fees ........................................................      (1,067,272)       (1,128,020)
Administrative fees ..........................................................        (345,104)         (419,710)
-----------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....     (76,273,762)      (58,961,890)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to AXA Equitable's transactions ......           6,187            12,083
-----------------------------------------------------------------------------------------------------------------
Increase in Net Assets .......................................................       4,727,121        42,646,033
Net Assets -- Beginning of Year ..............................................     731,917,696       689,271,663
-----------------------------------------------------------------------------------------------------------------
Net Assets -- End of Year ....................................................  $  736,644,817    $  731,917,696
=================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005
--------------------------------------------------------------------------------
Company                                             Shares         U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
Technology - 33.3%
Communication Equipment - 7.5%
Corning, Inc. (a) ..........................        214,100      $ 4,209,206
Juniper Networks, Inc. (a) .................      1,022,700       22,806,210
QUALCOMM, Inc. .............................        649,300       27,971,844
                                                                 -----------
                                                                  54,987,260
                                                                 -----------
Computer Hardware/Storage - 5.2%
Apple Computer, Inc. (a) ...................        378,000       27,174,420
EMC Corp. (a) ..............................        808,100       11,006,322
                                                                 -----------
                                                                  38,180,742
                                                                 -----------
Computer Services - 1.0%
Infosys Technologies Ltd. (ADR) ............         95,565        7,727,386
                                                                 -----------
Internet Media - 8.3%
Google, Inc. Cl. A (a) .....................         82,500       34,225,950
Yahoo! Inc. (a) ............................        681,700       26,709,006
                                                                 -----------
                                                                  60,934,956
                                                                 -----------
Miscellaneous - 2.2%
Amphenol Corp. Cl. A .......................        367,600       16,269,976
                                                                 -----------
Semi-Conductor Components - 6.5%
Advanced Micro Devices, Inc. (a) ...........        468,900       14,348,340
Broadcom Corp. Cl. A (a) ...................        428,500       20,203,775
Marvell Technology Group Ltd. (a) ..........        250,400       14,044,936
                                                                 -----------
                                                                  48,597,051
                                                                 -----------
Software - 2.6%
Autodesk, Inc. (a) .........................         85,700        3,680,815
Business Objects SA (ADR) (a) ..............        122,000        4,930,020
NAVTEQ Corp. (a) ...........................        107,100        4,698,477
SAP AG (ADR) ...............................        126,500        5,701,355
                                                                 -----------
                                                                  19,010,667
                                                                 -----------
                                                                 245,708,038
                                                                 -----------
Finance - 18.4%
Banking - Money Center - 1.1%
JPMorgan Chase & Co. .......................        200,000        7,938,000
                                                                 -----------
Brokerage & Money Management - 9.9%
The Charles Schwab Corp. ...................        492,100        7,219,107
Goldman Sachs Group, Inc. ..................        173,700       22,183,227
Legg Mason, Inc. ...........................        295,800       35,404,302
Merrill Lynch & Co. Inc. ...................        115,800        7,843,134
                                                                 -----------
                                                                  72,649,770
                                                                 -----------
Insurance - 3.5%
American International Group, Inc. .........        377,100       25,729,533
                                                                 -----------
Miscellaneous - 3.9%
Citigroup, Inc. ............................        483,600       23,469,108
State Street Corp. .........................         97,500        5,405,400
                                                                 -----------
                                                                  28,874,508
                                                                 -----------
                                                                 135,191,811
                                                                 -----------
Health Care - 17.6%
Biotechnology - 4.4%
Affymetrix, Inc. (a) .......................        111,300        5,314,575
Genentech, Inc. (a) ........................        196,000       18,130,000
Gilead Sciences, Inc. (a) ..................        174,400        9,178,672
                                                                 -----------
                                                                  32,623,247
                                                                 -----------
Drugs - 1.6%
Teva Pharmaceutical Industries Ltd.
    (ADR) ..................................        266,200       11,449,262
                                                                 -----------
Medical Products - 4.6%
Alcon, Inc. ................................         78,200       10,134,720
St. Jude Medical, Inc. (a) .................        367,800       18,463,560
Zimmer Holdings, Inc. (a) ..................         81,100        5,469,384
                                                                 -----------
                                                                  34,067,664
                                                                 -----------
Medical Services - 7.0%
Caremark Rx, Inc. (a) ......................        214,600       11,114,134
UnitedHealth Group, Inc. ...................        147,400        9,159,436
WellPoint, Inc. (a) ........................        388,800       31,022,352
                                                                 -----------
                                                                  51,295,922
                                                                 -----------
                                                                 129,436,095
                                                                 -----------
Consumer Services - 12.6%
Advertising - 0.8%
Getty Images, Inc. (a) .....................         66,800        5,963,236
                                                                 -----------
Apparel - 1.3%
Coach, Inc. (a) ............................        177,000        5,901,180
Urban Outfitters, Inc. (a) .................        143,700        3,637,047
                                                                 -----------
                                                                   9,538,227
                                                                 -----------
Broadcasting & Cable - 0.5%
XM Satellite Radio Holdings Inc. Cl.
    A (a) ..................................        126,600        3,453,648
                                                                 -----------
Miscellaneous - 2.4%
Corporate Executive Board Co. ..............         50,700        4,547,790
Iron Mountain, Inc. (a) ....................        176,700        7,460,274
Strayer Education, Inc. ....................         61,400        5,753,180
                                                                 -----------
                                                                  17,761,244
                                                                 -----------
Retail - General Merchandise - 7.6%
eBay, Inc. (a) .............................        549,700       23,774,525
Home Depot, Inc. ...........................        181,000        7,326,880
Lowe's Cos, Inc. ...........................        327,800       21,851,148
Williams-Sonoma, Inc. (a) ..................         68,400        2,951,460
                                                                 -----------
                                                                  55,904,013
                                                                 -----------
                                                                  92,620,368
                                                                 -----------
Consumer Manufacturing - 8.1%
Building & Related - 7.9%
Centex Corp. ...............................        224,400       16,042,356
DR Horton, Inc. ............................        195,066        6,969,708
Lennar Corp. Cl. A .........................        229,500       14,004,090

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Concluded)
--------------------------------------------------------------------------------
Company                                       Shares      U.S. $ Value
--------------------------------------------------------------------------------
NVR, Inc. (a) ........................        20,200       $14,180,400
Pulte Homes, Inc. ....................       168,700         6,640,032
                                                           -----------
                                                            57,836,586
                                                           -----------
Textile Products - 0.2%
Building Material Holding Corp. ......        19,000         1,295,990
                                                           -----------
                                                            59,132,576
                                                           -----------
Capital Goods - 2.6%
Machinery - 0.7%
Actuant Corp. Cl. A ..................        88,800         4,955,040
                                                           -----------
Miscellaneous - 1.9%
General Electric Co. .................       212,600         7,451,630
United Technologies Corp. ............       123,400         6,899,294
                                                           -----------
                                                            14,350,924
                                                           -----------
                                                            19,305,964
                                                           -----------
Energy - 2.6%
Oil Service - 2.6%
Schlumberger Ltd. ....................       196,800        19,119,120
                                                           -----------
Aerospace & Defense - 1.3%
Aerospace - 0.5%
Boeing Co. ...........................        53,800         3,778,912
                                                           -----------
Defense Electronics - 0.8%
L-3 Communications Holdings, Inc......        83,000         6,171,050
                                                           -----------
                                                             9,949,962
                                                           -----------
Multi-Industry Companies - 1.1%
Danaher Corp. ........................       139,300         7,770,154
                                                           -----------
Consumer Staples - 0.7%
Household Products - 0.2%
Procter & Gamble Co. .................        25,700         1,487,516
                                                           -----------
Retail - Food & Drug - 0.5%
Whole Foods Market, Inc. .............        51,200         3,962,368
                                                           -----------
                                                             5,449,884
                                                           -----------
Basic Industry - 0.5%
Chemicals - 0.5%
Hexcel Corp. (a) .....................       222,900         4,023,345
                                                           -----------
Total Common Stocks - 98.8%
    (Cost $543,325,267)...............                     727,707,317
                                                           -----------


----------------------------------------------------------------------
                                           Principal
                                            Amount
                                             (000)
----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES - 2.0%
Time Deposits - 2.0%
JPMorgan Nassau
    3.72%, 1/03/2006 .................... $15,064       15,064,398
                                                      ------------
Total Short-Term Debt Securities
    (Amortized Cost $15,064,398).........               15,064,398
                                                      ------------
Total Investments -100.8%
    (Cost/Amortized Cost
    $558,389,665)........................              742,771,715
Other Assets Less
    Liabilities - (0.8%) ................               (6,126,898)
                                                      ------------
Net Assets - 100.0% .....................             $736,644,817
                                                      ============

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2005
------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $105,761,047).......................  $111,641,765
Cash .................................................................        89,824
Receivable for investment securities sold ............................       599,775
Dividends receivable .................................................         6,969
------------------------------------------------------------------------------------
Total assets .........................................................   112,338,333
------------------------------------------------------------------------------------
Liabilities:
Payable for investment securities purchased ..........................       475,167
Due to AXA Equitable Life's General Account ..........................       390,815
Accrued expenses .....................................................        97,446
------------------------------------------------------------------------------------
Total liabilities ....................................................       963,428
------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation .........  $111,374,905
====================================================================================


                                                  Units Outstanding    Unit Values
                                                 ------------------- ---------------
Institutional .............                             2,924          $ 27,618.80
RIA .......................                            27,365               260.60
Momentum Strategy .........                             9,720                95.47
MRP .......................                           405,866                55.68
EPP .......................                                --               260.60

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2005
--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends ..............................................................  $    118,059
Interest ...............................................................         3,794
--------------------------------------------------------------------------------------
Total investment income ................................................       121,853
--------------------------------------------------------------------------------------
Expenses (Note 5):
Investment management fees .............................................      (169,321)
Operating and expense charges ..........................................      (332,747)
--------------------------------------------------------------------------------------
Total expenses .........................................................      (502,068)
--------------------------------------------------------------------------------------
Net investment loss ....................................................      (380,215)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    16,614,068
Change in unrealized appreciation /depreciation of investments .........    (9,259,982)
--------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ........................     7,354,086
--------------------------------------------------------------------------------------
Net Increase in Net Assets Attributable to Operations ..................  $  6,973,871
======================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


------------------------------------------------------------------------------------------------------------------------
                                                                                             Year Ended December 31,
                                                                                                2005             2004
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ...................................................................  $    (380,215)   $    (348,032)
Net realized gain on investments and foreign currency transactions ....................     16,614,068       28,292,406
Change in unrealized appreciation/depreciation of investments .........................     (9,259,982)      (7,908,599)
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .................................      6,973,871       20,035,775
------------------------------------------------------------------------------------------------------------------------
From Contributions and Withdrawals:
Contributions .........................................................................     26,183,587       32,226,073
Withdrawals ...........................................................................    (43,124,714)     (39,756,059)
Asset management fees .................................................................       (212,299)        (231,150)
Administrative fees ...................................................................        (84,867)        (105,982)
------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..............    (17,238,293)      (7,867,118)
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .....................................................    (10,264,422)      12,168,657
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- Beginning of Year .....    121,639,327      109,470,670
------------------------------------------------------------------------------------------------------------------------
Net Assets Attributable to Contractowners or in Accumulation -- End of Year ...........  $ 111,374,905    $ 121,639,327
========================================================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005
------------------------------------------------------------------------------
Company                                           Shares     U.S. $ Value
------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
Technology - 45.6%
Communication Equipment - 6.9%
JDS Uniphase Corp. (a) ...................      1,368,686      $3,230,099
Juniper Networks, Inc. (a) ...............        202,218       4,509,461
                                                               ----------
                                                                7,739,560
                                                               ----------
Communication Services - 4.0%
Level 3 Communications, Inc. (a) .........      1,542,727       4,427,626
                                                               ----------
Computer Peripherals - 2.3%
Network Appliance, Inc. (a) ..............         94,669       2,556,063
                                                               ----------
Internet Infrastructure - 2.1%
VeriSign, Inc. (a) .......................        106,029       2,324,156
                                                               ----------
Internet Media - 3.2%
Equinix, Inc. (a) ........................         30,734       1,252,718
RealNetworks, Inc. (a) ...................        305,567       2,371,200
                                                               ----------
                                                                3,623,918
                                                               ----------
Miscellaneous - 3.6%
Harman International
    Industries, Inc. .....................         19,422       1,900,443
Trimble Navigation Ltd. (a) ..............         60,318       2,140,686
                                                               ----------
                                                                4,041,129
                                                               ----------
Semiconductor Capital Equipment - 6.5%
Formfactor, Inc. (a) .....................         44,466       1,086,305
KLA-Tencor Corp. .........................         90,931       4,485,626
Lam Research Corp. (a) ...................         46,109       1,645,169
                                                               ----------
                                                                7,217,100
                                                               ----------
Semiconductor Components - 10.4%
Advanced Micro Devices, Inc. (a) .........         51,575       1,578,195
Broadcom Corp. Cl. A (a) .................         47,338       2,231,987
PMC - Sierra, Inc. (a) ...................        325,015       2,505,865
Silicon Laboratories, Inc. (a) ...........        123,180       4,515,779
Spansion Inc. Cl. A (a) ..................         57,100         794,832
                                                               ----------
                                                               11,626,658
                                                               ----------
Software - 6.6%
Autodesk, Inc. (a) .......................         37,941       1,629,566
Citrix Systems, Inc. (a) .................         38,746       1,115,110
McAfee, Inc. (a) .........................         41,944       1,137,941
NAVTEQ Corp. (a) .........................         79,480       3,486,787
                                                               ----------
                                                                7,369,404
                                                               ----------
                                                               50,925,614
                                                               ----------
Consumer Services - 27.1%
Advertising - 1.6%
Audible, Inc. (a) ........................        136,369       1,750,978
                                                               ----------
Broadcasting & Cable - 3.4%
XM Satellite Radio Holdings Inc.
    Cl. A (a) ............................        137,745       3,757,684
                                                               ----------
Cellular Communications - 2.2%
Neustar Inc.Cl. A (a) ....................         78,795       2,402,459
                                                               ----------
Entertainment & Leisure - 2.7%
Wynn Resorts Ltd. (a) ....................         55,887       3,065,402
                                                               ----------
Miscellaneous - 9.3%
Apollo Group, Inc. Cl. A (a) .............         51,512       3,114,416
CNET Networks, Inc. (a) ..................        189,343       2,781,449
Homestore, Inc. (a) ......................        479,571       2,445,812
Shanda Interactive Entertainment
    Ltd. (ADR) (a) .......................        133,006       2,027,011
                                                               ----------
                                                               10,368,688
                                                               ----------
Retail - General Merchandise - 7.9%
Amazon.Com, Inc. (a) .....................         64,922       3,061,072
Bed Bath & Beyond, Inc. (a) ..............         65,909       2,382,610
Tiffany & Co. ............................         41,000       1,569,890
Williams-Sonoma, Inc. (a) ................         44,153       1,905,202
                                                               ----------
                                                                8,918,774
                                                               ----------
                                                               30,263,985
                                                               ----------
Health Care - 17.9%
Biotechnology - 10.9%
Affymetrix, Inc. (a) .....................         74,452       3,555,083
Applera Corp. - Applied Biosystems
    Group ................................         84,429       2,242,434
Applera Corp. - Celera Genomics
    Group (a) ............................        222,176       2,435,049
Compugen Ltd. (a) ........................        257,860       1,098,484
deCODE genetics, Inc. (a) ................        143,700       1,186,962
Myriad Genetics (a) ......................         49,760       1,035,008
Vertex Pharmaceuticals, Inc. (a) .........         23,100         639,177
                                                               ----------
                                                               12,192,197
                                                               ----------
Medical Products - 4.7%
Cerus Corp. (a) ..........................        240,565       2,441,734
Given Imaging Ltd. (a) ...................        104,750       2,733,661
                                                               ----------
                                                                5,175,395
                                                               ----------
Medical Services - 2.3%
Cepheid, Inc. (a) ........................        287,241       2,521,976
                                                               ----------
                                                               19,889,568
                                                               ----------
Finance - 7.1%
Brokerage & Money Management - 3.0%
Ameritrade Holding Corp. (a) .............         49,580       1,189,920
International Securities Exchange
    Inc. Cl. A (a) .......................         78,431       2,158,421
                                                               ----------
                                                                3,348,341
                                                               ----------

--------------------------------------------------------------------------------
Separate Account No. 3 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Concluded)
-------------------------------------------------------------------------------
Company                                            Shares         U.S. $ Value
-------------------------------------------------------------------------------
Miscellaneous - 4.1%
Chicago Mercantile Exchange
    Holdings Inc. .........................         5,300       $  1,947,697
The Nasdaq Stock Market, Inc. (a) .........        72,903          2,564,728
                                                                ------------
                                                                   4,512,425
                                                                ------------
                                                                   7,860,766
                                                                ------------
Energy - 1.6%
Miscellaneous - 1.6%
Energy Conversion Devices (a) .............        17,094            696,581
Plug Power, Inc. (a) ......................       204,809          1,050,670
                                                                ------------
                                                                   1,747,251
                                                                ------------
Transportation - 0.9%
Air Freight - 0.9%
UTI Worldwide, Inc. .......................        10,282       $    954,581
                                                                ------------
Total Common Stocks - 100.2%
    (Cost $105,761,047)....................                      111,641,765
Other Assets Less
    Liabilities - (0.2)% ..................                         (266,860)
                                                                ------------
Net Assets - 100.0% .......................                     $111,374,905
                                                                ============

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                                                            EQ/Alliance
                                                                                            EQ/Alliance     Intermediate
                                                       AXA Premier VIP   AXA Premier VIP       Growth        Government
                                                          High Yield        Technology       and Income      Securities
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................    $ 1,099,351       $ 2,109,549      $ 4,662,793     $ 2,743,285
Receivable for Trust shares sold ....................            795                --           35,924              --
Receivable for policy-related transactions ..........             --            42,003               --              --
-------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................      1,100,146         2,151,552        4,698,717       2,743,285
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................             --            15,445               --           7,259
Payable for policy-related transactions .............            925                --           36,526          18,950
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................            925            15,445           36,526          26,209
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................    $ 1,099,221       $ 2,136,107      $ 4,662,191     $ 2,717,076
=========================================================================================================================
Accumulation Units ..................................      1,099,221         2,136,107        4,662,191       2,717,076
Retained by Equitable Life in Separate Account
 No. 66 .............................................             --                --               --              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................      1,099,221         2,136,107        4,662,191       2,717,076
=========================================================================================================================
Investment in shares of the Trust - at cost .........      1,126,823         1,792,753        4,010,503       2,830,619
Trust shares held
 Class A ............................................        201,028                --          249,790          47,266
 Class B ............................................             --           206,189               --         234,969
Units outstanding (000's):
 MRP ................................................             --               147               --             222
 RIA ................................................              6                 3               13               3
Unit value:
 MRP ................................................             --       $     11.94               --     $     10.23
 RIA ................................................    $    195.48       $    121.82      $    355.66     $    182.87

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Continued)
December 31, 2005
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                                                          EQ/Alliance
                                                        EQ/Alliance       EQ/Alliance      EQ/Alliance     Small Cap
                                                       International   Large Cap Growth   Quality Bond       Growth
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................$19,789,335          $ 417,441       $ 1,063,381     $ 1,063,201
Receivable for Trust shares sold ....................    243,320             26,483               887             744
Receivable for policy-related transactions ..........         --                 --                --              --
-------------------------------------------------------------------------------------------------------------------------
   Total assets ..................................... 20,032,655            443,924         1,064,268       1,063,945
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................         --                 --                --              --
Payable for policy-related transactions .............    255,164             26,483             1,021             886
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................    255,164             26,483             1,021             886
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................$19,777,491          $ 417,441       $ 1,063,247     $ 1,063,059
=========================================================================================================================
Accumulation Units .................................. 19,777,491            417,441         1,063,247       1,063,059
Retained by Equitable Life in Separate Account
 No. 66 .............................................         --                 --                --              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets .................................... 19,777,491            417,441         1,063,247       1,063,059
=========================================================================================================================
Investment in shares of the Trust - at cost ......... 13,691,156            313,746         1,092,930         785,573
Trust shares held
 Class A ............................................  1,558,530                 --           106,163          65,301
 Class B ............................................         --             54,040                --              --
Units outstanding (000's):
 MRP ................................................        871                 --                --              --
 RIA ................................................         18                  6                 5               6
Unit value:
 MRP ................................................ $    19.36                 --                --              --
 RIA ................................................ $   167.42          $   74.54       $    204.72     $    174.22

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Continued)
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                       EQ/Bernstein     EQ/Calvert                       EQ/Capital
                                                        Diversified      Socially        EQ/Capital       Guardian
                                                           Value       Responsible    Guardian Growth   International
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................  $ 8,933,168     $ 1,245,546       $ 39,827       $ 2,033,137
Receivable for Trust shares sold ....................       24,118          23,485             41                --
Receivable for policy-related transactions ..........           --              --             --            21,058
-------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................    8,957,286       1,269,031         39,868         2,054,195
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................           --              --             --            15,223
Payable for policy-related transactions .............       33,125          36,485             40                --
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................       33,125          36,485             40            15,223
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................  $ 8,924,161     $ 1,232,546       $ 39,828       $ 2,038,972
=========================================================================================================================
Accumulation Units ..................................    8,924,161       1,232,546         39,828         2,038,972
Retained by Equitable Life in Separate Account
 No. 66 .............................................           --              --             --                --
-------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................    8,924,161       1,232,546         39,828         2,038,972
=========================================================================================================================
Investment in shares of the Trust - at cost .........    7,896,690       1,091,956         32,118         1,705,631
Trust shares held
 Class A ............................................           --              --             --                --
 Class B ............................................      616,130         151,994          3,048           162,948
Units outstanding (000's):
 MRP ................................................          636             156             --               160
 RIA ................................................            6              --              1                 1
Unit value:
 MRP ................................................  $     12.72     $      8.14             --       $     11.46
 RIA ................................................  $    130.84     $     93.56       $  75.98       $    123.42

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                         EQ/Capital      EQ/Capital
                                                          Guardian        Guardian        EQ/Equity     EQ/Evergreen
                                                          Research       US Equity        500 Index        Omega
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 6,349,362     $ 1,630,591     $ 19,287,160      $   399
Receivable for Trust shares sold ....................        16,998          27,959           69,442            1
Receivable for policy-related transactions ..........        31,303              --               --           --
-------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................     6,397,663       1,658,550       19,356,602          400
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --              --               --           --
Payable for policy-related transactions .............            --          17,639           46,445            2
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................            --          17,639           46,445            2
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................   $ 6,397,663     $ 1,640,911     $ 19,310,157      $   398
=========================================================================================================================
Accumulation Units ..................................     6,397,663       1,640,911       19,310,157          398
Retained by Equitable Life in Separate Account
 No. 66 .............................................            --              --               --           --
-------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................     6,397,663       1,640,911       19,310,157          398
=========================================================================================================================
Investment in shares of the Trust - at cost .........     4,959,576       1,540,456       17,515,417          381
Trust shares held
 Class A ............................................            --              --          204,212           --
 Class B ............................................       507,360         141,372          618,820           44
Units outstanding (000's):
 MRP ................................................           371             115            1,768           --
 RIA ................................................             3              --               15           --
Unit value:
 MRP ................................................   $     16.19     $     13.84     $       8.23           --
 RIA ................................................   $    127.38     $    123.78     $     317.06      $ 90.54

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Continued)
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                       EQ/FI           EQ/FI         EQ/Janus     EQ/JPMorgan
                                                      Mid Cap        Small/Mid      Large Cap        Value
                                                       Growth        Cap Value        Growth     Opportunities
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ...........................................   $ 496,394     $ 10,927,890     $ 106,045     $ 359,844
Receivable for Trust shares sold .................         434               --            87         1,195
Receivable for policy-related transactions .......          --           37,603            --            --
-------------------------------------------------------------------------------------------------------------------------
   Total assets ..................................     496,828       10,965,493       106,132       361,039
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ...............          --           44,226            --            --
Payable for policy-related transactions ..........         434               --            87         1,196
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities .............................         434           44,226            87         1,196
-------------------------------------------------------------------------------------------------------------------------
Net assets .......................................   $ 496,394     $ 10,921,267     $ 106,045     $ 359,843
=========================================================================================================================
Accumulation Units ...............................     496,394       10,921,267       106,045       359,843
Retained by Equitable Life in Separate Account
 No. 66 ..........................................          --               --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets .................................     496,394       10,921,267       106,045       359,843
=========================================================================================================================
Investment in shares of the Trust - at cost ......     514,785       10,047,114        81,115       321,558
Trust shares held
 Class A .........................................          --               --            --            --
 Class B .........................................      48,393          783,448        15,528        28,530
Units outstanding (000's):
 MRP .............................................          --              715            --            --
 RIA .............................................           4                4             2             3
Unit value:
 MRP .............................................          --     $      14.20            --            --
 RIA .............................................   $  125.66     $     174.39     $   68.54     $  132.10

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Continued)
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                        EQ/Lazard                  EQ/Mercury    EQ/Mercury
                                                        Small Cap    EQ/Marsico   Basic Value   International
                                                          Value         Focus        Equity         Value
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 748,834    $ 675,851     $ 460,745     $ 518,081
Receivable for Trust shares sold ....................      26,370          553         5,541        20,684
Receivable for policy-related transactions ..........          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................     775,204      676,404       466,286       538,765
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................          --           --            --            --
Payable for policy-related transactions .............      26,370          554         5,541        20,684
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................      26,370          554         5,541         5,541
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................   $ 748,834    $ 675,850     $ 460,745     $ 518,081
=========================================================================================================================
Accumulation Units ..................................     748,834      675,850       460,745       518,081
Retained by Equitable Life in Separate Account
 No. 66 .............................................          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................     748,834      675,850       460,745       518,081
=========================================================================================================================
Investment in shares of the Trust - at cost .........     766,022      606,320       465,154       439,756
Trust shares held
 Class A ............................................          --           --            --            --
 Class B ............................................      55,981       42,925        30,538        36,480
Units outstanding (000's):
 MRP ................................................          --           --            --            --
 RIA ................................................           4            4             2             4
Unit value:
 MRP ................................................          --           --            --            --
 RIA ................................................   $  197.17    $  150.75     $  187.64     $  134.82

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Continued)
December 31, 2005
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                            EQ/MFS          EQ/MFS                     EQ/Small
                                                           Emerging       Investors     EQ/Money       Company
                                                       Growth Companies     Trust        Market         Index
-------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................    $ 2,902,480      $ 97,218     $ 969,139     $ 3,168,283
Receivable for Trust shares sold ....................         36,811            93           811              --
Receivable for policy-related transactions ..........             --            --            --          38,716
-------------------------------------------------------------------------------------------------------------------------
   Total assets .....................................      2,939,291        97,311       969,950       3,206,999
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................             --            --            --           1,033
Payable for policy-related transactions .............         23,891            92           948              --
-------------------------------------------------------------------------------------------------------------------------
   Total liabilities ................................         23,891            92           948           1,033
-------------------------------------------------------------------------------------------------------------------------
Net assets ..........................................    $ 2,915,400      $ 97,219     $ 969,002     $ 3,205,966
=========================================================================================================================
Accumulation Units ..................................      2,915,400        97,219       969,002       3,205,966
Retained by Equitable Life in Separate Account
 No. 66 .............................................             --            --            --              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets ....................................      2,915,400        97,219       969,002       3,205,966
=========================================================================================================================
Investment in shares of the Trust - at cost .........      2,355,762        90,364       974,155       2,975,257
Trust shares held
 Class A ............................................             --            --       969,122              --
 Class B ............................................        203,135         9,624            --         271,302
Units outstanding (000's):
 MRP ................................................            434            --            --             237
 RIA ................................................              6             1             6              --
Unit value:
 MRP ................................................    $      5.14            --            --     $     13.84
 RIA ................................................    $    119.42      $ 100.22     $  155.57              --

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Assets and Liabilities (Concluded)
December 31, 2005
--------------------------------------------------------------------------------


-----------------------------------------------------------------------
                                                        EQ/Van Kampen
                                                       Emerging Markets
                                                            Equity
-----------------------------------------------------------------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................     $ 516,492
Receivable for Trust shares sold ....................           437
Receivable for policy-related transactions ..........            --
-----------------------------------------------------------------------
   Total assets .....................................       516,929
-----------------------------------------------------------------------
Liabilities:
Payable for Trust shares purchased ..................            --
Payable for policy-related transactions .............           438
-----------------------------------------------------------------------
   Total liabilities ................................           438
-----------------------------------------------------------------------
Net assets ..........................................     $ 516,491
=======================================================================
Accumulation Units ..................................       516,491
Retained by Equitable Life in Separate Account
 No. 66 .............................................            --
-----------------------------------------------------------------------
Total net assets ....................................       516,491
=======================================================================
Investment in shares of the Trust - at cost .........       346,879
Trust shares held
 Class A ............................................            --
 Class B ............................................        40,131
Units outstanding (000's):
 MRP ................................................            --
 RIA ................................................             2
Unit value:
 MRP ................................................            --
 RIA ................................................     $  298.30


The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                          EQ/Alliance
                                                                                            EQ/Alliance   Intermediate
                                                        AXA Premier VIP   AXA Premier VIP      Growth      Government
                                                           High Yield        Technology      and Income    Securities
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $   86,358         $      --       $  61,150     $  95,870
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................           544            18,565           2,881        25,072
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................        85,814           (18,565)         58,269        70,798
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      (122,798)           59,781         118,054       (64,665)
   Realized gain distribution from The Trust .........            --                --         145,305            --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................      (122,798)           59,781         263,359       (64,665)
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................        70,292           152,349         (24,152)      142,783
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       (52,506)          212,130         239,207        78,118
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $   33,308         $ 193,565       $ 297,476     $ 148,916
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                                          EQ/Alliance
                                                         EQ/Alliance       EQ/Alliance      EQ/Alliance    Small Cap
                                                        International   Large Cap Growth   Quality Bond     Growth
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $  327,856       $      --        $  44,257    $     --
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................       171,644              --              679         666
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................       156,212              --           43,578        (666)
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     1,406,093         (30,229)          10,089     237,961
   Realized gain distribution from The Trust .........            --              --               --          --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................     1,406,093         (30,229)          10,089     237,961
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................       990,072         124,789          (20,890)   (110,402)
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     2,396,165          94,560          (10,801)    127,559
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................    $2,552,377       $  94,560        $  32,777    $126,893
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                        EQ/Bernstein    EQ/Calvert                      EQ/Capital
                                                         Diversified     Socially       EQ/Capital       Guardian
                                                            Value      Responsible   Guardian Growth   International
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ......................... $  103,233       $      --         $   85         $ 25,874
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................     88,443          12,491             --           14,612
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................     14,790         (12,491)            85           11,262
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............  2,131,306          13,888            696           72,797
   Realized gain distribution from The Trust .........    255,750          41,636             --            2,228
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................  2,387,056          55,524            696           75,025
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments .................................... (1,948,663)         42,893          1,139          172,630
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    438,393          98,417          1,835          247,655
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations .......................................... $  453,183       $  85,926         $1,920         $258,917
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                        EQ/Capital    EQ/Capital
                                                         Guardian      Guardian    EQ/Equity 500   EQ/Evergreen
                                                         Research    U.S. Equity       Index          Omega
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $  34,460    $    9,078      $ 264,078      $     19
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................     65,563        16,683        166,005            --
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................    (31,103)       (7,605)        98,073            19
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    323,083       129,483        (50,381)        7,516
   Realized gain distribution from The Trust .........         --        86,899        345,924           376
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................    323,083       216,382        295,543         7,892
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................        (92)     (126,240)       315,903        (7,906)
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    322,991        90,142        611,446           (15)
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................  $ 291,888    $   82,537      $ 709,519      $      5
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                         EQ/FI       EQ/Janus    EQ/JPMorgan
                                                           EQ/FI       Small/Mid    Large Cap       Value
                                                          Mid Cap      Cap Value      Growth    Opportunities
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $   50,185    $  471,669    $      3      $ 5,556
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          --        95,693          --           --
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      50,185       375,976           3        5,556
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     101,584       189,100      17,367         (449)
   Realized gain distribution from The Trust .........      41,800       658,892          --           --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................     143,384       847,992      17,367         (449)
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (153,775)     (252,126)     (3,833)       8,306
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     (10,391)      595,866      13,534        7,857
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................  $   39,794    $  971,842    $ 13,537      $13,413
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                         EQ/Lazard                  EQ/Mercury    EQ/Mercury
                                                         Small Cap    EQ/Marsico   Basic Value   International
                                                           Value         Focus        Equity         Value
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................  $   35,459      $    --    $    8,978       $ 8,595
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................          --           --            --            --
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................      35,459           --         8,978         8,595
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............      85,887       54,782       197,393        39,933
   Realized gain distribution from The Trust .........      39,283       16,691        20,755            --
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................     125,170       71,473       218,148        39,933
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (117,326)       1,198      (229,283)        7,161
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       7,844       72,671       (11,134)       47,094
----------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................  $   43,303      $72,671    $   (2,157)      $55,689
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Continued)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                          EQ/MFS
                                                         Emerging     EQ/MFS
                                                          Growth    Investors   EQ/Money     EQ/Small
                                                        Companies     Trust      Market      Company
----------------------------------------------------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts ......................... $     --     $    476    $ 42,228   $   34,376
----------------------------------------------------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................   22,193           --         726       33,924
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) .........................  (22,193)         476      41,502          452
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............  176,117       (2,217)     (2,714)     260,402
   Realized gain distribution from The Trust .........       --           --          --      141,582
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) ............................  176,117       (2,217)     (2,714)     401,984
----------------------------------------------------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................   59,588        9,001       1,205     (301,838)
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................  235,705        6,784      (1,509)     100,145
----------------------------------------------------------------------------------------------------------------------
 Net increase (Decrease) In Net Assets From
 Operations .......................................... $213,512     $  7,260    $ 39,993   $  100,598
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Operations (Concluded)
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------
                                                         EQ/Van Kampen
                                                        Emerging Markets
                                                             Equity
------------------------------------------------------------------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................      $  2,339
------------------------------------------------------------------------
 Expenses:
   Asset-based charges ...............................            --
------------------------------------------------------------------------
Net Investment Income (Loss) .........................         2,339
------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............        65,139
   Realized gain distribution from The Trust .........        16,416
------------------------------------------------------------------------
 Net realized gain (loss) ............................        81,555
------------------------------------------------------------------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................        55,663
------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................       137,218
------------------------------------------------------------------------
Net increase (Decrease) In Net Assets From
 Operations ..........................................      $139,557
========================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets
For the Years Ended December 31,
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                                         AXA Premier
                                                           AXA Premier VIP                   VIP
                                                             High Yield                Technology (a)
------------------------------------------------------------------------------------------------------------
                                                          2005          2004          2005          2004
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $   85,814    $   68,471    $  (18,565)   $    9,209
 Net realized gain (loss) on investments ...........    (122,798)     (154,397)       59,781         3,604
 Change in unrealized appreciation
   (depreciation) of investments ...................      70,292       177,934       152,349       164,446
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      33,308        92,008       193,565       177,259
------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      54,147        99,905       630,168       310,839
   Transfers between funds and guaranteed
    interest account, net ..........................       9,328      (147,745)      (49,799)    1,465,219
   Transfers for contract benefits and
    terminations ...................................     (81,128)     (132,455)     (307,845)     (267,346)
   Contract maintenance charges ....................      (9,942)      (10,352)       (4,074)       (2,733)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (27,595)     (190,647)      268,450     1,505,979
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (4,119)           --        (1,345)       (7,801)
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       1,594       (98,639)      460,670     1,675,437
Net Assets--Beginning of Period ....................   1,097,627     1,196,266     1,675,437            --
------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,099,221    $1,097,627    $2,136,107    $1,675,437
============================================================================================================


------------------------------------------------------------------------------------
                                                               EQ/Alliance
                                                                 Growth
                                                               and Income
------------------------------------------------------------------------------------
                                                           2005            2004
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      58,269   $      97,634
 Net realized gain (loss) on investments ...........        263,359         (56,747)
 Change in unrealized appreciation
   (depreciation) of investments ...................        (24,152)        783,250
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        297,476         824,137
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        524,989         656,823
   Transfers between funds and guaranteed
    interest account, net ..........................        116,034         (19,199)
   Transfers for contract benefits and
    terminations ...................................     (2,451,592)     (2,471,008)
   Contract maintenance charges ....................        (55,708)        (60,235)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (1,866,277)     (1,893,619)
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........        (16,612)             --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (1,585,413)     (1,069,482)
Net Assets--Beginning of Period ....................      6,247,604       7,317,086
------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   4,662,191   $   6,247,604
====================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                                               EQ/Alliance
                                                              Intermediate
                                                               Government
                                                               Securities
------------------------------------------------------------------------------------
                                                           2005            2004
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   70,798          340,741
 Net realized gain (loss) on investments ...........    (64,665)          14,458
 Change in unrealized appreciation
   (depreciation) of investments ...................    142,783         (137,775)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................    148,916          217,424
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........  1,253,878        1,899,305
   Transfers between funds and guaranteed
    interest account, net ..........................   (338,467)      (1,300,024)
   Transfers for contract benefits and
    terminations ................................... (9,959,936)      (2,068,036)
   Contract maintenance charges ....................    (17,851)         (35,038)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ....................... (9,062,376)      (1,503,793)
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........     (3,139)              --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................. (8,916,599)      (1,286,369)
Net Assets--Beginning of Period .................... 11,633,675       12,920,044
------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $2,717,076      $11,633,675
====================================================================================


---------------------------------------------------------------------------------------------------------------
                                                               EQ/Alliance                   EQ/Alliance
                                                              International               Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                           2005            2004           2005          2004
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   156,212     $   223,157      $        --  $      --
 Net realized gain (loss) on investments ...........   1,406,093         946,235          (30,229)  (256,970)
 Change in unrealized appreciation
   (depreciation) of investments ...................     990,072       1,575,570          124,789    323,042
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................   2,552,377       2,744,962           94,560     66,072
---------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   3,480,506       2,799,153           23,512     83,376
   Transfers between funds and guaranteed
    interest account, net ..........................    (123,175)       (170,025)          (2,314)   (70,490)
   Transfers for contract benefits and
    terminations ...................................  (4,159,876)     (3,640,863)        (587,333)  (223,512)
   Contract maintenance charges ....................     (33,653)        (37,483)          (7,753)   (10,542)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (836,198)     (1,049,218)        (573,888)  (221,168)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (6,607)             --           (2,214)        --
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   1,709,572       1,695,744         (481,542)  (155,096)
Net Assets--Beginning of Period ....................  18,067,920      16,372,176          898,983  1,054,079
---------------------------------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $19,777,492     $18,067,920      $   417,441  $ 898,983
===============================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                                                           EQ/Alliance
                                                              EQ/Alliance                   Small Cap
                                                             Quality Bond                    Growth
---------------------------------------------------------------------------------------------------------------
                                                          2005           2004           2005          2004
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................   $   43,578     $   67,791    $     (666)   $     (789)
 Net realized gain (loss) on investments ...........       10,089         69,758       237,961         6,383
 Change in unrealized appreciation
   (depreciation) of investments ...................      (20,890)       (63,614)     (110,402)      214,560
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       32,777         73,935       126,893       220,154
---------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      139,843        196,582       157,892       124,468
   Transfers between funds and guaranteed
    interest account, net ..........................     (129,654)      (367,688)      (80,030)       81,627
   Transfers for contract benefits and
    terminations ...................................     (651,427)      (669,588)     (606,411)     (842,392)
   Contract maintenance charges ....................      (11,385)       (16,007)      (12,097)      (14,689)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (652,623)      (856,701)     (540,646)     (650,986)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       (2,843)            --        (3,480)           --
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (622,689)      (782,766)     (417,233)     (430,832)
Net Assets--Beginning of Period ....................    1,685,936      2,468,702     1,480,292     1,911,124
---------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................   $1,063,247     $1,685,936    $1,063,059    $1,480,292
===============================================================================================================


-------------------------------------------------------------------------------------
                                                               EQ/Bernstein
                                                               Diversified
                                                                  Value
-------------------------------------------------------------------------------------
                                                           2005             2004
-------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    14,790      $   180,303
 Net realized gain (loss) on investments ...........   2,387,056          256,634
 Change in unrealized appreciation
   (depreciation) of investments ...................  (1,948,663)       1,730,476
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     453,183        2,167,413
-------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   1,827,146        2,832,800
   Transfers between funds and guaranteed
    interest account, net ..........................     (63,718)        (234,767)
   Transfers for contract benefits and
    terminations ................................... (12,752,144)      (1,132,707)
   Contract maintenance charges ....................     (24,068)         (36,004)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions ....................... (11,012,784)       1,429,322
-------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (3,588)              --
-------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets .................. (10,563,189)       3,596,735
Net Assets--Beginning of Period ....................  19,487,350       15,890,615
-------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $ 8,924,161      $19,487,350
=====================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
                                                              EQ/Calvert
                                                               Socially
                                                              Responsible
----------------------------------------------------------------------------------
                                                          2005           2004
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (12,491)   $  (16,089)
 Net realized gain (loss) on investments ...........      55,524        (6,331)
 Change in unrealized appreciation
   (depreciation) of investments ...................      42,893        41,777
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................      85,926        19,357
----------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     355,940       364,921
   Transfers between funds and guaranteed
    interest account, net ..........................     (91,166)      (68,567)
   Transfers for contract benefits and
    terminations ...................................    (127,052)      (42,385)
   Contract maintenance charges ....................         (34)           (7)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     137,688       253,962
----------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (1,335)           --
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     222,279       273,319
Net Assets--Beginning of Period ....................   1,010,267       736,948
----------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $1,232,546    $1,010,267
==================================================================================


----------------------------------------------------------------------------------------------------------
                                                                                       EQ/Capital
                                                            EQ/Capital                  Guardian
                                                         Guardian Growth             International
----------------------------------------------------------------------------------------------------------
                                                         2005        2004          2005           2004
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     85    $      202    $   11,262    $   11,278
 Net realized gain (loss) on investments ...........       696           475        75,025        37,958
 Change in unrealized appreciation
   (depreciation) of investments ...................     1,139         1,632       172,630        63,090
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     1,920         2,309       258,917       112,326
----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     1,143           712       983,006       529,257
   Transfers between funds and guaranteed
    interest account, net ..........................        --        (8,420)      (31,441)       68,918
   Transfers for contract benefits and
    terminations ...................................      (110)       (3,272)     (287,805)     (224,200)
   Contract maintenance charges ....................      (438)         (465)       (1,685)       (1,740)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       595       (11,445)      662,075       372,235
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........    (1,891)           --        (1,695)           --
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       624        (9,136)      919,297       484,561
Net Assets--Beginning of Period ....................    39,204        48,340     1,119,675       635,114
----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 39,828    $   39,204    $2,038,972    $1,119,675
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                             EQ/Capital                   EQ/Capital
                                                              Guardian                     Guardian
                                                              Research                    U.S. Equity
--------------------------------------------------------------------------------------------------------------
                                                          2005          2004          2005           2004
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $  (31,103)   $  (12,230)    $   (7,605)    $   (4,707)
 Net realized gain (loss) on investments ...........     323,083       232,924        216,382         83,415
 Change in unrealized appreciation
   (depreciation) of investments ...................         (92)      366,911       (126,240)        40,416
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     291,888       587,605         82,537        119,124
--------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   1,056,040     1,125,499        504,017        754,025
   Transfers between funds and guaranteed
    interest account, net ..........................    (436,485)     (157,591)      (194,056)       (55,154)
   Transfers for contract benefits and
    terminations ...................................    (968,544)     (875,330)      (461,278)      (252,583)
   Contract maintenance charges ....................      (5,229)       (7,560)        (1,855)        (3,575)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (354,218)       85,018       (153,172)       442,713
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (1,953)           --         (1,718)            --
--------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (64,283)      672,623        (72,353)       561,837
Net Assets--Beginning of Period ....................   6,461,946     5,789,323      1,713,264      1,151,427
--------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $6,397,663    $6,461,946     $1,640,911     $1,713,264
==============================================================================================================


                                                              EQ/Equity 500
                                                                  Index
------------------------------------------------------------------------------------
                                                           2005            2004
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $    98,073     $   157,695
 Net realized gain (loss) on investments ...........     295,543        (310,178)
 Change in unrealized appreciation
   (depreciation) of investments ...................     315,903       1,930,971
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     709,519       1,778,488
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   4,064,829       4,689,849
   Transfers between funds and guaranteed
    interest account, net ..........................  (1,238,277)       (878,858)
   Transfers for contract benefits and
    terminations ...................................  (4,558,163)     (2,922,466)
   Contract maintenance charges ....................     (56,362)        (60,472)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................  (1,787,973)        828,053
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........     (15,138)             --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................  (1,093,592)      2,606,541
Net Assets--Beginning of Period ....................  20,403,749      17,797,208
------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $19,310,157     $20,403,749
====================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                          EQ/Evergreen                 EQ/FI
                                                              Omega                   Mid Cap
-------------------------------------------------------------------------------------------------------
                                                         2005        2004         2005         2004
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $       19   $   170    $    50,185   $  13,720
 Net realized gain (loss) on investments ...........       7,892        12        143,384      66,671
 Change in unrealized appreciation
   (depreciation) of investments ...................      (7,906)    3,890       (153,775)     11,499
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................           5     4,072         39,794      91,890
-------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       1,762     1,898         22,537      66,261
   Transfers between funds and guaranteed
    interest account, net ..........................      (9,918)       --        247,644     (76,273)
   Transfers for contract benefits and
    terminations ...................................     (51,643)       --       (463,512)    (17,304)
   Contract maintenance charges ....................        (489)     (676)        (6,407)     (5,981)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     (60,288)    1,222       (199,738)    (33,297)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (1,318)       --         (1,890)         --
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     (61,601)    5,294       (161,834)     58,593
Net Assets--Beginning of Period ....................      61,999    56,705        658,228     599,635
-------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $      398   $61,999    $   496,394   $ 658,228
=======================================================================================================


------------------------------------------------------------------------------------
                                                                  EQ/FI
                                                                Small/Mid
                                                                Cap Value
------------------------------------------------------------------------------------
                                                           2005            2004
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................... $   375,976      $      98,936
 Net realized gain (loss) on investments ...........     847,992            618,450
 Change in unrealized appreciation
   (depreciation) of investments ...................    (252,126)           290,297
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     971,842          1,007,683
------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........   3,494,069          2,098,343
   Transfers between funds and guaranteed
    interest account, net ..........................     252,636           (209,377)
   Transfers for contract benefits and
    terminations ...................................  (1,160,794)        (1,178,404)
   Contract maintenance charges ....................      (8,105)            (8,804)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................   2,577,806            701,758
------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (2,543)                --
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................   3,547,105          1,709,441
Net Assets--Beginning of Period ....................   7,374,162          5,664,721
------------------------------------------------------------------------------------
Net Assets--End of Period .......................... $10,921,267      $   7,374,162
===================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                            EQ/Janus               EQ/JPMorgan                 EQ/Lazard
                                                            Large Cap                 Value                    Small Cap
                                                             Growth               Opportunities                  Value
---------------------------------------------------------------------------------------------------------------------------------
                                                         2005        2004        2005         2004         2005          2004
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $       3   $    425    $   5,556    $   4,468   $   35,459    $   43,202
 Net realized gain (loss) on investments ...........     17,367         71         (449)       2,706      125,170        70,815
 Change in unrealized appreciation (depreciation)
   of investments ..................................     (3,833)    18,617        8,306       28,525     (117,326)        4,276
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     13,537     19,113       13,413       35,699       43,303       118,293
---------------------------------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       (147)    26,828       70,747       69,060       54,411       195,426
   Transfers between funds and guaranteed
    interest account, net ..........................         --         --          (55)      (9,436)     150,935        11,285
   Transfers for contract benefits and
    terminations ...................................    (86,396)      (284)     (79,014)     (50,910)    (333,946)     (192,955)
   Contract maintenance charges ....................     (1,686)    (1,534)      (3,739)      (3,586)      (8,668)       (7,232)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    (88,229)    25,010      (12,061)       5,128     (137,268)        6,524
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........     (1,070)        --       (1,891)          --       (2,909)           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    (75,762)    44,123         (539)      40,827      (96,874)      124,817
Net Assets--Beginning of Period ....................    181,807    137,684      360,382      319,555      845,708       720,891
---------------------------------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 106,045   $181,807    $ 359,843    $ 360,382   $  748,834    $  845,708
=================================================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                                       EQ/Mercury
                                                            EQ/Marsico                Basic Value
                                                              Focus                      Equity
----------------------------------------------------------------------------------------------------------
                                                         2005         2004         2005          2004
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      --    $     --   $   8,978       $   24,576
 Net realized gain (loss) on investments ...........     71,473      12,612     218,148           51,211
 Change in unrealized appreciation
   (depreciation) of investments ...................      1,198      24,396    (229,283)          42,934
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     72,671      37,008      (2,157)         118,721
----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     18,262      16,323      86,624          101,242
   Transfers between funds and guaranteed
    interest account, net ..........................    278,350      66,742    (173,486)         (45,290)
   Transfers for contract benefits and
    terminations ...................................    (86,229)     (6,914)   (698,829)        (140,344)
   Contract maintenance charges ....................     (6,014)     (3,589)     (8,996)         (11,744)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................    204,369      72,562    (794,687)         (96,136)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........     (2,105)         --      (2,635)              --
----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................    274,935     109,570    (799,479)          22,585
Net Assets--Beginning of Period ....................    400,915     291,345   1,260,224        1,237,639
----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $ 675,850    $400,915   $ 460,745       $1,260,224
==========================================================================================================


--------------------------------------------------------------------------------
                                                             EQ/Mercury
                                                            International
                                                                Value
--------------------------------------------------------------------------------
                                                          2005          2004
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     8,595   $     3,929
 Net realized gain (loss) on investments ...........       39,933         8,906
 Change in unrealized appreciation
   (depreciation) of investments ...................        7,161        40,242
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       55,689        53,077
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........      166,234        39,434
   Transfers between funds and guaranteed
    interest account, net ..........................      150,738       (71,278)
   Transfers for contract benefits and
    terminations ...................................     (131,717)      (92,569)
   Contract maintenance charges ....................       (4,042)       (2,276)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      181,213      (126,689)
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........       (1,954)           --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      234,948       (73,612)
Net Assets--Beginning of Period ....................      283,133       356,745
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   518,081   $   283,133
================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                EQ/MFS
                                                               Emerging
                                                                Growth
                                                               Companies
--------------------------------------------------------------------------------
                                                           2005           2004
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $     (22,193)  $  (11,968)
 Net realized gain (loss) on investments ...........        176,117     (109,128)
 Change in unrealized appreciation
   (depreciation) of investments ...................         59,588      476,026
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................        213,512      354,930
--------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........        847,611      727,208
   Transfers between funds and guaranteed
    interest account, net ..........................       (141,222)    (146,601)
   Transfers for contract benefits and
    terminations ...................................     (1,300,744)    (349,435)
   Contract maintenance charges ....................        (10,227)     (13,737)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................       (604,582)     217,435
--------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........         (1,707)          --
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................       (392,777)     572,365
Net Assets--Beginning of Period ....................      3,308,177    2,735,812
--------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   2,915,400   $3,308,177
================================================================================


-----------------------------------------------------------------------------------------------------------
                                                              EQ/MFS
                                                            Investors                   EQ/Money
                                                              Trust                      Market
-----------------------------------------------------------------------------------------------------------
                                                         2005         2004         2005           2004
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      476    $   302   $  41,502      $      16,713
 Net realized gain (loss) on investments ...........      (2,217)       (82)     (2,714)            (8,676)
 Change in unrealized appreciation
   (depreciation) of investments ...................       9,001      5,469       1,205             12,132
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................       7,260      5,689      39,993             20,169
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........       1,191      2,059      94,914            206,539
   Transfers between funds and guaranteed
    interest account, net ..........................      49,240         --     (39,366)          (246,123)
   Transfers for contract benefits and
    terminations ...................................     (13,645)        --    (721,036)        (1,022,855)
   Contract maintenance charges ....................        (932)      (591)    (13,680)           (18,587)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................      35,854      1,468    (679,168)        (1,081,026)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No. 66 .........      (1,436)        --      (2,069)                --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................      41,678      7,157    (641,244)        (1,060,857)
Net Assets--Beginning of Period ....................      55,541     48,384   1,610,246          2,671,103
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $   97,219    $55,541   $ 969,002      $   1,610,246
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

Separate Account No. 66
of AXA Equitable Life Insurance Company


Statements of Changes in Net Assets (Concluded)
For the Years Ended December 31,
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                              EQ/Small                  EQ/Van Kampen
                                                               Company                Emerging Markets
                                                                Index                      Equity
-----------------------------------------------------------------------------------------------------------
                                                          2005          2004          2005          2004
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ......................  $      452    $   40,681    $    2,339    $    2,209
 Net realized gain (loss) on investments ...........     401,984        79,455        81,555        58,913
 Change in unrealized appreciation
   (depreciation) of investments ...................    (301,838)      238,413        55,663         7,828
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations ........................................     100,598       358,549       139,557        68,950
-----------------------------------------------------------------------------------------------------------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ...........     982,369       863,812        13,269        62,281
   Transfers between funds and guaranteed
    interest account, net ..........................    (509,150)      158,206        96,365        (1,595)
   Transfers for contract benefits and
    terminations ...................................    (246,050)     (260,038)     (109,149)     (109,126)
   Contract maintenance charges ....................          --            --        (4,827)       (3,623)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 contractowners transactions .......................     227,169       761,800        (4,342)      (52,063)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in amountretained by
 Equitable Life in Separate Account No. 66 .........                        --        (3,329)           --
-----------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets ..................     327,767     1,120,349       131,886        16,887
Net Assets--Beginning of Period ....................   2,878,199     1,757,850       384,605       367,718
-----------------------------------------------------------------------------------------------------------
Net Assets--End of Period ..........................  $3,205,966    $2,878,199    $  516,491    $  384,605
===========================================================================================================

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).

The accompanying notes are an integral part of these financial statements.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements
December 31, 2005
--------------------------------------------------------------------------------

1. Organization

   Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled), and 66 (collectively, the Funds or Accounts) of AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable"), a subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of AXA Equitable. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 13, 10, 4, 3 and 66. Annuity contracts available through AXA Equitable are the Momentum Strategy, Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in Funds by group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan).

   Separate Account No. 66 consists of 29 investment options. The Account invests in shares of mutual funds of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP") (collectively "The Trusts"). The Trusts are open-end diversified management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The contractowners invest in Separate Account Nos. 13, 10, 4, 3 and 66 under the following respective names:

    Momentum Strategy
    Separate Account No. 13   The Alliance Bond Fund
    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Growth Equity Fund
    Separate Account No. 3    The Alliance Mid Cap Growth Fund

    RIA
    Separate Account No. 13   The Alliance Bond Fund
    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Common Stock Fund
    Separate Account No. 3    The Alliance Mid Cap Growth Fund

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

1. Organization (Continued)



    Separate Account No. 66:   AXA Premier VIP High Yield          EQ/Equity 500 Index
                               AXA Premier VIP Technology          EQ/Evergreen Omega
                               EQ/Alliance Growth and Income       EQ/FI Mid Cap
                               EQ/Alliance Intermediate            EQ/FI Small/Mid Cap Value
                                Government Securities              EQ/Janus Large Cap Growth
                               EQ/Alliance International           EQ/JPMorgan Value
                               EQ/Alliance Premier Growth           Opportunities(1)
                               EQ/Alliance Quality Bond            EQ/Lazard Small Cap Value
                               EQ/Alliance Small Cap Growth        EQ/Marsico Focus
                               EQ/Bernstein Diversified Value      EQ/Mercury Basic Value Equity
                               EQ/Calvert Socially Responsible     EQ/Mercury International Value
                               EQ/Capital Guardian Growth          EQ/MFS Emerging Growth
                               EQ/Capital Guardian International    Companies
                               EQ/Capital Guardian Research        EQ/MFS Investors Trust
                               EQ/Capital Guardian U.S. Equity     EQ/Money Market
                               EQ/Emerging Markets Equity

      MRP
    Separate Account No. 10    The Alliance Balanced Fund
    Separate Account No. 4     The Alliance Growth Equity Fund
    Separate Account No. 3     The Alliance Mid Cap Growth Fund
    Separate Account No. 66:   AXA Premier VIP Technology          EQ/Capital Guardian Research
                               EQ/Alliance Intermediate            EQ/Capital Guardian U.S. Equity
                                Government Securities              EQ/Equity 500 Index
                               EQ/Alliance International           EQ/FI Small/Mid Cap Value
                               EQ/Bernstein Diversified Value      EQ/MFS Emerging Growth
                               EQ/Calvert Socially Responsible      Companies
                               EQ/Capital Guardian International   EQ/Small Company Index

    ADA
    Separate Account No. 4   The Growth Equity Fund

    EPP
    Separate Account No. 10   The Alliance Balanced Fund
    Separate Account No. 4    The Alliance Common Stock Fund

    Institutional
    Separate Account No. 13   Intermediate Duration Bond Account
    Separate Account No. 10   Strategic Balanced Management Account
    Separate Account No. 4    Growth Stock Account
    Separate Account No. 3    Mid Cap Growth Stock Account

-----------
(1)   Formerly known as JP Morgan Value Opportunities.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights.

   The amount retained by AXA Equitable in Separate Account Nos. 4 and 66 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   Investment securities for Separate Account Nos. 13, 10, 4 and 3 are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (Concluded)

   Short-term debt securities purchased directly by the AXA Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   The value of the investments in Separate Account No. 66 held in the Trusts is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by the Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include
   (1) gains and losses on redemptions of Trust shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trusts are automatically reinvested on the ex-dividend date.

   Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

   Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

   Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

   At December 31, 2005, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.

   Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (Concluded)

   table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

   Amounts due to/from the General Account or receivable/payable for policy related transactions represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the contracts (excluding amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

   The operations of the Account are included in the federal income tax return of AXA Equitable, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.


3. Purchases and Sales on Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows for Separate Account No. 66:

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

3. Purchases and Sales on Investments (Concluded)


                                                     Purchases      Sales
                                                   ------------ -------------
AXA Premier VIP High Yield ....................... $ 331,901    $  277,671
AXA Premier VIP Technology .......................   776,116       547,957
EQ/Alliance Growth & Income ...................... 1,168,503     2,847,216
EQ/Alliance Intermediate Government Sec. ......... 1,424,903    10,396,087
EQ/Alliance International ........................ 3,307,151     3,968,645
EQ/Alliance Large Cap Growth .....................    22,848       598,950
EQ/Alliance Quality Bond .........................   192,704       804,458
EQ/Alliance Small Cap Growth .....................   160,576       705,226
EQ/Bernstein Diversified Value ................... 2,156,896    12,902,550
EQ/Calvert Socially Responsible ..................   362,163       196,948
EQ/Capital Guardian Growth .......................     2,453         3,664
EQ/Capital Guardian International ................   925,411       251,444
EQ/Capital Guardian Research .....................   958,388     1,370,422
EQ/Capital Guardian U.S. Equity ..................   581,015       656,586
EQ/Equity 500 Index .............................. 3,927,051     5,288,493
EQ/Evergreen Omega ...............................     5,399        66,610
EQ/FI Mid Cap ....................................   502,524       612,167
EQ/FI Mid Cap Value .............................. 4,811,792     1,201,063
EQ/Janus Large Cap Growth ........................         3        89,298
EQ/JPMorgan Value Opportunities ..................    72,172        80,568
EQ/Lazard Small Cap Value ........................   344,223       409,658
EQ/Marsico Focus .................................   451,528       232,572
EQ/Mercury Basic Value Equity ....................   248,408     1,015,997
EQ/Mercury International Value ...................   325,561       137,706
EQ/MFS Emerging Growth Companies .................   742,844     1,372,480
EQ/MFS Investors Trust ...........................    50,907        16,015
EQ/Money Market ..................................   172,337       811,936
EQ/Small Company Index ........................... 1,171,936       802,682
EQ/Van Kampen Emerging Market Equity .............   136,471       125,384

Investment Security Transactions

For the year ended December 31, 2005, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 13, 10, 4 and 3:

                                            Purchases                      Sales
                                  ----------------------------- ----------------------------
                                      Stocks          U.S.          Stocks          U.S.
                                     and Debt      Government      and Debt      Government
               Fund                 Securities    and Agencies    Securities    and Agencies
--------------------------------------------------------------------------------------------
Separate Account No. 13 ......... $35,566,412    $28,603,067    $22,870,177    $38,616,354
Separate Account No. 10 ......... 126,038,886     18,031,705    145,070,029     17,051,654
Separate Account No. 4 .......... 341,952,067             --    423,893,544             --
Separate Account No. 3 .......... 111,906,149             --    128,932,140             --

4. Related Party Transactions

   In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of the Trusts. Shares are offered by the Trusts at net asset value. Shares in

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

4. Related Party Transactions (Concluded)

   which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the Trusts. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of the Trusts and as such receives management fees for services performed in its capacity as investment manager of the Trusts. AXA Equitable oversees the activities of the investment advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.25% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, and EQ/Bernstein Diversified Value and Separate Accounts 13, 10, 4 and 3; as well as a portion of AXA Premier VIP High Yield and EQ/Money Market. Alliance is a publicly traded limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the contracts and the Account. AXA Advisors is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Advisors receives commissions and other service-related payments under its distribution agreement with AXA Equitable and its networking agreement with AXA Network.

   AXA Equitable, AllianceBernstein, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the AXA Equitable Funds' portfolio transactions.

   At December 31, 2005, interests of retirement and investment plans for employees, managers and agents of AXA Equitable in Separate Account Nos. 4 and 3 aggregated $204,059,876 (27.7%) and $70,777,318 (63.5%), respectively, of the net assets in these Funds.


5. Substitutions/Reorganizations

   On May 14, 2004 The AXA Premier VIP Technology acquired all the net assets of EQ/Technology pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

5. Substitutions/Reorganizations (Concluded)

   accomplished by a tax free exchange of 388,230 of Class B shares of EQ/Technology (valued at $1,580,874) for 190,938 of Class B shares of AXA Premier VIP Technology (valued at $1,580,874). The AXA Premier VIP was not held by the Account before the merger, therefore the aggregate net assets of EQ/Technology and AXA Premier VIP Technology Portfolios before and after the substitution were $1,580,874.


6. Asset Charges

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment.

   Momentum Strategy

   Fees with respect to the Momentum Strategy contracts are as follows:

   Daily Separate Account Charge:

   On a daily basis a charge at an annual rate of 1.25% for Separate Account 4, 10 and 13, 1.40% for Separate Account 3 (maximum charge is 1.40%); is deducted from the net assets attributable to the Momentum Strategy units. This fee is to cover expense risk, mortality risk, other charges and operating expenses of the contract.

   Administrative Fees:

   Participant Administrative Charge -- At the end of each calendar quarter, a maximum record maintenance and report fee of $3.75 ($15.00 per year) is either deducted from the Participant Retirement Account Value or billed to the employer. No charge is assessed if average account value is at least $20,000. Additionally, the Participant Retirement Account Value is assessed for the fee if the charge is not paid by the employer or the plan has less than 10 participants in the contract.

   Plan Recordkeeping Service Charge with Checkwriting -- Employers electing plan recordkeeping with checkwriting services are subject to a charge of $25 per check. These amounts are withdrawn from the Participant Retirement Account Value before withdrawal.

   Loan Charge -- A loan set up charge of $25 is made at the time the loan is set up. This is a one time charge per active loan. Quarterly loan recordkeeping charge is $6 per outstanding loan. Charge is deducted from the Participant Retirement Account Value.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn. Charge is deducted from the Participant Retirement Account Value in addition to the amount withdrawn.

   State Premium and other applicable taxes -- charge for state premium and other applicable taxes deducted is designed to approximate certain taxes that may be imposed. When applicable, this amount is deducted from contributions. Generally, the charge is deducted from the amount applied to provide an annuity payout option.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

6. Asset Charges (Continued)

   expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   RIA

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Mid Cap Growth Funds. These fees are reflected as a reduction of the RIA Unit Value.

   Administrative Fees:

   Contracts investing in the Funds are subject to certain administrative expenses according to contract terms. Depending upon the terms of a contract, fees are paid (i) by a reduction of an appropriate number of Fund units or
   (ii) by a direct payment. These fees may include:

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of each fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%.

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

   Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

6. Asset Charges (Continued)

   MRP

   Charges and fees relating to the Funds paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

   The below discusses expenses related to Separate Accounts Nos. 3, 4 and 10:

   o Program Expense Charge--An expense charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with AXA Equitable and is deducted monthly.

   o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity and Alliance Balanced Funds and an effective annual rate of 0.65% for the Alliance Mid Cap Growth Fund.

   o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

   o A record maintenance and report fee of $3.75 is deducted quarterly as a liquidation of fund units.

   ADA

   Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid
   (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the American Dental Association Members Retirement Program are as follows:

   Investment Management and Administration Fees (Investment Management Fees):

   AXA Equitable receives a fee based on the value of the Growth Equity Fund at a monthly rate of 1/12 of (i) 0.29 of 1% of the first $100 million and (ii)
   0.20 of 1% of the excess over $100 million of its ADA Program assets.

   An Administrative fee is charged at a daily rate of 0.15% of average daily net assets.

   Operating and Expense Charges:

   Program Expense Charge -- In the years prior to May 1, 2005 the expense charge was made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate 1/12 of (i) 0.645 of 1% of the first $400 million.

   Effective May 1, 2005 an expense charge is made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate of 1/12 of 0.635%.

   A portion of the Program Expense Charge assessed by AXA Equitable is made on behalf of the ADA and is equal to a monthly rate of 1/12 for (i) 0.025 of 1% of the first $400 million and (ii) 0.020 of 1% of the excess over $400

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------


6. Asset Charges (Continued)

   million. For 2003 and 2002, respectively, the portion of the Program Expense Charge paid to the ADA has been reduced to 0.00% for all asset levels but the ADA's portion could be increased in the future.

   Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

   EPP

   Charges and fees relating to the Funds are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Funds. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual fee of 0.25% of the total plan and trust net assets held in each Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Separate and Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:


 For Terminating Occurring In:        Redemption Charge:
-------------------------------   ------------------------------
      Years 1 and 2 ...........   3% of all Master Trust assets
      Years 3 and 4 ...........   2% of all Master Trust assets
      Year 5 ..................   1% of all Master Trust assets
      After Year 5 ............   No Redemption Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

6. Asset Charges (Continued)

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate Accounts. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Accounts, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Accounts. The fees are calculated for each client in accordance with the schedule set forth below:


    Each Client's Aggregate Interest              Annual Rate
---------------------------------------          -------------
      Minimum Fee ..........................        $5,000
      First $2 million......................      0.85 of 1%
      Next $3 million.......................      0.60 of 1%
      Next $5 million.......................      0.40 of 1%
      Next $15 million......................      0.30 of 1%
      Next $75 million......................      0.25 of 1%
      Excess over $100 million..............      0.20 of 1%

There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AXA Equitable the responsibility for actively managing the client's assets among AXA Equitable's Separate Accounts. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Accounts. Clients electing this service either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:


  Client's Aggregate Interest                 Annual Rate
-------------------------------              ------------
      Minimum Fee ....................          $2,500
      First $5 million................          0.100%
      Next $5 million.................          0.075%
      Next $5 million.................          0.050%
      Over $15 million................          0.025%

Asset management fees, asset allocation fees and AIMS fees are paid to AXA Equitable.

Administrative Fees

Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the funds in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate accounts.

Operating and Expense Charges

In addition to the charges and fees mentioned above, the Separate Accounts are charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result in reduction of Separate Account unit values.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

6. Asset Charges (Concluded)

   Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets as Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.


   7. Changes in Units Outstanding

   Accumulation units issued and redeemed during the year ended December 31, were (in thousands):

   Separate Account Nos. 13, 10, 4 and 3:
   --------------------------------------

                                       -----------------------------------------------------------------------------
                                             Alliance           Alliance         Alliance Growth    Alliance Mid Cap
                                            Bond Fund         Balanced Fund        Equity Fund         Growth Fund
                                       -----------------------------------------------------------------------------
                                          2005      2004      2005      2004      2005      2004      2005      2004
                                       -----------------------------------------------------------------------------
Momentum Strategy
Issued ..............................        1         3        10         9 .     1         1         4         5
Redeemed ............................      (--)       (6)       (8)       (9).    (1)       (2)       (2)       (6)
                                       -----------------------------------------------------------------------------
Net Increase (Decrease) .............        1        (3)        2        -- .    --        (1)        2        (1)
                                       -----------------------------------------------------------------------------


                                          Alliance         Alliance         Alliance Common    Alliance Mid Cap
                                          Bond Fund     Balanced Fund         Stock Fund          Growth Fund
                                      --------------------------------------------------------------------------
                                         2005   2004     2005     2004      2005       2004      2005     2004
                                      --------------------------------------------------------------------------
RIA
Issued .............................    --     --           6       20        2          4          2        6
Redeemed ...........................    --     --        (135)     (72)     (11)       (12)       (13)     (22)
                                      --------------------------------------------------------------------------
Net (Decrease) .....................    --     --        (129)     (52)      (9)        (8)       (11)     (16)
                                      --------------------------------------------------------------------------

There were no significant unit issuance and redemption activities related to RIA for Alliance Bond Fund during the year 2005.


                                  ---------------------------------------------------------------
                                       Alliance           Alliance Growth      Alliance Mid Cap
                                     Balanced Fund          Equity Fund           Growth Fund
                                  ---------------------------------------------------------------
                                     2005      2004       2005        2004       2005      2004
                                  ---------------------------------------------------------------
MRP
Issued ..........................     130       161       191         260         213       237
Redeemed ........................    (143)     (190)     (197)       (266)       (256)     (217)
                                  ---------------------------------------------------------------
Net Increase (Decrease) .........     (13)      (29)       (6)         (6)        (43)       20
                                  ---------------------------------------------------------------


                              Alliance
                               Common             Alliance
                             Stock Fund         Balanced Fund
                         ---------------------------------------
                            2005      2004      2005      2004
                         ---------------------------------------
EPP
Issued .................       2         2        6          7
Redeemed ...............      (3)       (6)     (11)       (33)
                         ---------------------------------------
Net (Decrease) .........      (1)       (4)      (5)       (26)
                         ---------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the years ended December 31, were (in thousands):

                                  ----------------------
                                  The Growth Equity Fund
                                  ----------------------
                                     2005       2004
ADA                               ----------------------
Issued ..........................     156       140
Redeemed ........................    (214)     (149)
                                  ----------------------
Net Increase (Decrease) .........     (58)         (9)
                                  ----------------------


                                  --------------------------------------------------------------------------
                                                      Strategic
                                                      Balanced
                                  Immediate Duration  Management                           Mid Cap Growth
                                     Bond Account       Account    Growth Stock Account     Stock Account
                                  --------------------------------------------------------------------------
                                     2005     2004    2005   2004     2005       2004       2005      2004
Institutional                     --------------------------------------------------------------------------
Issued ..........................   1         3        --     --      5          5         1         1
Redeemed ........................  (1)      (15)       --     --    (11)       (12)       (1)       (1)
                                   --------------------------------------------------------------------------
Net Increase (Decrease) .........   --      (12)       --     --     (6)        (7)        --        --
                                   --------------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

   7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the years ended December 31, were (in thousands):

   Separate Account No. 66
   -----------------------

                                                             AXA
                                                           Premier
                                    AXA Premier VIP          VIP            EQ/Alliance
                                      High Yield        Technology(a)    Growth and Income
                                  ----------------------------------------------------------
                                     2005      2004     2005     2004      2005      2004
                                  ----------------------------------------------------------
RIA
Net Issued ......................     1         1         --        4       2          6
Net Redeemed ....................    (1)       (2)        --       --      (8)       (11)
                                  ----------------------------------------------------------
Net Increase (Decrease) .........    --        (1)        --        3      (6)        (5)
                                  ----------------------------------------------------------
MRP (g)
Net Issued ......................    --        --         74      146      --         --
Net Redeemed ....................    --        --        (41)     (31)     --         --
                                  ----------------------------------------------------------
Net Increase (Decrease) .........    --        --         33      115      --         --
                                  ----------------------------------------------------------


                                  -----------------------------------------------------------------------------
                                      EQ/Alliance
                                     Intermediate
                                      Government         EQ/Alliance        EQ/Alliance         EQ/Alliance
                                      Securities        International    Large Cap Growth      Quality Bond
                                  -----------------------------------------------------------------------------
                                    2005      2004      2005     2004      2005      2004      2005      2004
                                  -----------------------------------------------------------------------------
RIA
Net Issued ......................      1        6          3        7        --         1         1         1
Net Redeemed ....................    (53)     (11)       (14)     (18)       (8)       (5)       (4)       (6)
                                  -----------------------------------------------------------------------------
Net Increase (Decrease) .........    (52)      (5)       (11)     (11)       (8)       (4)       (3)       (5)
                                  -----------------------------------------------------------------------------
MRP
Net Issued ......................     78       96        194      164        --        --        --        --
Net Redeemed ....................    (27)     151       (145)    (137)       --        --        --        --
                                  -----------------------------------------------------------------------------
Net Increase (Decrease) .........     51      (55)        49       27        --        --        --        --
                                  -----------------------------------------------------------------------------


                                                                            EQ/Calvert      EQ/Capital
                                      EQ/Alliance        EQ/Bernstein        Socially        Guardian
                                   Small Cap Growth   Diversified Value     Responsible       Growth
                                  -----------------------------------------------------------------------------
                                     2005      2004     2005      2004     2005     2004    2005   2004
                                  -----------------------------------------------------------------------------
RIA
Net Issued ......................     1         1        1         1      --       --      --     --
Net Redeemed ....................    (4)       (6)     (95)       (7)     --       --      --     --
                                  -----------------------------------------------------------------------------
Net Increase (Decrease) .........    (3)       (5)     (94)        3      --       --      --     --
                                  -----------------------------------------------------------------------------
MRP
Net Issued ......................    --        --        139     164      48       49      --     --
Net Redeemed ....................    --        --        (87)    (67)    (27)     (13)     --     --
                                  -----------------------------------------------------------------------------
Net Increase (Decrease) .........    --        --         52     (97)     21       36      --     --
                                  -----------------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the years ended December 31, were (in thousands):

                                      EQ/Capital         EQ/Capital         EQ/Capital
                                       Guardian           Guardian           Guardian           EQ/Equity
                                    International         Research         U.S. Equity          500 Index
                                  ------------------------------------------------------------------------------
                                    2005      2004      2005      2004    2005     2004      2005        2004
                                  ------------------------------------------------------------------------------
RIA
Net Issued ......................  --       2         1         2        --     --          1           5
Net Redeemed ....................  --      (2)       (5)       (1)       --     (3)       (10)         (6)
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........  --      --        (4)        1        --     (3)        (9)         (1)
                                  ------------------------------------------------------------------------------
MRP
Net Issued ......................  96      54        66        75       41      58        433         536
Net Redeemed .................... (27)    (17)      (60)      (74)      32     (16)      (323)       (355)
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........  69      37         6         1        9      42        110         181
                                  ------------------------------------------------------------------------------


                                                                               EQ/FI
                                    EQ/Evergreen          EQ/FI              Small/Mid       EQ/Janus Large
                                       Omega             Mid Cap             Cap Value         Cap Growth
                                  ------------------------------------------------------------------------------
                                     2005    2004     2005      2004      2005       2004       2005    2004
                                  ------------------------------------------------------------------------------
RIA
Net Issued  .....................    --     --       2         3           1         2         --         1
Net Redeemed ....................    (1)    --      (4)       (3)         (2)        4         (1)       --
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........    (1)    --      (2)        --         --        (2)        (1)       --
                                  ------------------------------------------------------------------------------
MRP
Net Issued ......................    --     --      --         --        293       184         --        --
Net Redeemed ....................    --     --      --         --        (91)     (102)        --        --
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........    --     --      --         --        202        82         --        --
                                  ------------------------------------------------------------------------------


                                      EQ/JPMorgan
                                         Value             EQ/Lazard         EQ/Marsico        EQ/Mercury
                                     Opportunities      Small Cap Value        Focus       Basic Value Equity
                                  ------------------------------------------------------------------------------
                                     2005      2004      2005      2004      2005    2004     2005      2004
                                  ------------------------------------------------------------------------------
RIA
Net Issued ......................     1         1         2         1         2         1      1         1
Net Redeemed ....................    (1)       (1)       (2)       (2)       (1)        --    (6)       (2)
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........    --        --        --        (1)        1         1     (5)       (1)
                                  ------------------------------------------------------------------------------
MRP
Net Issued ......................    --        --        --        --        --         --     --        --
Net Redeemed ....................    --        --        --        --        --         --     --        --
                                  ------------------------------------------------------------------------------
Net Increase (Decrease) .........    --        --        --        --        --         --     --        --
                                  ------------------------------------------------------------------------------

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

7. Changes in Units Outstanding (Concluded)

   Accumulation units issued and redeemed during the years ended December 31, were (in thousands):

                                     EQ/Mercury
                                   International     EQ/MFS Emerging         EQ/MFS            EQ/Money
                                       Value         Growth Companies   Investors Trust         Market
                                  ---------------------------------------------------------------------------
                                   2005     2004      2005       2004      2005    2004     2005      2004
                                  ---------------------------------------------------------------------------
RIA
Net Issued ......................    2       3          3         3         1       --     1            4
Net Redeemed ....................   --      (1)       (10)       (4)       (1)      --    (6)         (11)
                                  ---------------------------------------------------------------------------
Net Increase (Decrease) .........    2       2         (8)       (1)        --      --    (5)          (7)
                                  ---------------------------------------------------------------------------
MRP
Net Issued ......................   --      --        140       136        --     --        --         --
Net Redeemed ....................   --      --        (68)      (69)       --     --        --         --
                                  ---------------------------------------------------------------------------
Net Increase (Decrease) .........   --      --         72        67        --     --        --         --
                                  ---------------------------------------------------------------------------

--------------------------------------------------------------------
                                                     EQ/Van Kampen
                                      EQ/Small      Emerging Market
                                    Company Index        Equity
--------------------------------------------------------------------
                                    2005     2004    2005     2004
--------------------------------------------------------------------
RIA
Net Issued ......................     --     --    --      1
Net Redeemed ....................     --     --    --     (1)
--------------------------------------------------------------------
Net Increase (Decrease) .........     --     --    --     --
--------------------------------------------------------------------
MRP
Net Issued ......................     89     97    --     --
Net Redeemed ....................    (71)   (35)   --     --
--------------------------------------------------------------------
Net Increase (Decrease) .........     18     62    --     --
--------------------------------------------------------------------

(a) A substitution of EQ/Technology Portfolio for Alliance Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values

   AXA Equitable issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by AXA Equitable. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans contracts in percentage terms.

   Certain investment options are charged administrative expenses as a percentage of average net assets (.05% annualized for RIA, 1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under RIA contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

   Shown below is accumulation unit value information for units outstanding of Separate Accounts 13, 10, 4, 3 and 66 for the periods indicated.

                                                               Years Ended December 31,
                                           ----------------------------------------------------------------
                                               2005         2004         2003         2002         2001
                                           ----------------------------------------------------------------
Separate Account No. 13
Alliance Bond Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ................ $ 135.11     $ 134.74     $ 132.03     $ 127.31     $ 120.81
Net Assets (000's) ....................... $     82     $     63     $    445     $    788     $    487
Number of units outstanding, end of period
 (000's) .................................        1           --            3            6            4
Total Return** ...........................     0.27%        2.05%        3.70%        5.38%        7.65%
Alliance Bond Fund
RIA, 0.50%*
Unit Value, end of period ................ $  80.20     $  79.38     $  77.20     $  73.91     $  69.85
Net Assets (000's) ....................... $     75     $     67     $     89     $    193     $    888
Number of units outstanding, end of period
 (000's) .................................        1            1            1            3           13
Total Return** ...........................     1.03%        2.82%        4.45%        5.81%        8.89%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                       Years Ended December 31,
                                           --------------------------------------------------------------------------------
                                                 2005             2004             2003             2002           2001
                                           --------------------------------------------------------------------------------
Intermediate Duration Bond Account
Institutional
Unit Value, end of period ................  $  8,499.67      $  8,371.02      $  8,099.71      $  7,715.79           --
Net Assets (000's) .......................  $    25,032      $    24,811      $   122,079      $   159,285           --
Number of units outstanding, end of period
 (000's) .................................            3                3               15               21           --
Total Return** ...........................         1.54%            3.35%            4.98%            6.34%          --
Separate Account No. 10 (o)(p)
Alliance Balanced Fund
RIA, 0.50%*
Unit Value, end of period ................  $    191.64      $    180.09      $    165.70      $    141.24     $ 153.76
Net Assets (000's) .......................  $    11,497      $    33,959      $    39,883      $    40,233     $ 34,842
Number of units outstanding, end of period
 (000's) .................................           60              189              241              285          227
Total Return** ...........................         6.06%            8.68%           17.32%           (8.14)%      (4.43)%
Alliance Balanced Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ................  $    132.72      $    125.67      $    116.51      $     99.84     $ 110.05
Net Assets (000's) .......................  $     3,093      $     2,654      $     2,412      $     2,580     $  1,891
Number of units outstanding, end of period
 (000's) .................................           23               21               21               26           17
Total Return** ...........................         5.61%            7.86%           16.70%           (9.28)%      (4.90)%
Alliance Balanced Fund
MRP, 1.50%*
Unit Value, end of period ................  $     47.30      $     44.93      $     41.83      $     36.08     $  39.82
Net Assets (000's) .......................  $    35,401      $    34,205      $    33,059      $    27,287     $ 22,096
Number of units outstanding, end of period
 (000's) .................................          748              761              790              756          555
Total Return** ...........................         5.27%            7.42%           15.94%           (9.38)%      (5.64)%
Alliance Balanced Fund
EPP, 0.25%*
Unit Value, end of period ................  $    197.29      $    184.94      $    169.74      $    144.31           --
Net Assets (000's) .......................  $     2,550      $     3,356      $     7,494      $     6,468           --
Number of units outstanding, end of period
 (000's) .................................           13               18               44               45           --
Total Return** ...........................         6.68%            8.95%           17.62%           (7.91)%         --
Strategic Balanced Management Account
Institutional
Unit Value, end of period ................  $ 20,312.61      $ 18,994.07      $ 17,388.93      $ 14,747.26         --
Net Assets (000's) .......................  $     7,115      $     6,458      $     6,034      $     4,517         --
Number of units outstanding, end of period
 (000's) .................................           --               --               --              --          --
Total Return** ...........................         6.94%            9.23%           17.91%     (     7.68)%        --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       --------------------------------------------------------------------------
                                                             2005            2004           2003            2002         2001
                                                       --------------------------------------------------------------------------
Separate Account No. 4
Alliance Growth Equity Fund
ADA, 1.025%*
Unit Value, end of period ............................  $   386.86      $   346.74     $   302.18     $   223.26             --
Net Assets (000's) ...................................  $  293,966      $  283,643     $  249,918     $  182,907             --
Number of units outstanding, end of period
 (000's) .............................................         759             818            827            817             --
Total Return** .......................................       11.57%          14.75%         35.05%        (27.87)%           --
The Growth Equity Fund
Momentum Strategy, 1.25%*
Unit Value, end of period ............................  $   101.21      $    90.90     $    79.38     $    58.54      $   82.63
Net Assets (000's) ...................................  $      527      $      483     $      435     $      299      $   1,202
Number of units outstanding, end of period
 (000's) .............................................           5               5              6              5             15
Total Return** .......................................       11.34%          14.51%         35.60%        (29.16)%      ( 18.11)%
Alliance Common Stock Fund
RIA, 0.50%*
Unit Value, end of period ............................  $   780.43      $   695.74     $   602.90     $   443.82      $  611.48
Net Assets (000's) ...................................  $   16,152      $   20,742     $   23,093     $   22,530      $  50,100
Number of units outstanding, end of period
 (000's) .............................................          21              30             38             51             82
Total Return** .......................................       12.17%          15.40%         35.84%        (27.42)%       (18.37)%
Alliance Growth Equity Fund
MRP, 1.50%*
Unit Value, end of period ............................  $   317.72      $   286.30     $   251.02     $   186.97      $  261.19
Net Assets (000's) ...................................  $   44,826      $   42,051     $   38,426     $   28,750      $  41,578
Number of units outstanding, end of period
 (000's) .............................................         141             147            153            154            159
Total Return** .......................................       10.97%          14.05%         34.26%        (28.42)%       (19.44)%
Alliance Common Stock Fund
EPP, 0.25%*
Unit Value, end of period ............................  $   803.45      $   714.47     $   617.58     $   453.49             --
Net Assets (000's) ...................................  $   14,152      $   13,886     $   13,987     $   11,356             --
Number of units outstanding, end of period
 (000's) .............................................          18              19             23             25             --
Total Return** .......................................       12.45%          15.69%         36.18%        (27.24)%           --
Growth Stock Account
Institutional
Unit Value, end of period ............................  $ 8,269.13      $ 7,335.03     $ 6,324.43     $ 4,632.41             --
Net Assets (000's) ...................................  $  367,019      $  371,131     $  363,345     $  289,558             --
Number of units outstanding, end of period
 (000's) .............................................          44              51             57             63             --
Total Return** .......................................       12.73%          15.98%         36.53%        (27.05)%           --

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                       Years Ended December 31,
                                           --------------------------------------------------------------------------------
                                                 2005             2004             2003             2002           2001
                                           --------------------------------------------------------------------------------
Separate Account No. 3
Alliance Mid Cap Growth Fund
Momentum Strategy, 1.40%*
Unit Value, end of period ................  $     95.47      $     89.89      $     75.69     $     45.97       $  65.91
Net Assets (000's) .......................  $       928      $       745      $       691     $       205       $    630
Number of units outstanding, end of period
 (000's) .................................           10                8                9               4             10
Total Return** ...........................         6.20%           18.76%           64.65%         (30.26)%       (17.25)%
Alliance Mid Cap Growth Fund
RIA, 0.50%*
Unit Value, end of period ................  $    260.60      $    243.18      $    202.90     $    120.44       $ 170.69
Net Assets (000's) .......................  $     7,131      $     9,205      $    10,858     $     7,945       $ 17,765
Number of units outstanding, end of period
 (000's) .................................           27               38               54              66            104
Total Return** ...........................         7.16%           19.85%           68.47%          (9.44)%       (17.84)%
Alliance Mid Cap Growth Fund
MRP, 1.65%*
Unit Value, end of period ................  $     55.68      $     52.60      $     44.47     $     26.74       $  38.49
Net Assets (000's) .......................  $    22,571      $    23,566      $    19,026     $    10,128       $ 13,899
Number of units outstanding, end of period
 (000's) .................................          405              448              428             379            361
Total Return** ...........................         5.86%           18.28%           66.31%         (30.53)%       (19.04)%
Mid Cap Growth Stock Account
Institutional
Unit Value, end of period ................  $ 27,618.80      $ 25,643.95      $ 21,289.52     $ 12,574.23             --
Net Assets (000's) .......................  $    80,757      $    88,036      $    78,856     $    52,724             --
Number of units outstanding, end of period
 (000's) .................................            3                3                4               4             --
Total Return** ...........................         7.70%           20.45%           69.31%         (29.08)%           --
Alliance Mid Cap Growth Fund
EPP, 0.50%*
Unit Value, end of period ................  $    260.60      $    243.18      $    202.90     $    120.44       $ 170.69
Net Assets (000's) .......................           --      $        30      $        25     $        35       $     40
Number of units outstanding, end of period
 (000's) .................................           --               --               --              --             --
Total Return** ...........................         7.16%           19.85%           68.47%         (29.44)%       (17.25)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              ----------------------------------------------------------------
                                                                  2005         2004         2003         2002         2001
                                                              ----------------------------------------------------------------
AXA Premier VIP High Yield
 RIA, 0.05%
 Unit value, end of period .................................. $ 195.49     $ 189.31     $ 173.86     $ 141.56      $ 145.57
 Net Assets (000's) ......................................... $  1,099     $  1,098     $  1,196     $  1,179      $  1,456
 Number of units outstanding, end of period (000's) .........        6            6            7            8            10
 Total Return** .............................................     3.26%        8.89%       22.82%       (2.75)%        0.89%
AXA Premier VIP Technology (j)
 RIA 0.00%
 Unit value, end of period .................................. $ 121.82     $ 109.49           --         --             --
 Net Assets (000's) ......................................... $    332     $    420           --         --             --
 Number of units outstanding, end of period (000's) .........        3            3           --         --             --
 Total Return** .............................................    11.26%        9.49%          --         --             --
 MRP, 1.00%
 Unit value, end of period .................................. $  11.94     $  10.85           --         --             --
 Net Assets (000's) ......................................... $  1,761     $  1,255           --         --             --
 Number of units outstanding, end of period (000's) .........      147          115           --         --             --
 Total Return** .............................................    10.05%        8.53%          --         --             --
EQ/Alliance Growth and Income 0.05%
 RIA, 0.05%
 Unit value, end of period .................................. $ 355.66     $ 336.45     $ 298.75     $ 228.60      $ 289.75
 Net Assets (000's) ......................................... $  4,662     $  6,248     $  7,317     $  8,226      $ 15,647
 Number of units outstanding, end of period (000's) .........       13           19           24           36            54
 Total Return** .............................................     5.71%       12.62%       30.69%      (21.10)%       (1.34)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2005         2004         2003          2002          2001
                                                              ------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities
 0.05%
 RIA, 0.05%
 Unit value, end of period .................................. $ 182.87     $ 180.27     $ 176.49       $ 172.44      $ 158.49
 Net Assets (000's) ......................................... $    462     $  9,879     $ 10,620       $ 10,317      $  1,268
 Number of units outstanding, end of period (000's) .........        3           55           60             60             8
 Total Return** .............................................     1.44%        2.14%        2.35%          8.80%         8.10%
 MRP, 1.00% (h)
 Unit value, end of period .................................. $  10.23     $  10.22     $  10.16       $  10.09            --
 Net Assets (000's) ......................................... $  2,272     $  1,755     $  2,300       $    172            --
 Number of units outstanding, end of period (000's) .........      222          171          226             17            --
 Total Return** .............................................     0.10%        0.63%        0.69%          0.90%           --
EQ/Alliance International (f)
 RIA 0.05%
 Unit value, end of period .................................. $ 166.42     $ 144.93     $ 122.39       $  90.42      $ 100.42
 Net Assets (000's) ......................................... $  3,005     $  4,155     $  4,885       $  4,765      $  1,205
 Number of units outstanding, end of period (000's) .........       18           29           40             53            12
 Total Return** .............................................    14.83%       18.41%       35.36%         (9.96)%      (22.90)%
 MRP 1.00%
 Unit value, end of period .................................. $  19.36     $  16.95     $  14.48       $  10.84            --
 Net Assets (000's) ......................................... $ 16,873     $ 13,912     $ 11,487       $  8,206            --
 Number of units outstanding, end of period (000's) .........      871          822          795            757            --
 Total Return** .............................................    14.27%       17.03%       33.59%          8.40%           --
EQ/Alliance Large Cap Growth
 RIA 0.00%
 Unit value, end of period .................................. $  74.54     $  64.86     $  59.84       $  48.57      $  70.55
 Net Assets (000's) ......................................... $    417     $    897     $  1,052       $  1,172      $  2,328
 Number of units outstanding, end of period (000's) .........        6           14           18             24            33
 Total Return** .............................................    14.92%        8.44%       23.20%        (31.15)%      (23.97)%
EQ/Alliance Quality Bond
 RIA 0.05%
 Unit value, end of period .................................. $ 204.72     $ 200.31     $ 192.69       $ 185.72      $ 172.14
 Net Assets (000's) ......................................... $  1,063     $  1,686     $  2,470       $  3,188      $  2,926
 Number of units outstanding, end of period (000's) .........        5            8           13             17            17
 Total Return** .............................................     2.20%        3.96%        3.75%          7.89%         8.24%
EQ/Alliance Small Cap Growth (d)
 RIA 0.05%
 Unit value, end of period .................................. $ 174.22     $ 155.93     $ 136.53       $  96.68      $ 138.34
 Net Assets (000's) ......................................... $  1,063     $  1,480     $  1,911       $  1,214      $  2,213
 Number of units outstanding, end of period (000's) .........        6            9           14             13            16
 Total Return** .............................................    11.73%       14.21%       41.21%        (30.11)%      (13.06)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                   Years Ended December 31,
                                                              ------------------------------------------------------------------
                                                                  2005         2004         2003          2002          2001
                                                              ------------------------------------------------------------------
EQ/Bernstein Diversified Value (b)
 RIA 0.00%
 Unit value, end of period .................................. $ 130.84     $ 124.10     $ 109.39       $  84.97      $  98.39
 Net Assets (000's) ......................................... $    843     $ 12,366     $ 10,583       $  7,555      $    295
 Number of units outstanding, end of period (000's) .........        6          100           97             89             3
 Total Return** .............................................     5.43%       13.44%       28.74%        (13.64)%        1.61%
EQ/Bernstein Diversified Value 1.00% (b)
 MRP 1.00%
 Unit value, end of period .................................. $  12.72     $  12.20     $  10.89       $   8.57      $  10.08
 Net Assets (000's) ......................................... $  8,093     $  7,120     $  5,306       $  3,711      $  3,740
 Number of units outstanding, end of period (000's) .........      636          584          487            433           371
 Total Return** .............................................     4.24%       12.02%       27.07%        (14.98)%        0.83%
EQ/Calvert Socially Responsible
 RIA 0.00%
 Unit value, end of period .................................. $  93.56     $  86.05     $  83.07       $  64.92      $  88.27
 Net Assets (000's) ......................................... $      3     $      1           --             --            --
 Number of units outstanding, end of period (000's) .........       --           --           --             --            --
 Total Return** .............................................     8.73%        3.59%       27.96%        (26.45)%      (14.70)%
EQ/Calvert Socially Responsible 1.00%
 MRP 1.00%
 Unit value, end of period .................................. $   8.14     $   7.57     $   7.41       $   5.87      $   8.10
 Net Assets (000's) ......................................... $  1,267     $  1,008     $  7,735       $    332      $    292
 Number of units outstanding, end of period (000's) .........      156          135           99             57            36
 Total Return** .............................................     7.50%        2.22%       26.24%        (27.58)%      (15.89)%
EQ/Capital Guardian Growth
 RIA 0.00%
 Unit value, end of period .................................. $  75.98     $  72.29     $  68.49       $  55.26      $  75.02
 Net Assets (000's) ......................................... $     40     $     38     $     47       $     96      $    150
 Number of units outstanding, end of period (000's) .........        1            1            1              2             2
 Total Return** .............................................     5.10%        5.53%       23.95%        (26.34)%      (24.46)%
EQ/Capital Guardian International
 RIA 0.00%
 Unit value, end of period .................................. $ 123.42     $ 105.37     $  92.75       $  69.94      $  82.32
 Net Assets (000's) ......................................... $    184     $    199     $    144       $     74      $     82
 Number of units outstanding, end of period (000's) .........        1            2            2              1             1
 Total Return** .............................................    17.13%       13.61%       32.61%        (15.04)%      (20.88)%
EQ/Capital Guardian International 1.00%
 MRP 1.00% (j)
 Unit value, end of period .................................. $  11.46     $   9.90     $   8.82       $   6.74      $   8.05
 Net Assets (000's) ......................................... $  1,834     $    919     $    489       $    148      $     24
 Number of units outstanding, end of period (000's) .........      160           92           55             22             3
 Total Return** .............................................    15.76%       12.23%       30.86%        (16.27)%      (19.52)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              -----------------------------------------------------------------
                                                                  2005         2004         2003          2002         2001
                                                              -----------------------------------------------------------------
EQ/Capital Guardian Research (e)
 RIA 0.00%
 Unit value, end of period .................................. $ 127.38     $ 120.11     $ 108.30       $  82.36    $ 109.33
 Net Assets (000's) ......................................... $    370     $    803     $    646       $    724    $    109
 Number of units outstanding, end of period (000's) .........        3            7            6              9           1
 Total Return** .............................................     6.05%       10.90%       31.49%       ( 24.67)%  (   2.02)%
 MRP 1.00% (g)
 Unit value, end of period .................................. $  16.19     $  15.44     $  14.10       $  10.87        --
 Net Assets (000's) ......................................... $  6,001     $  5,657     $  5,142       $  3,489        --
 Number of units outstanding, end of period (000's) .........      371          365          364            321        --
 Total Return** .............................................     4.85%        9.53%       29.72%          8.70%       --
EQ/Capital Guardian U.S. Equity (c)
 RIA 0.00%
 Unit value, end of period .................................. $ 123.78     $ 116.82     $ 106.85       $  78.34    $ 102.63
 Net Assets (000's) ......................................... $     38     $    302     $    362       $    244    $   205
 Number of units outstanding, end of period (000's) .........       --            3            3              3          2
 Total Return** .............................................     5.96%        9.33%       36.39%       ( 23.67)%  (  2.01)%
 MRP 1.00% (e)
 Unit value, end of period .................................. $  13.84     $  13.21     $  12.24       $   9.09        --
 Net Assets (000's) ......................................... $  1,591     $  1,410     $    789       $    164        --
 Number of units outstanding, end of period (000's) .........      115          106           64             18        --
 Total Return** .............................................     4.75%        7.92%       34.63%       (  9.09)%      --
EQ/Equity 500 Index
 RIA 0.05%
 Unit value, end of period .................................. $ 317.06     $ 303.09     $ 274.41       $ 214.26    $ 275.50
 Net Assets (000's) ......................................... $  4,802     $  7,176     $ 10,817       $  8,827    $ 18,459
 Number of units outstanding, end of period (000's) .........       15           24           25             41          67
 Total Return** .............................................     4.61%       10.45%       28.07%       ( 22.23)%  (  11.99)%
EQ/Equity 500 Index 1.00%
 MRP 1.00%
 Unit value, end of period .................................. $   8.23     $   7.97     $   7.32       $   5.81    $   7.60
 Net Assets (000's) ......................................... $ 14,545     $ 13,226     $  6,978       $  6,298    $  6,969
 Number of units outstanding, end of period (000's) .........    1,768        1,658        1,477          1,084         917
 Total Return** .............................................     3.21%        8.90%       26.00%       ( 23.55)%  (  13.44)%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              -------------------------------------------------------------------
                                                                   2005          2004         2003          2002          2001
                                                              -------------------------------------------------------------------
EQ/Evergreen Omega
 RIA 0.00%
 Unit value, end of period ..................................   $  90.54      $  87.09     $  81.36      $   58.87   $  77.48
 Net Assets (000's) .........................................         --      $     60     $     55      $      43   $    77
 Number of units outstanding, end of period (000's) .........         --             1            1              1         1
 Total Return** .............................................       3.96          7.04%       38.21%        (24.02)%  (17.01)%
EQ/FI Mid Cap
 RIA 0.00%
 Unit value, end of period ..................................   $ 125.66      $ 118.14     $ 101.82      $   70.90   $  86.96
 Net Assets (000's) .........................................   $    496      $    657     $    598      $     269   $     87
 Number of units outstanding, end of period (000's) .........          4             6            6              4          1
 Total Return** .............................................       6.37%        16.03%       43.61%        (18.47)%   (13.41)%
EQ/FI Small/Mid Cap Value
 RIA 0.00%
 Unit value, end of period ..................................   $ 174.40      $ 156.66     $ 132.94      $   99.75   $ 116.95
 Net Assets (000's) .........................................   $    746      $    758     $    891      $   1,093   $    468
 Number of units outstanding, end of period (000's) .........          4             5            7             11          4
 Total Return** .............................................      11.32%        17.85%       33.27%        (14.70)%     3.99%
EQ/FI Small/Mid Cap Value 1.00%
 MRP 1.00%
 Unit value, end of period ..................................   $  14.20      $  12.90     $  11.08      $    8.43   $  10.05
 Net Assets (000's) .........................................   $ 10,150      $  6,615     $  4,772      $   3,153   $  2,332
 Number of units outstanding, end of period (000's) .........        715           513          431            374        232
 Total Return** .............................................      10.06%        16.44%       31.44%        (16.11)%     2.45%
EQ/Janus Large Cap Growth
 RIA 0.00%
 Unit value, end of period ..................................   $  68.55      $  63.89     $  56.98      $   45.27   $  64.96
 Net Assets (000's) .........................................   $    106      $    180     $    136      $     106   $    195
 Number of units outstanding, end of period (000's) .........          2             3            2              2          3
 Total Return** .............................................       7.29%        12.13%       25.87%        (30.31)%   (22.96)%
EQ/JPMorgan Value Opportunities
 RIA 0.00%
 Unit value, end of period ..................................   $ 132.10      $ 127.11     $ 114.64      $   90.40   $ 111.68
 Net Assets (000's) .........................................   $    360      $    359     $    318      $     264   $    447
 Number of units outstanding, end of period (000's) .........          3             3            3              3          4
 Total Return** .............................................       3.93%        10.88%       26.81%        (19.05)%    (6.81)%
EQ/Lazard Small Cap Value
 RIA 0.00%
 Unit value, end of period ..................................   $ 197.17      $ 188.35     $ 160.84      $  117.08   $ 135.90
 Net Assets (000's) .........................................   $    749      $    844     $    719      $     482       --
 Number of units outstanding, end of period (000's) .........          4             4            5              4       --
 Total Return** .............................................       4.69%        17.11%       37.37%        (13.85)%    17.73%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                              -----------------------------------------------------------------
                                                                  2005         2004         2003          2002         2001
                                                              -----------------------------------------------------------------
EQ/Marsico Focus (a)
 RIA 0.00%
 Unit value, end of period .................................. $ 150.75     $ 136.17     $ 123.22       $  93.97     $ 106.25
 Net Assets (000's) ......................................... $    676     $    399     $    290       $    145           --
 Number of units outstanding, end of period (000's) .........        4            3            2              2           --
 Total Return** .............................................    10.71%       10.51%       31.13%        (11.56)%       6.25%
EQ/Mercury Basic Value Equity
 RIA 0.00%
 Unit value, end of period .................................. $ 187.64     $ 182.26     $ 164.84       $ 125.65     $ 150.76
 Net Assets (000's) ......................................... $    461     $  1,259     $  1,236       $  1,135     $  1,508
 Number of units outstanding, end of period (000's) .........        2            7            8              9           10
 Total Return** .............................................     2.95%       10.59%       31.17%        (16.66)%      5.53%
EQ/Mercury International Value (i)
 RIA 0.00%
 Unit value, end of period .................................. $ 134.82     $ 121.64     $  99.99       $  78.10     $  93.68
 Net Assets (000's) ......................................... $    518     $    282     $    357       $    373     $     94
 Number of units outstanding, end of period (000's) .........        4            2            4              5            1
 Total Return** .............................................    10.84%       21.64%       28.03%        (16.63)%     (21.52)%
EQ/MFS Emerging Growth Companies
 RIA 0.00%
 Unit value, end of period .................................. $ 119.42     $ 109.53     $  97.26       $  75.21     $ 114.52
 Net Assets (000's) ......................................... $    703     $  1,570     $  1,469       $  1,735     $  4,352
 Number of units outstanding, end of period (000's) .........        6           14           15             23           38
 Total Return** .............................................     9.03%       12.62%       29.31%        (34.32)%     (34.05)%
EQ/MFS Emerging Growth Companies
 MRP 1.00%
 Unit value, end of period .................................. $   5.14     $   4.77     $   4.29       $   3.36     $   5.20
 Net Assets (000's) ......................................... $  2,233     $  1,737     $  1,265       $    629     $    562
 Number of units outstanding, end of period (000's) .........      434          362          295            187          108
 Total Return** .............................................     7.78%       11.27%       27.68%        (35.32)%     (35.00)%
EQ/MFS Investors Trust
 RIA 0.00%
 Unit value, end of period .................................. $ 100.22     $  93.50     $  83.93       $  68.77     $  87.07
 Net Assets (000's) ......................................... $     97     $     54     $     47       $     43     $     87
 Number of units outstanding, end of period (000's) .........        1            1            1              1            1
 Total Return** .............................................     7.19%       11.40%       22.04%        (21.02)%     (15.98)%
EQ/Money Market
 RIA 0.05%
 Unit value, end of period .................................. $ 155.57     $ 151.28     $ 149.82       $ 148.67     $ 146.56
 Net Assets (000's) ......................................... $    969     $  1,610     $  2,671       $  7,065     $  5,569
 Number of units outstanding, end of period (000's) .........        6           11           18             48           38
 Total Return** .............................................     2.84%        0.98%        0.77%          1.44%        3.80%

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Concluded)


                                                                                    Years Ended December 31,
                                                              --------------------------------------------------------------------
                                                                   2005          2004          2003          2002         2001
                                                              --------------------------------------------------------------------
EQ/Small Company Index
 MRP 1.00% (h)
 Unit value, end of period ..................................   $  13.38      $  12.99      $  11.18      $    7.76   $   9.97
 Net Assets (000's) .........................................   $  3,168      $  2,877      $  1,756      $     608   $    379
 Number of units outstanding, end of period (000's) .........        237           219           157             79         38
 Total Return** .............................................       3.07%        16.15%        44.07%        (22.17)%    (0.30)%
EQ/Van Kampen Emerging Markets Equity
 RIA 0.00%
 Unit value, end of period ..................................   $ 298.30      $ 224.66      $ 181.64      $  116.49   $ 123.81
 Net Assets (000's) .........................................   $    516      $    383      $    366      $     214   $    248
 Number of units outstanding, end of period (000's) .........          2             2             2              2          2
 Total Return** .............................................      32.78%        23.68%        55.93%         (5.91)%    (5.15)%

(a)   Units were made available for sale on October 22, 2001.
(b) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001. Units were made available for sale on May 18, 2001.
(c) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(e) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002. Units were made available for sale.
(f) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002.
(g)   Units were made available for sale on November 22, 2002.
(h)   Units were made available for sale on May 18, 2001.
(i) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(j) A substitution of EQ/Technology Portfolio for Alliance Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(k) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).
(l) A substitution of EQ/Alliance Growth Investors Portfolio occurred on November 22, 2002. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio).
(*) Expenses as a percentage of Average Net Assets (0.05%, 0.25%, 0.40%, 0.50%, 1.00%, 1.025%, 1.25%, 1.40%, 1.50%, 1.65% annualized) for each period indicated charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded.
(**) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 of AXA Equitable Life Insurance Company


Notes to Financial Statements (Concluded)
December 31, 2005
--------------------------------------------------------------------------------

9. Investment Income Ratio

   Shown below is the Investment Income Ratio throughout the periods indicated for Separate Accounts 13, 10, 4 and 3. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                                 Year Ended December 31,
                                  ------------------------------------------------------
                                     2005       2004       2003       2002       2001
                                  ------------------------------------------------------
Separate Account No. 13 ......... 4.10%      3.81%      3.49%      4.25%      5.78%
Separate Account No. 10 ......... 2.57%      2.19       2.25       2.89       3.43
Separate Account No. 4 .......... 0.46%      0.46       0.47       0.40       0.46
Separate Account No. 3 .......... 0.11%      0.14       0.27       0.26       0.45

   Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as 0asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                                       Six Months Ended June 30,
                                                         ------------------------------------------------------
                                                            2005       2004       2003       2002       2001
                                                         ------------------------------------------------------
AXA Premier VIP High Yield .............................    7.88%      6.25%      5.10%      8.55%      7.66%
AXA Premier VIP Technology .............................      --       1.22%        --         --         --
EQ/Alliance Growth and Income ..........................    3.63%      1.47%      1.08%      1.26%      0.91%
EQ/Alliance Intermediate Government Securities .........    1.55%      3.14%      4.29%      6.12%      4.14%
EQ/Alliance International ..............................    1.75%      2.11%      2.02%        --       1.82%
EQ/Alliance Large Cap Growth ...........................      --       0.00%        --         --       0.01%
EQ/Alliance Quality Bond ...............................    3.29%      3.65%      2.62%      3.96%      5.09%
EQ/Alliance Small Cap Growth ...........................      --       0.00%        --         --       1.07%
EQ/Bernstein Diversified Value .........................    2.73%      2.10%      1.41%      1.71%      1.34%
EQ/Calvert Socially Responsible ........................    3.76%      0.00%        --         --       2.95%
EQ/Capital Guardian Growth .............................    0.22%      0.50%      0.07%      0.12%        --
EQ/Capital Guardian International ......................    1.84%      1.55%      1.48%      1.76%      2.13%
EQ/Capital Guardian Research ...........................    0.55%      0.63%      0.44%      0.58%      0.32%
EQ/Capital Guardian U.S. Equity ........................    5.82%      0.52%      0.37%      0.53%      0.48%
EQ/Equity 500 Index ....................................    2.66%      1.69%      1.31%      2.03%      0.95%
EQ/Evergreen Omega .....................................    1.14%      0.29%        --         --       0.01%
EQ/FI Mid Cap ..........................................   14.40%      6.29%        --       0.02%      0.20%
EQ/FI Small/Mid Cap Value ..............................   12.21%      9.48%      0.39%      0.61%      0.69%
EQ/Janus Large Cap Growth ..............................      --       0.28%        --         --       0.01%
EQ/JPMorgan Value Opportunities ........................    1.52%      1.32%      1.37%      1.13%      1.00%
EQ/Lazard Small Cap Value ..............................    8.29%     10.85%      1.14%      1.23%      5.93%
EQ/Marsico Focus .......................................    2.83%      0.00%        --         --         --
EQ/Mercury Basic Value Equity ..........................    3.16%      4.94%      0.48%      1.16%      3.48%
EQ/Mercury International Value .........................    1.92%      1.44%      2.10%      0.84%      0.53%
EQ/MFS Emerging Growth Companies .......................      --       0.00%        --         --       0.02%
EQ/MFS Investors Trust .................................    0.61%      0.59%      0.60%      0.53%      0.37%
EQ/Money Market ........................................    2.93%      0.84%      0.49%      1.68%      2.97%
EQ/Small Company Index .................................    5.88%      4.43%      0.37%      0.67%      1.58%
EQ/Van Kampen Emerging Markets Equity ..................    4.06%      0.60%      0.79%        --         --

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

          Supplement dated May 1, 2006 to Prospectus dated May 1, 2006
    ------------------------------------------------------------------------


                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.


                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 2006 for the
                    appropriate Members Retirement Program.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 4-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed based rate of return of 5 3/4%.

                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300
                     October 1998                   $7.5963
                     October 1999                   $9.8568
                     October 2000                  $10.6810
                     October 2001                   $7.3761
                     October 2002                   $5.3455
                     October 2003                   $6.3322
                     October 2004                   $6.7242
                     October 2005                   $7.4953

                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.

         For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 2006 prospectus and the Statement of Additional Information.

                               INVESTMENT MANAGER

The Manager

         We, AXA Equitable, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 2006 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. AXA Equitable is an indirect wholly-owned subsidiary of our sole stockholder AXA Financial, Inc. AXA Financial, Inc. and its subsidiaries managed assets of approximately $643.44 billion as of December 31, 2005, including third party assets of $513.50 billion.

Investment Management

         In providing investment management to the Fund, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 2006 Members Retirement Program prospectuses.

Fund Transactions

         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 2005, 2004 and 2003, the Fund paid $699,416, $1,126,910 and $929,767, respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the fund in our May 1, 2006 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.


Separate Account No. 4 (Pooled):                                   Page

Report of Independent Registered Public Accounting Firm            FSA-2

        Statement of Assets and Liabilities,
             December 31, 2005                                     FSA-3

        Statement of Operations for the Year Ended
             December 31, 2005                                     FSA-4

        Statements of Changes in Net Assets for the Years Ended
             December 31, 2005 and 2004                            FSA-5

        Portfolio of Investments
             December 31, 2005                                     FSA-6

        Notes to Financial Statements                              FSA-8

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account No. 4 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account No. 4 (Pooled) of AXA Equitable Life Insurance Company ("AXA Equitable") at December 31, 2005, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
New York, New York
April 19, 2006


                                     FSA-2

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Assets and Liabilities
December 31, 2005

----------------------------------------------------------------------------------------
Assets:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $543,325,267)...........................  $727,707,317
 Short-term debt securities -- at value (amortized cost: $15,064,398).....    15,064,398
Interest and dividends receivable ........................................       246,170
--------------------------------------------------------------------------  ------------
Total assets .............................................................   743,017,885
--------------------------------------------------------------------------  ------------
Liabilities:
Due to AXA Equitable's General Account ...................................     1,050,401
Due to custodian .........................................................     4,676,054
Accrued expenses .........................................................       646,613
--------------------------------------------------------------------------  ------------
Total liabilities ........................................................     6,373,068
--------------------------------------------------------------------------  ------------
Net Assets ...............................................................  $736,644,817
==========================================================================  ============
Amount retained by AXA Equitable in Separate Account No. 4 ...............  $  3,382,850
Net assets attributable to contract owners ...............................   690,032,245
Net assets allocated to contracts in payout period .......................    43,229,722
--------------------------------------------------------------------------  ------------
Net Assets ...............................................................  $736,644,817
==========================================================================  ============


                                                        Units Outstanding    Unit Values
                                                       ------------------- --------------
Institutional ........................................        44,384       $ 8,269.13
RIA ..................................................        20,696           780.43
Momentum Strategy ....................................         5,210           101.21
MRP ..................................................       140,987           317.72
ADA ..................................................       759,106           386.86
EPP ..................................................        17,614           803.45

The accompanying notes are an integral part of these financial statements.

                                     FSA-3

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statement of Operations
Year Ended December 31, 2005

--------------------------------------------------------------------------------------
Investment Income (Note 2):
Dividends (net of foreign taxes withheld of $51,069)....................  $  3,052,019
Interest ...............................................................       212,617
------------------------------------------------------------------------  ------------
Total investment income ................................................     3,264,636
------------------------------------------------------------------------  ------------
Expenses (Note 5):
Investment management fees .............................................    (1,358,503)
Operating and expense charges ..........................................    (2,446,134)
------------------------------------------------------------------------  ------------
Total expenses .........................................................    (3,804,637)
------------------------------------------------------------------------  ------------
Net investment loss ....................................................      (540,001)
------------------------------------------------------------------------  ------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Realized gain from security and foreign currency transactions ..........    74,925,731
Change in unrealized appreciation /depreciation of investments .........     6,608,967
------------------------------------------------------------------------  ------------
Net realized and unrealized gain on investments ........................    81,534,698
------------------------------------------------------------------------  ------------
Net Increase in Net Assets Attributable to Operations ..................  $ 80,994,697
========================================================================  ============

The accompanying notes are an integral part of these financial statements.

                                     FSA-4

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company

Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended December 31,
                                                                                        2005              2004
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss ..........................................................  $     (540,001)   $     (571,014)
Net realized gain on investments and foreign currency transactions ...........      74,925,731        68,479,781
Change in unrealized appreciation/depreciation of investments ................       6,608,967        33,687,073
------------------------------------------------------------------------------  --------------    --------------
Net increase in net assets attributable to operations ........................      80,994,697       101,595,840
------------------------------------------------------------------------------  --------------    --------------
From Contributions and Withdrawals:
Contributions ................................................................      76,456,922        92,820,015
Withdrawals ..................................................................    (151,318,308)     (150,234,175)
Asset management fees ........................................................      (1,067,272)       (1,128,020)
Administrative fees ..........................................................        (345,104)         (419,710)
------------------------------------------------------------------------------  --------------    --------------
Net decrease in net assets attributable to contributions and withdrawals .....     (76,273,762)      (58,961,890)
------------------------------------------------------------------------------  --------------    --------------
Net increase in net assets attributable to AXA Equitable's transactions ......           6,187            12,083
------------------------------------------------------------------------------  --------------    --------------
Increase in Net Assets .......................................................       4,727,121        42,646,033
Net Assets -- Beginning of Year ..............................................     731,917,696       689,271,663
------------------------------------------------------------------------------  --------------    --------------
Net Assets -- End of Year ....................................................  $  736,644,817    $  731,917,696
==============================================================================  ==============    ==============

The accompanying notes are an integral part of these financial statements.


                                     FSA-5

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005
-------------------------------------------- ------------------- ---------------
Company                                             Shares         U.S. $ Value
-------------------------------------------- ------------------- ---------------
COMMON STOCKS - 98.8%
Technology - 33.3%
Communication Equipment - 7.5%
Corning, Inc. (a) ..........................        214,100      $ 4,209,206
Juniper Networks, Inc. (a) .................      1,022,700       22,806,210
QUALCOMM, Inc. .............................        649,300       27,971,844
                                                                 -----------
                                                                  54,987,260
                                                                 -----------
Computer Hardware/Storage - 5.2%
Apple Computer, Inc. (a) ...................        378,000       27,174,420
EMC Corp. (a) ..............................        808,100       11,006,322
                                                                 -----------
                                                                  38,180,742
                                                                 -----------
Computer Services - 1.0%
Infosys Technologies Ltd. (ADR) ............         95,565        7,727,386
                                                                 -----------
Internet Media - 8.3%
Google, Inc. Cl. A (a) .....................         82,500       34,225,950
Yahoo! Inc. (a) ............................        681,700       26,709,006
                                                                 -----------
                                                                  60,934,956
                                                                 -----------
Miscellaneous - 2.2%
Amphenol Corp. Cl. A .......................        367,600       16,269,976
                                                                 -----------
Semi-Conductor Components - 6.5%
Advanced Micro Devices, Inc. (a) ...........        468,900       14,348,340
Broadcom Corp. Cl. A (a) ...................        428,500       20,203,775
Marvell Technology Group Ltd. (a) ..........        250,400       14,044,936
                                                                 -----------
                                                                  48,597,051
                                                                 -----------
Software - 2.6%
Autodesk, Inc. (a) .........................         85,700        3,680,815
Business Objects SA (ADR) (a) ..............        122,000        4,930,020
NAVTEQ Corp. (a) ...........................        107,100        4,698,477
SAP AG (ADR) ...............................        126,500        5,701,355
                                                                 -----------
                                                                  19,010,667
                                                                 -----------
                                                                 245,708,038
                                                                 -----------
Finance - 18.4%
Banking - Money Center - 1.1%
JPMorgan Chase & Co. .......................        200,000        7,938,000
                                                                 -----------
Brokerage & Money Management - 9.9%
The Charles Schwab Corp. ...................        492,100        7,219,107
Goldman Sachs Group, Inc. ..................        173,700       22,183,227
Legg Mason, Inc. ...........................        295,800       35,404,302
Merrill Lynch & Co. Inc. ...................        115,800        7,843,134
                                                                 -----------
                                                                  72,649,770
                                                                 -----------
Insurance - 3.5%
American International Group, Inc. .........        377,100       25,729,533
                                                                 -----------
Miscellaneous - 3.9%
Citigroup, Inc. ............................        483,600       23,469,108
State Street Corp. .........................         97,500        5,405,400
                                                                 -----------
                                                                  28,874,508
                                                                 -----------
                                                                 135,191,811
                                                                 -----------

-------------------------------------------- ------------------- ---------------
Company                                             Shares         U.S. $ Value
-------------------------------------------- ------------------- ---------------
Health Care - 17.6%
Biotechnology - 4.4%
Affymetrix, Inc. (a) .......................        111,300      $ 5,314,575
Genentech, Inc. (a) ........................        196,000       18,130,000
Gilead Sciences, Inc. (a) ..................        174,400        9,178,672
                                                                 -----------
                                                                  32,623,247
                                                                 -----------
Drugs - 1.6%
Teva Pharmaceutical Industries Ltd.
    (ADR) ..................................        266,200       11,449,262
                                                                 -----------
Medical Products - 4.6%
Alcon, Inc. ................................         78,200       10,134,720
St. Jude Medical, Inc. (a) .................        367,800       18,463,560
Zimmer Holdings, Inc. (a) ..................         81,100        5,469,384
                                                                 -----------
                                                                  34,067,664
                                                                 -----------
Medical Services - 7.0%
Caremark Rx, Inc. (a) ......................        214,600       11,114,134
UnitedHealth Group, Inc. ...................        147,400        9,159,436
WellPoint, Inc. (a) ........................        388,800       31,022,352
                                                                 -----------
                                                                  51,295,922
                                                                 -----------
                                                                 129,436,095
                                                                 -----------
Consumer Services - 12.6%
Advertising - 0.8%
Getty Images, Inc. (a) .....................         66,800        5,963,236
                                                                 -----------
Apparel - 1.3%
Coach, Inc. (a) ............................        177,000        5,901,180
Urban Outfitters, Inc. (a) .................        143,700        3,637,047
                                                                 -----------
                                                                   9,538,227
                                                                 -----------
Broadcasting & Cable - 0.5%
XM Satellite Radio Holdings Inc. Cl.
    A (a) ..................................        126,600        3,453,648
                                                                 -----------
Miscellaneous - 2.4%
Corporate Executive Board Co. ..............         50,700        4,547,790
Iron Mountain, Inc. (a) ....................        176,700        7,460,274
Strayer Education, Inc. ....................         61,400        5,753,180
                                                                 -----------
                                                                  17,761,244
                                                                 -----------
Retail - General Merchandise - 7.6%
eBay, Inc. (a) .............................        549,700       23,774,525
Home Depot, Inc. ...........................        181,000        7,326,880
Lowe's Cos, Inc. ...........................        327,800       21,851,148
Williams-Sonoma, Inc. (a) ..................         68,400        2,951,460
                                                                 -----------
                                                                  55,904,013
                                                                 -----------
                                                                  92,620,368
                                                                 -----------
Consumer Manufacturing - 8.1%
Building & Related - 7.9%
Centex Corp. ...............................        224,400       16,042,356
DR Horton, Inc. ............................        195,066        6,969,708
Lennar Corp. Cl. A .........................        229,500       14,004,090

                                      FSA-6

--------------------------------------------------------------------------------
Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Portfolio of Investments -- December 31, 2005 (Continued)

-------------------------------------- ------------------- ---------------
Company                                       Shares         U.S. $ Value
-------------------------------------- ------------------- ---------------
NVR, Inc. (a) ........................        20,200       $14,180,400
Pulte Homes, Inc. ....................       168,700         6,640,032
                                                           -----------
                                                            57,836,586
                                                           -----------
Textile Products - 0.2%
Building Material Holding Corp. ......        19,000         1,295,990
                                                           -----------
                                                            59,132,576
                                                           -----------
Capital Goods - 2.6%
Machinery - 0.7%
Actuant Corp. Cl. A ..................        88,800         4,955,040
                                                           -----------
Miscellaneous - 1.9%
General Electric Co. .................       212,600         7,451,630
United Technologies Corp. ............       123,400         6,899,294
                                                           -----------
                                                            14,350,924
                                                           -----------
                                                            19,305,964
                                                           -----------
Energy - 2.6%
Oil Service - 2.6%
Schlumberger Ltd. ....................       196,800        19,119,120
                                                           -----------
Aerospace & Defense - 1.3%
Aerospace - 0.5%
Boeing Co. ...........................        53,800         3,778,912
                                                           -----------
Defense Electronics - 0.8%
L-3 Communications Holdings, Inc......        83,000         6,171,050
                                                           -----------
                                                             9,949,962
                                                           -----------
Multi-Industry Companies - 1.1%
Danaher Corp. ........................       139,300         7,770,154
                                                           -----------

-------------------------------------- ------------------- ---------------
Company                                       Shares         U.S. $ Value
-------------------------------------- ------------------- ---------------
Consumer Staples - 0.7%
Household Products - 0.2%
Procter & Gamble Co. .................        25,700       $ 1,487,516
                                                           -----------
Retail - Food & Drug - 0.5%
Whole Foods Market, Inc. .............        51,200         3,962,368
                                                           -----------
                                                             5,449,884
                                                           -----------
Basic Industry - 0.5%
Chemicals - 0.5%
Hexcel Corp. (a) .....................       222,900         4,023,345
                                                           -----------
Total Common Stocks - 98.8%
    (Cost $543,325,267)...............                     727,707,317
                                                           -----------

--------------------------------------------------------------------------------
                                           Principal
                                            Amount
                                             (000)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES - 2.0%
Time Deposits - 2.0%
JPMorgan Nassau
    3.72%, 1/03/2006 .................... $15,064       15,064,398
                                                        ----------
Total Short-Term Debt Securities
    (Amortized Cost $15,064,398).........               15,064,398
                                                        ----------
Total Investments -100.8%
    (Cost/Amortized Cost
    $558,389,665)........................              742,771,715
Other Assets Less
    Liabilities - (0.8%) ................               (6,126,898)
                                                       -----------
Net Assets - 100.0% .....................             $736,644,817
                                                      ============

(a)   Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     The accompanying notes are an integral part of these financial statements.


                                     FSA-7

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements
December 31, 2005
--------------------------------------------------------------------------------

1. General

Separate Account No. 4 (Pooled) (the Fund) of AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable"), a wholly-owned subsidiary of AXA Financial, Inc., was established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the contracts, the net assets in the Fund are not chargeable with liabilities arising out of any other business of AXA Equitable.

The contract owners invest in Separate Account No. 4, under the following respective names:

    Momentum Strategy
    Separate Account No. 4   The Alliance Growth Equity Fund

    RIA
    Separate Account No. 4   The Alliance Common Stock Fund

    MRP
    Separate Account No. 4   The Alliance Growth Equity Fund

    ADA
    Separate Account No. 4   The Growth Equity Fund

    EPP
    Separate Account No. 4   The Alliance Common Stock Fund

    Institutional
    Separate Account No. 4   Growth Stock Account

The excess of assets over reserves and other contract liabilities, if any, in Separate Account No. 4 may be transferred to AXA Equitable's General Account. AXA Equitable's General Account is subject to creditor rights. These financial statements reflect the total net assets and results of operations for the Separate Account No. 4. Annuity contracts available through AXA Equitable are Momentum Strategy, Retirement Investment Account ("RIA"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Institutional reflects investments in funds by contract owners of group annuity contracts issued by AXA Equitable. Assets of the Plans and Institutional are invested in a number of investment Funds (available Funds vary by Plan). The American Dental Association Members Retirement Program is one of the many products participating in this Fund.

At December 31, 2005, interests of retirement and investment plans for employees, managers and agents of AXA Equitable in Separate Account No. 4 aggregated $204,059,876 (27.7%) of the net assets of the Fund.

AXA Equitable is the investment manager for the Fund. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to AXA Equitable with respect to the management of the Fund. Alliance is indirectly majority-owned by AXA Equitable and AXA Financial, Inc.

AXA Equitable and Alliance seek to obtain the best price and execution of all orders placed for the portfolios of the AXA Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, AXA Equitable and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Fund's portfolio transactions.

AXA Equitable performs all marketing and service functions under the contract. No commissions are paid for

                                     FSA-8

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

1. General (Concluded)

   these services; however, incentive compensation based on first year plan contributions and number of plan sales are paid to AXA Equitable employees who perform the marketing and service functions.

   The amount retained by AXA Equitable in Separate Account No. 4 arises principally from (1) contributions from AXA Equitable, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by AXA Equitable are not subject to charges for expense risks.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   On December 29, 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-05, "Financial Highlights of Separate
   Accounts: An Amendment to the Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the financial position or results of operations of the Fund.

   Investment securities are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   Forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly-traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where AXA Equitable and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Other assets that do not have a readily available market price are valued at fair value as determined in good faith by AXA Equitable's investment officers.


                                     FSA-9

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

2. Significant Accounting Policies (Concluded)

   Short-term debt securities which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   Security transactions are recorded on the trade date. Amortized cost of debt securities, where applicable, are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

   Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contract holder, as long as the contract has not been discontinued. AXA Equitable retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

   Amounts due to/from the General Account represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.


3. Investment Transactions

   For the year ended December 31, 2005, investment security transactions, excluding short-term debt securities, were as follows:

                                           Purchases                        Sales
                                 ------------------------------ -----------------------------
                                      Stocks          U.S.           Stocks          U.S.
                                     and Debt      Government       and Debt      Government
              Fund                  Securities    and Agencies     Securities    and Agencies
-------------------------------- --------------- -------------- --------------- -------------
The Growth Equity Fund ......... $341,952,067    $        --    $423,893,544    $        --

4. Asset Charges

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment.

   Momentum Strategy

   Fees with respect to the Momentum Strategy contracts are as follows:

   Daily Separate Account Charge:

   On a daily basis a charge at an annual rate of 1.25% for Separate Account 4 is deducted from the net assets

                                     FSA-10

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

4. Asset Charges (Continued)

   attributable to the Momentum Strategy units. This fee is to cover expense risk, mortality risk, other charges and operating expenses of the contract. These fees are reflected as a reduction of the Momentum Strategy Unit Value.

   Administrative Fees:

   Participant Administrative Charge -- At the end of each calendar quarter, a maximum record maintenance and report fee of $3.75 ($15.00 per year) is either deducted from the Participant Retirement Account Value or billed to the employer. No charge is assessed if average account value is at least $20,000. Additionally, the Participant Retirement Account Value is assessed for the fee if the charge is not paid by the employer or the plan has less than 10 participants in the contract.

   Plan Recordkeeping Service Charge with Checkwriting -- Employers electing plan recordkeeping with checkwriting services are subject to a charge of $25 per check. These amounts are withdrawn from the Participant Retirement Account Value before withdrawal.

   Loan Charge -- A loan set up charge of $25 is made at the time the loan is set up. This is a one time charge per active loan. Quarterly loan recordkeeping charge is $6 per outstanding loan. Charge is deducted from the Participant Retirement Account Value.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn. Charge is deducted from the Participant Retirement Account Value in addition to the amount withdrawn.

   State Premium and other applicable taxes -- charge for state premium and other applicable taxes deducted is designed to approximate certain taxes that may be imposed. When applicable, this amount is deducted from contributions. Generally, the charge is deducted from the amount applied to provide an annuity payout option.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   RIA

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Retirement Investment Account (RIA) contracts are as follows:

   Investment Management Fee:

   An annual fee of 0.50% of the net assets attributable to RIA units is assessed for the Alliance Common Stock Fund. This fee is reflected as a reduction of the RIA Unit Value.

   Administrative Fees:

   Contracts investing in the Fund are subject to certain administrative expenses according to contract terms. These fees may include:


                                     FSA-11

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

4. Asset Charges (Continued)

   Ongoing Operations Fee -- An expense charge is made based on the combined net balances of the fund. Depending upon when the employer adopted RIA, the monthly rate ranges from 1/12 of 1.25% to 1/12 of 0.50% or from 1/12 of 1.25% to 1/12 of 0.25%.

   Participant Recordkeeping Services Charge -- Employers electing RIA's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Contingent Withdrawal Charge -- Certain withdrawals are subject to defined contingent withdrawal charges. The maximum charge is 6% of the total plan assets withdrawn.

   Loan Fee -- A loan fee equal to 1% of the amount withdrawn as loan principal is deducted on the date the plan loan is made.

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as reductions of unit value.

   MRP

   Charges and fees relating to the Fund are paid to AXA Equitable are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees, program expense charge, direct expenses and record maintenance and report fees. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the Members Retirement Program contracts are as follows:

   Program Expense Charge--An expense charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with AXA Equitable and is deducted monthly.

   Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity Fund.

   Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These charges and fees are reflected as a reduction of the unit value.

   A record maintenance and report fee of $3.75 is deducted quarterly as a liquidation of Fund units.

   ADA

   Charges and fees relating to the Fund are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid
   (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. These charges and fees are paid to AXA Equitable and are recorded as expenses in the accompanying Statement of Operations. Fees with respect to the American Dental Association Members Retirement Program are as follows:


                                     FSA-12

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


     Notes to Financial Statements (Continued)
     December 31, 2005
--------------------------------------------------------------------------------

4. Asset Charges (Continued)

   Investment Management and Administration Fees (Investment Management Fees):

   AXA Equitable receives a fee based on the value of the Growth Equity Fund at a monthly rate of 1/12 of (i) 0.29 of 1% of the first $100 million and (ii)
   0.20 of 1% of the excess over $100 million of its ADA Program assets.

   An Administrative fee is charged at a daily rate of 0.15% of average daily net assets.

   Operating and Expense Charges:

   Program Expense Charge -- In the year prior to May 1, 2005 the expense charge was made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate 1/12 of (i) 0.645 of 1% of the first $400 million.

   Effective May 1, 2005 an expense charge is made on the combined value of all investment options maintained under the contract with AXA Equitable at a monthly rate of 1/12 of 0.635%.

   A portion of the Program Expense Charge assessed by AXA Equitable is made on behalf of the ADA and is equal to a monthly rate of 1/12 for (i) 0.025 of 1% of the first $400 million and (ii) 0.020 of 1% of the excess over $400 million. For 2003 and 2002, respectively, the portion of the Program Expense Charge paid to the ADA has been reduced to 0.00% for all asset levels but the ADA's portion could be increased in the future.

   Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

   EPP

   Charges and fees relating to the Fund are paid to AXA Equitable and are deducted in accordance with the terms of the various contracts, which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the Equi-Pen-Plus Master Plan and Retirement Trust are as follows:

   Investment Management Fee:

   An annual fee of 0.25% of the total plan and trust net assets held in the Separate Account is deducted daily. This fee is reflected as reduction in EPP unit value.

   Administrative Fees:

   Ongoing Operations Fee -- An expense charge is made based on each client's combined balance of Master Plan and Trust net assets in the Separate and Fixed Income Accounts at a monthly rate of 1/12 of (i) 1% of the first $500,000, (ii) 0.75% of the next $500,000 and (iii) 0.50% of the excess over $1,000,000.

   Participant Recordkeeping Services Charge -- Employers electing Equi-Pen-Plus's optional Participant Recordkeeping Services are subject to an annual charge of $25 per employee-participant under the employer plan.

   Withdrawal Charge -- A charge is applied if the client terminates plan participation in the Master Retirement Trust and if the client transfers assets to another funding agency before the fifth anniversary of the date AXA


                                     FSA-13

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

4. Asset Charges (Concluded)

   Equitable accepts the participation agreement. The redemption charge is generally paid via a liquidation of units held in the fund and will be based on the following schedule:

 For Terminating Occurring In:        Redemption Charge:
------------------------------- ------------------------------
      Years 1 and 2 ........... 3% of all Master Trust assets
      Years 3 and 4 ........... 2% of all Master Trust assets
      Year 5 .................. 1% of all Master Trust assets
      After Year 5 ............ No Redemption Charge

   Operating and Expense Charges:

   In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to their operations. These may include custody, audit and printing of reports. These charges and fees are reflected as reduction of unit value.

   Institutional

   Asset Management Fees

   Asset management fees are charged to clients investing in the Separate Account. The fees are based on the prior month-end net asset value (as defined) of each client's aggregate interest in AXA Equitable's Separate Account, and are determined monthly. Clients can either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account. The fees are calculated for each client in accordance with the schedule set forth below:

    Each Client's Aggregate Interest     Annual Rate
--------------------------------------- -------------
      Minimum Fee ..................... $5,000
      First $2 million.................  0.85 of 1%
      Next $3 million..................  0.60 of 1%
      Next $5 million..................  0.40 of 1%
      Next $15 million.................  0.30 of 1%
      Next $75 million.................  0.25 of 1%
      Excess over $100 million.........  0.20 of 1%

   There is an additional charge made to clients utilizing AXA Equitable's Active Investment Management Service (AIMS). The service is optional and delegates to AXA Equitable the responsibility for actively managing the client's assets among AXA Equitable's Separate Account. In the event that the client chooses this service, the additional fee is based on the combined net asset value of the client's assets in the Separate Account. Clients electing this service either pay the fee directly by remittance to the Separate Account or via liquidation of units held in the Separate Account. The charge is assessed on a monthly basis at the annual rates shown below:

  Client's Aggregate Interest    Annual Rate
------------------------------- ------------
      Minimum Fee ............. $2,500
      First $5 million......... 0.100%
      Next $5 million.......... 0.075%
      Next $5 million.......... 0.050%
      Over $15 million......... 0.025%

Asset management fees and AIMS fees are paid to AXA Equitable.

                                     FSA-14

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

4. Asset Charges (Concluded)

   Administrative Fees

   Certain client contracts provide for a fee for administrative services to be paid directly to AXA Equitable. This administrative fee is calculated according to the terms of the specific contract and is generally paid via a liquidation of units held in the Fund in which the contract invests. Certain of these client contracts provide for administrative fees to be paid through a liquidation of units from a Short-term liquidity account. The payment of the fee for administrative services has no effect on other separate account clients or the unit values of the separate account.

   Operating and Expense Charges

   In addition to the charges and fees mentioned above, the Separate Account is charged for certain costs and expenses directly related to their operations. These charges may include custody and audit fees, and result reduction of Separate Account unit values.


5. Taxes

   No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Fund by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable will affect such contracts. Accordingly, no provision for Federal income taxes is required.


6. Changes in Units Outstanding

   Accumulation units issued and redeemed during periods indicated were (in thousands):

                                  Year Ended December 31,
                            -----------------------------------
                                2005        2004        2003
                            ----------- ----------- -----------
The Growth Equity Fund
ADA
Issued ....................     155         140         147
Redeemed ..................    (214)       (149)       (137)
                               ----        ----        ----
Net Increase (Decrease) ...     (59)         (9)         10
                               ----        ----        ----
Alliance Growth Equity Fund
Momentum Strategy
Issued ....................       1           1           2
Redeemed ..................      (1)         (2)         (1)
                               ----        ----        ----
Net Increase (Decrease) ...     (--)         (1)          1
                               ----        ----        ----
Alliance Common Stock Fund
RIA
Issued ....................       2           4           6
Redeemed ..................     (11)        (12)        (19)
                               ----        ----        ----
Net (Decrease) ............      (9)         (8)        (13)
                               ----        ----        ----
Alliance Growth Equity Fund
MRP
Issued ....................     191         260          39
Redeemed ..................    (197)       (266)        (40)
                               ----        ----        ----


                                     FSA-15

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Continued)
December 31, 2005
--------------------------------------------------------------------------------

6. Changes in Units Outstanding (Concluded)

                               Year Ended December 31,
                           --------------------------------
                              2005       2004       2003
                           --------- ----------- ----------
Net (Decrease) ...........      (6)        (6)         (1)
                                ---        ---         ---
Alliance Common Stock Fund
EPP
Issued ...................       2          2           1
Redeemed .................      (3)        (6)         (3)
                                ---        ---         ---
Net (Decrease) ...........      (1)        (4)         (2)
                                           ---         ---
Growth Stock Account
Institutional
Issued ...................       1          5           8
Redeemed .................      (1)       (12)        (13)
                                ---        ---         ---
Net Increase (Decrease) ..       --        (7)         (5)
                                ---        ---         ---

7. Investment Income Ratio

   The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the report period. Shown below is the investment income ratio throughout the periods indicated.

                                                Year Ended December 31,
                                 ------------------------------------------------------
                                    2005       2004       2003       2002       2001
                                 ---------- ---------- ---------- ---------- ----------
The Growth Equity Fund ......... 0.46%      0.46%      0.47%      0.40%      0.46%

8. Accumulation Unit Values

   AXA Equitable issues a number of group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through AXA Equitable are the American Dental Association Members Retirement Program ("ADA"), Retirement Investment Account ("RIA"), Momentum Strategy ("Momentum"), Members Retirement Program ("MRP") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

   Institutional units presented on the Statement Assets and Liabilities reflect investments in the Fund by contractholders of group annuity contracts issued by AXA Equitable. Institutional unit value is determined at the end of each business day. Institutional unit value reflects the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (ADA, RIA, MRP, Momentum and EPP) reflect the same investment results as the Institutional unit value presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for the Plans' contracts in percentage terms.

   Shown below is accumulation unit value information for the Plans' units outstanding in Separate Account 4.

                                     FSA-16

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Concluded)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Concluded)


                                                                                  Year Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                              2005            2004             2003            2002         2001
                                                        --------------- ---------------  --------------- ------------- -------------
Separate Account No. 4
Alliance Growth Equity Fund
ADA, 1.025%*
Unit Value, end of period .............................   $  386.86      $   346.74       $   302.18     $  223.26             --
Net Assets (000's) ....................................   $ 293,966      $  283,643       $  249,918     $ 182,907             --
Number of units outstanding, end of period (000's) ....         759             818              827           817             --
Total Return** ........................................       11.57%          14.75%           35.05%       (27.87)%           --
The Growth Equity Fund
Momentum Strategy, 1.25%*
Unit Value, end of period .............................   $  101.21      $    90.90       $    79.38     $   58.54       $  82.63
Net Assets (000's) ....................................   $     527      $      483       $      435     $     299       $  1,202
Number of units outstanding, end of period (000's) ....           5               5                6             5             15
Total Return* .........................................       11.34%          14.51%           35.60%       (29.16)%       (18.11)%
Alliance Common Stock Fund
RIA, 0.50%*
Unit Value, end of period .............................   $  780.43      $   695.74       $   602.90     $  443.82       $ 611.48
Net Assets (000's) ....................................   $  16,152      $   20,742       $   23,093     $  22,530       $ 50,100
Number of units outstanding, end of period (000's) ....          21              30               38            51             82
Total Return** ........................................       12.17%          15.40%           35.84%       (27.42)%       (18.37)%
Alliance Growth Equity Fund
MRP, 1.50%*
Unit Value, end of period .............................   $  317.72      $   286.30       $   251.02     $  186.97       $ 261.19
Net Assets (000's) ....................................   $  44,826      $   42,051       $   38,426     $  28,750       $ 41,578
Number of units outstanding, end of period (000's) ....         141             147              153           154            159
Total Return** ........................................       10.97%          14.05%           34.26%       (28.42)%       (19.44)%
Alliance Common Stock Fund
EPP, 0.25%*
Unit Value, end of period .............................   $  803.45      $   714.47       $   617.58     $  453.49             --
Net Assets (000's) ....................................   $  14,152      $   13,886       $   13,987     $  11,356             --
Number of units outstanding, end of period (000's) ....          18              19               23            25             --
Total Return** ........................................       12.45%          15.69%           36.18%       (27.24)%           --
Growth Stock Account
Institutional
Unit Value, end of period .............................   $8,269.13      $ 7,335.03       $ 6,324.43     $4,632.41             --
Net Assets (000's) ....................................   $  367,019     $  371,131       $  363,345     $ 289,558             --
Number of units outstanding, end of period (000's) ....           44             51               57            63             --
Total Return** ........................................        12.73%         15.98%           36.53%       (27.05)%           --

* Expenses as a percentage of average net assets (0.25%, 0.50%, 1.025%, 1.25%, 1.50% annualized) consist of mortality and expense charges and other expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

** These amounts represent the total return for the periods indicated, including changes in the value of the

                                     FSA-17

Separate Account No. 4 (Pooled)
of AXA Equitable Life Insurance Company


Notes to Financial Statements (Concluded)
December 31, 2005
--------------------------------------------------------------------------------

8. Accumulation Unit Values (Concluded)

   underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.


                                     FSA-18

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements included in Part B.

         The following are included in the Statement of Additional Information:


          1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), and 66 (AXA Premier VIP Technology, EQ/Alliance International, EQ/Alliance Intermediate Government Securities, EQ/Calvert Socially Responsible, EQ/MFS Emerging Growth Companies, EQ/Capital Guardian Research, EQ/FI Small/Mid Cap Value, EQ/Equity 500 Index, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian International, EQ/Bernstein Diversified Value and EQ/Small
              Company Index Funds): - Report of Independent Registered Public Accounting Firm - PricewaterhouseCoopers LLP

          2.  Separate Account No. 3 (Pooled):
              - Statements of Assets and Liabilities, December 31, 2005
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2005 and 2004
              - Portfolio of Investments, December 31, 2005

          3.  Separate Account No. 4 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2005
              - Statement of Operations and Changes in Net Assets for the
                Years Ended December 31, 2005 and 2004
              - Portfolio of Investments, December 31, 2005

          4.  Separate Account No. 10 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2005
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2005 and 2004
              - Portfolio of Investments, December 31, 2005

          5.  Separate Account No. 66:
              - Statements of Assets and Liabilities, December 31, 2005
              - Statements of Operations and Changes in Net Assets for the
                year Ended December 31, 2005 and 2004.

          6.  Separate Account Nos. 3(Pooled), 4 (Pooled), 10 (Pooled), and 66:
              - Notes to Financial Statements

          7.  AXA Equitable Life Insurance Company:
              - Report of Independent Registered Public Accounting Firm -
                PricewaterhouseCoopers LLP
              - Consolidated Balance Sheets, December 31, 2005 and 2004
              - Consolidated Statements of Earnings for the Years Ended December
                31, 2005, 2004 and 2003
              - Consolidated Statements of Equity for the Years Ended December
                31, 2005 and 2004 and 2003
              - Consolidated Statements of Cash Flows for the Years Ended
                December 31, 2005, 2004 and 2003
              - Notes to Consolidated Financial Statements

          8.  AllianceBernstein L.P.:
              - Report of Independent Registered Public Accounting Firm - KPMG
                LLP
              - Consolidated Statements of Financial Condition as of December
                31, 2005 and 2004;
              - Consolidated Statements of Income for the Years Ended December
                31, 2005, 2004 and 2003;
              - Consolidated Statements of Changes in Partners' Capital and
                Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;
              - Consolidated Statements of Cash Flows for the Years Ended
                December 31, 2005, 2004 and 2003;
              - Notes to Consolidated Financial Statements;
              - Report on Management's Assessment of the Effectiveness of
                Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

          9.  AllianceBernstein Holding L.P.:
              - Report of Independent Registered Public Accounting Firm - KPMG
                LLP
              - Statements of Financial Condition as of December 31, 2005 and
                2004;
              - Statements of Income for the Years Ended December 31, 2005,
                2004 and 2003;
              - Statements of Changes in Partners' Capital and Comprehensive
                Income for the Years Ended December 31, 2005, 2004 and 2003;
              - Statements of Cash Flows for the Years Ended December 31,
                2005, 2004 and 2003;
              - Notes to Financial Statements.
              - Report on Management's Assessment of the Effectiveness of
                Internal Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         (b)  Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

         2.   Not applicable.


         3.   (a)   Form of Sales Agreement between Equitable Variable Life
                    Insurance Company and The Equitable Life Assurance
                    Society of the United States for itself and on behalf of its Separate Account No. 51, incorporated by reference to Post-Effective Amendment No. 2 to Registration No.
                    33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (b) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust, (File No. 333-17217) on Form N-1A, filed August 28, 1997.

              (c) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (d) Form of Participation Agreement among AXA Premier VIP Trust, the Equitable life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to Exhibit 8(b) to Registration Statement File No. 333-81393 on Form N-4, filed on December 5, 2001.

          4.  (a)   Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                    effective August 30, 1984, among the United States Trust
                    Company of New York and The Equitable Life Assurance
                    Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed
                    April 26, 1988.

              (b) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (c) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (d) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (e) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (f) Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

         5.   (a)   Exhibit 7(k) (Form of Participation Agreement for the
                    standardized Profit-Sharing Plan under the Association
                    Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                    Registration Statement on Form S-1 of Registrant, filed
                    April l6, 1986.

              (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

              (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

              (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

              (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                    1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (s) Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

              (t) Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

              (u) Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

         6.   (a)   Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended
                    January 1, 1997, incorporated by reference to Registration
                    Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

              (b) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

              (c) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

              (d) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7.   Not applicable

         8.   (a)   Exhibit 11(e)(2) (Form of Association Members Retirement
                    Plan, as filed with the Internal Revenue Service on April

                    18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

              (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (g) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (h) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement on Form N-3 covering Separate Account 4, filed on April 26, 2004.

              (i) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9.   (a)   Opinion and Consent of Melvin S. Altman, Esq., Vice
                    President and Associate General Counsel of The Equitable
                    Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

              (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

              (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

              (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (f) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The
                    Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.

              (g) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration Statement, File No. 333-35594, on April 26, 2000.

              (h) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement, File No. 333-86470 on April 17, 2002.

              (i) Opinion and Consent of Dodie Kent, Vice-President and Counsel of AXA Equitable Life Insurance Company, incorporated by reference to Registration No. 333-114905 on Form N-3 of Registrant, filed April 27, 2004.

              (j) Opinion and Consent of Dodie Kent, Vice-President and Counsel of AXA Equitable Life Insurance Company, incorporated by reference to Registration No. 333-124410 on Form N-3 of Registrant, filed April 28, 2005.

         10.  (a)       Consent of Melvin S. Altman (included within Exhibit
                        9(a)),

              (b)       Consent of Anthony A. Dreyspool (included within Exhibit
                        9(b)).

              (c)       Consent of Anthony A. Dreyspool (included within Exhibit
                        9(c)).

              (d)       Consent of Anthony A. Dreyspool (included within Exhibit
                        9(d)).

              (e)       Consent of Anthony A. Dreyspool (included within Exhibit
                        9(e)).

              (f) Consent of Anthony A. Dreyspool (included within Exhibit 9(f) above).

              (g)       Consent of Robin Wagner (included within Exhibit No.
                        9(g)).

              (h)       Consent of Robin Wagner (included within Exhibit No.
                        9(h)).

              (i)       Consent of Dodie Kent (included within Exhibit 9(i)).

              (j)       Consent of Dodie Kent (included within Exhibit 9(j)).

              (k)(i)    Consent of PricewaterhouseCoopers LLP.

              (k)(ii)   Consent of KPMG LLP.

              (l)       Powers of Attorney incorporated herein by reference to
                        Exhibit 10.(f) to Registration Statement File No. 333-05593, on Form N-4, filed on August 20, 2005.

              (m)       Powers of Attorney are filed herewith.

         11.  Not applicable.

         12.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.


          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.



          Separate Account Nos. 3, 4, 10, and 66 of AXA Equitable Life Insurance Company (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").



         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.


         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27. Number of Contractowners.



         As of February 28, 2006, the number of participants in the Members Retirement Program offered by the Registrant was 8,626.


Item 28. Indemnification

    (a)  Indemnification of Directors and Officers

     The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

     7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

     (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

    (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company;-* and

   (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)


     The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.


(b)  Indemnification of Principal Underwriter. Not applicable.

     Presently, there is no Principal Underwriter of the contracts. AXA Equitable provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services, based upon first year plan contributions and number of plans sold.

(c) Undertaking: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors and officers pursuant to the undertaking described above, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the interests, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) Not applicable. Presently, there is no Principal Underwriter of the contracts. See Item 28(b).

         (b)  See Item 25 of this Part C.

         (c)  Not applicable.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AXA Equitable Life Insurance Company at:
         135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES


     As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf in the City State of New York, on this 27th day of April, 2006.





                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                                       (Registrant)


                                            By: AXA Equitable Life Insurance
                                                Company


                                            By: /s/ Dodie Kent
                                                -------------------------------
                                                    Dodie Kent
                                                    Vice President and Counsel

                                   SIGNATURES





     As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf by the undersigned, in the City and State of New York, on this 27th day of April, 2006.







                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact


April 27, 2006

                                 EXHIBIT INDEX


EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

10(k)(i)      Consent of PricewaterhouseCoopers LLC.           EX-99.10ki

10(k)(ii)     Consent of KPMG LLP.                             EX-99.10kii

10(m)         Powers of Attorney.                              EX-99.10m